                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                               File No. 33-41034
                                                               File No. 811-6324



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/


     Pre-Effective Amendment No. ____                                  /  /



     Post-Effective Amendment No. 18                                   /X/

                                      AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/


     Amendment No.   18



               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)


             1818 Market Street, Philadelphia, Pennsylvania  19103
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

    George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            February 4, 1998
                                                                ----------------
It is proposed that this filing will become effective:

               ____     immediately upon filing pursuant to paragraph (b)

                X       on February 4, 1998 pursuant to paragraph (b)

               ____     60 days after filing pursuant to paragraph (a)(1)

               ____     on (date) pursuant to paragraph (a)(1)

               ____     75 days after filing pursuant to paragraph (a)(2)

               ____     on (date) pursuant to paragraph (a)(2) of Rule 485

                     Title of Securities Being Registered
                     ------------------------------------

                     International Small Cap Fund A Class
                     International Small Cap Fund B Class
                     International Small Cap Fund C Class
               International Small Cap Fund Institutional Class
                          Global Assets Fund A Class
                          Global Assets Fund B Class
                          Global Assets Fund C Class
                    Global Assets Fund Institutional Class
                           Global Bond Fund A Class
                           Global Bond Fund B Class
                           Global Bond Fund C Class
                     Global Bond Fund Institutional Class
                         Emerging Markets Fund A Class
                         Emerging Markets Fund B Class
                         Emerging Markets Fund C Class
                   Emerging Markets Fund Institutional Class
                       International Equity Fund A Class
                       International Equity Fund B Class
                       International Equity Fund C Class
                 International Equity Fund Institutional Class
                          Global Equity Fund A Class
                          Global Equity Fund B Class
                          Global Equity Fund C Class
                    Global Equity Fund Institutional Class

                            --- C O N T E N T S ---



This Post-Effective Amendment No. 18 to Registration File No. 33-41034 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Cross-Reference Sheets

               4.     Part A - Prospectuses

               5.     Part B - Statement of Additional Information

               6.     Part C - Other Information

               7.     Signatures

                            CROSS-REFERENCE SHEET*
                            ----------------------

                                    PART A
                                    ------

                                                                        Location in
  Item No.   Description                                                Prospectuses
  --------   -----------                                                ------------
                                                                 Global Assets/Global Bond/
                                                                   Emerging Markets Funds

                                                              A Classes/           Institutional
                                                              B Classes/              Classes
                                                               C Classes

      1      Cover Page..................................          Cover                 Cover

      2      Synopsis....................................        Synopsis;             Synopsis;
                                                              Summary of            Summary of
                                                               Expenses              Expenses

      3      Condensed Financial Information.............        Financial             Financial
                                                              Highlights            Highlights

      4      General Description of Registrant ..........       Investment            Investment
                                                            Objectives and        Objectives and
                                                              Strategies;           Strategies;
                                                           Classes of Shares     Classes of Shares

      5      Management of the Fund .....................      Management of         Management of
                                                               the Funds             the Funds

      6      Capital Stock and Other Securities .........      The Delaware          Dividends and
                                                              Difference;         Distributions;
                                                             Dividends and        Taxes; Classes
                                                            Distributions;           of Shares
                                                            Taxes; Classes
                                                               of Shares

      7      Purchase of Securities Being Offered........       Cover;                Cover;
                                                              How to Buy            How to Buy
                                                                Shares;               Shares;
                                                            Calculation of        Calculation of
                                                            Offering Price           Net Asset
                                                            and Net Asset         Value Per Share;
                                                           Value Per Share;         Management
                                                               Management           of the Funds
                                                             of the Funds


      8        Redemption or Repurchase............     How to Buy            How to Buy
                                                          Shares;               Shares;
                                                      Redemption and        Redemption and
                                                         Exchange              Exchange

      9        Legal Proceedings...................        None                  None



* This filing relates to Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Global Assets Series, Global Bond Series and Emerging Markets Series, which have combined prospectuses; Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of International Equity Series, which has its own prospectuses; Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Global Equity Series, which has its own prospectuses; and Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of International Small Cap Series, which has its own prospectus. The six Series have a common Part B and Part C.

                             CROSS-REFERENCE SHEET
                             ---------------------

                                    PART A
                                    ------


                                                                                                     Location in
Item No.           Description                                                                       Prospectuses
--------           -----------                                                                       ------------
                                                                                                 International Equity
                                                                                                         Fund

                                                                                             A Class/            Institutional
                                                                                             B Class/                Class
                                                                                             C Class

     1             Cover Page......................................................           Cover                 Cover

     2             Synopsis........................................................         Synopsis;             Synopsis;
                                                                                           Summary of            Summary of
                                                                                            Expenses              Expenses

     3             Condensed Financial Information.................................         Financial             Financial
                                                                                           Highlights            Highlights

     4             General Description of Registrant ..............................        Investment            Investment
                                                                                         Objectives and        Objectives and
                                                                                           Strategies;           Strategies;
                                                                                        Classes of Shares     Classes of Shares

     5             Management of the Fund..........................................       Management of         Management of
                                                                                            the Fund              the Fund

     6             Capital Stock and Other Securities..............................       The Delaware          Dividends and
                                                                                           Difference;         Distributions;
                                                                                          Dividends and        Taxes; Classes
                                                                                         Distributions;           of Shares
                                                                                         Taxes; Classes
                                                                                            of Shares

     7             Purchase of Securities Being Offered............................          Cover;                Cover;
                                                                                           How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Calculation of        Calculation of
                                                                                         Offering Price           Net Asset
                                                                                          and Net Asset       Value Per Share;
                                                                                        Value Per Share;         Management
                                                                                           Management            of the Fund
                                                                                           of the Fund




      8            Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Redemption and        Redemption and
                                                                                            Exchange              Exchange

      9            Legal Proceedings...............................................           None                  None


                             CROSS-REFERENCE SHEET
                             ---------------------

                                    PART A
                                    ------

                                                                                                     Location in
Item No.           Description                                                                       Prospectuses
--------           -----------                                                                       ------------
                                                                                                  Global Equity Fund
                                                                                            A Class/            Institutional
                                                                                            B Class/                Class
                                                                                            C Class

     1             Cover Page......................................................           Cover                 Cover

     2             Synopsis........................................................         Synopsis;             Synopsis;
                                                                                           Summary of            Summary of
                                                                                            Expenses              Expenses

     3             Condensed Financial Information.................................            N/A                   N/A

     4             General Description of Registrant...............................        Investment            Investment
                                                                                         Objectives and        Objectives and
                                                                                           Strategies;           Strategies;
                                                                                        Classes of Shares     Classes of Shares

     5             Management of the Fund..........................................       Management of         Management of
                                                                                            the Fund              the Fund

     6             Capital Stock and Other Securities..............................       The Delaware          Dividends and
                                                                                           Difference;         Distributions;
                                                                                          Dividends and        Taxes; Classes
                                                                                         Distributions;           of Shares
                                                                                         Taxes; Classes
                                                                                            of Shares

     7             Purchase of Securities Being Offered............................          Cover;                 Cover;
                                                                                           How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Calculation of        Calculation of
                                                                                         Offering Price           Net Asset
                                                                                          and Net Asset       Value Per Share;
                                                                                        Value Per Share;         Management
                                                                                           Management            of the Fund
                                                                                           of the Fund

     8             Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Redemption and        Redemption and
                                                                                            Exchange              Exchange

     9             Legal Proceedings...............................................           None                  None

                             CROSS-REFERENCE SHEET
                             ---------------------

                                    PART A
                                    ------

                                                                                                     Location in
Item No.           Description                                                                       Prospectuses
--------           -----------                                                                       ------------
                                                                                                  International Small
                                                                                                       Cap Fund
                                                                                            A Class/            Institutional
                                                                                            B Class/                Class
                                                                                            C Class

     1             Cover Page......................................................           Cover                 Cover

     2             Synopsis........................................................         Synopsis;             Synopsis;
                                                                                           Summary of            Summary of
                                                                                            Expenses              Expenses

     3             Condensed Financial Information.................................            N/A                   N/A

     4             General Description of Registrant...............................        Investment            Investment
                                                                                         Objectives and        Objectives and
                                                                                           Strategies;           Strategies;
                                                                                        Classes of Shares     Classes of Shares

     5             Management of the Fund..........................................       Management of         Management of
                                                                                            the Fund              the Fund

     6             Capital Stock and Other Securities..............................       The Delaware          Dividends and
                                                                                           Difference;         Distributions;
                                                                                          Dividends and        Taxes; Classes
                                                                                         Distributions;           of Shares
                                                                                         Taxes; Classes
                                                                                            of Shares

     7             Purchase of Securities Being Offered............................          Cover;                Cover;
                                                                                           How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Calculation of        Calculation of
                                                                                         Offering Price           Net Asset
                                                                                          and Net Asset       Value Per Share;
                                                                                        Value Per Share;         Management
                                                                                           Management            of the Fund
                                                                                           of the Fund







     8             Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                         Redemption and        Redemption and
                                                                                            Exchange              Exchange

     9             Legal Proceedings...............................................           None                  None







                             CROSS-REFERENCE SHEET
                             ---------------------

                                    PART B
                                    ------

                                                                                                      Location in Statement
Item No.            Description                                                                     of Additional Information
--------            -----------                                                                     -------------------------

    10              Cover Page.....................................................                           Cover

    11              Table of Contents..............................................                     Table of Contents

    12              General Information and History................................                    General Information

    13              Investment Objectives and Policies.............................                  Investment Policies and
                                                                                                      Portfolio Techniques

    14              Management of the Registrant...................................                  Officers and Directors

    15              Control Persons and Principal Holders of Securities............                   Officers and Directors

    16              Investment Advisory and Other Services.........................                 Plans Under Rule 12b-1 for
                                                                                                     the Fund Classes (under
                                                                                                 Purchasing Shares); Investment
                                                                                                  Management Agreement and Sub-
                                                                                                Advisory Agreement; Officers and
                                                                                                 Directors; General Information;
                                                                                                      Financial Statements

    17              Brokerage Allocation...........................................              Trading Practices and Brokerage

    18              Capital Stock and Other Securities.............................                    Capitalization and
                                                                                                      Noncumulative Voting
                                                                                                   (under General Information)

    19              Purchase, Redemption and Pricing of Securities
                    Being Offered..................................................                    Purchasing Shares;
                                                                                                   Determining Offering Price
                                                                                                      and Net Asset Value;
                                                                                                   Redemption and Repurchase;
                                                                                                       Exchange Privilege

    20              Tax Status.....................................................                 Accounting and Tax Issues

    21              Underwriters...................................................                     Purchasing Shares

    22              Calculation of Performance Data................................                  Performance Information

    23              Financial Statements...........................................                   Financial Statements




                             CROSS-REFERENCE SHEET
                             ---------------------

                                    PART C
                                    ------

                                                                                                         Location in
                                                                                                           Part C
                                                                                                           ------

         24         Financial Statements and Exhibits......................................                Item 24

         25         Persons Controlled by or under Common
                    Control with Registrant................................................                Item 25

         26         Number of Holders of Securities........................................                Item 26

         27         Indemnification........................................................                Item 27

         28         Business and Other Connections of Investment Adviser...................                Item 28

         29         Principal Underwriters.................................................                Item 29

         30         Location of Accounts and Records.......................................                Item 30

         31         Management Services....................................................                Item 31

         32         Undertakings...........................................................                Item 32



         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

---------------------------------------------------------


GLOBAL BOND FUND
GLOBAL ASSETS FUND
EMERGING MARKETS FUND

---------------------------------------------------------


A CLASS
---------------------------------------------------------


B CLASS
---------------------------------------------------------


C CLASS
---------------------------------------------------------








P R O S P E C T U S

---------------------------------------------------------


FEBRUARY 4, 1998








                                                             DELAWARE
                                                             GROUP
                                                             --------

GLOBAL BOND FUND                                                   PROSPECTUS
GLOBAL ASSETS FUND                                           FEBRUARY 4, 1998
EMERGING MARKETS FUND

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

                ----------------------------------------------


                  1818 Market Street, Philadelphia, PA 19103

            For Prospectus and Performance: Nationwide 800-523-4640

             Information on Existing Accounts: (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918

                    Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                  Representatives of Financial Institutions:
                            Nationwide 800-659-2265


         This Prospectus describes shares of the Global Bond Series (the "Global Bond Fund"), the Global Assets Series (the "Global Assets Fund") and the Emerging Markets Series (the "Emerging Markets Fund") (individually, a "Fund" and collectively, the "Funds") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.

         Global Bond Fund's investment objective is to achieve current income consistent with the preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund's investment objective is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in Delaware International Advisers Ltd.'s ("Delaware International" or the "Manager") opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. This Fund will invest in both equity and fixed-income securities. Emerging Markets Fund's investment objective is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. See Investment Objectives and Strategies.

         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). These alternatives permit an investor to choose the method of purchasing shares that is most suitable for his or her needs.

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Each Fund's financial statements appear in the Annual Report of Global Funds, Inc. for the fiscal year ended November 30, 1997, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.


         Each Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS


Cover Page                                   Classes of Shares
Synopsis                                     How to Buy Shares
 Summary of Expenses                         Redemption and Exchange
 Financial Highlights                        Dividends and Distributions
 Investment Objectives and Strategies        Taxes
       Suitability                           Calculation of Offering Price and
        Investment Strategy                          Net Asset Value Per Share
        Special Risk Considerations          Management of the Funds
 The Delaware Differences                    Other Investment Policies and
        Plans and Services                           Risk Considerations
                                             Appendix A -- Ratings





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objectives
         Global Bond Fund--The investment objective of Global Bond Fund is to achieve current income consistent with preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.


         Global Assets Fund--The investment objective of Global Assets Fund is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund will invest in both equity and fixed-income securities. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. It is anticipated that a portion of the Fund's assets may be invested in warrants.

         Emerging Markets Fund--The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. As such, under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing.

         For further details, see Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:
         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks under Investment Objectives and Strategies, and Other Investment Policies and Risk Considerations.

         2. Each Fund may invest a portion of its assets in the markets of certain emerging countries. Emerging Markets Fund will invest primarily in issuers located or operating in markets of such countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. See Special Risk Considerations-Emerging Markets Securities Risks under Investment Objectives and Strategies.

         3. Emerging Markets Fund may invest up to 35% of its assets in high yield, high risk foreign fixed-income securities, including Brady Bonds, and Global Assets Fund may invest up to 15% of its assets in high yield, high risk U.S. fixed-income securities ("junk bonds"). Consequently, greater risks may be involved with an investment in these Funds. See High Yield, High Risk Securities under Investment Objectives and Strategies.

         4. Global Bond Fund may invest in interest rate swaps for hedging purposes which could subject the Fund to increased risks. Interest rate swaps may be considered to be derivative securities. See Interest Rate Swaps under Other Investment Policies and Risk Considerations.

         5. Each Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Funds will maintain certain collateral in special accounts established with futures commission merchants or on their behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

         6. While each Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), none will be diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Thus, 50% of each Fund's total net assets will be divided among cash, cash items, U.S. government securities, and other securities, with no more than 5% of a Fund's total net assets invested with one issuer. However, this will not satisfy the 1940 Act requirement that 75% of a Fund's assets be limited to not more than 5% per issuer. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on any individual portfolio holdings may affect a larger portion of the overall assets.

Investment Manager, Sub-Adviser, Distributor and Service Agent

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Funds, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Management Company, Inc. ("Delaware," or the "Sub-Adviser") is the investment sub-adviser for Global Assets Fund and, in that capacity, provides investment advice on U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of Global Assets Fund.

Sales Charges
         The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.


Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company. Global Bond Fund, Global Assets Fund and Emerging Markets Fund operate as nondiversified funds as defined under the 1940 Act. Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares and Class C Shares of each Fund follows:

                                       Global Bond Fund       Global Assets Fund         Emerging Markets Fund
                                   Class A Class B Class C  Class A Class B  Class C    Class A  Class B  Class C
Shareholder Transaction Expenses   Shares  Shares  Shares   Shares  Shares   Shares     Shares   Shares   Shares
--------------------------------   ------  ------  ------   ------  ------   ------     ------   ------   ------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)...............  4.75%   None    None     4.75%   None     None       4.75%   None      None

Maximum Sales Charge imposed
on Reinvested Dividends (as
a percentage of offering price)..  None    None    None     None    None     None       None    None      None

Maximum Contingent Deferred
Sales Charge (as a percentage
of original purchase price or
redemption proceeds,
as applicable)...................  None*   4.00%*  1.00%*   None*   4.00%*   1.00%*     None*   4.00%*    1.00%*

Redemption Fees..................  None**  None**  None**   None**  None**   None**     None**  None**    None**

* Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. Additional Class A purchase options involving a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Deferred Sales Charge Alternative - Class B Shares , Level Sales Charge Alternative
     - Class C Shares and Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares.

** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


                                              Global Bond Fund               Global Assets Fund            Emerging Markets Funds
Annual Operating Expenses (as a          Class A    Class B   Class C    Class A  Class B   Class C     Class A   Class B   Class C
percentage of average daily net assets)  Shares     Shares    Shares     Shares   Shares    Shares      Shares     Shares    Shares
-------------------------------------    ------     ------    ------     ------   ------    ------      ------     ------    ------
Management Fees
(after voluntary waivers).............   0.00%+++   0.00%+++  0.00%+++   0.00%+++ 0.00%+++  0.00%+++    0.23%+++  0.23%+++  0.23%+++

12b-1 Expenses
(including service fees)..............   0.30%+     1.00%+    1.00%+     0.30%+   1.00%+    1.00%+      0.25%+/++ 1.00%+    1.00%+

Other Operating Expenses
(after any voluntary payments)........   0.95%+++   0.95%+++  0.95%+++   0.95%+++ 0.95%+++  0.95%+++    1.47%+++  1.47%+++  1.47%+++

Total Operating Expenses
(after voluntary waivers
and any voluntary payments)...........   1.25%+++   1.95%+++  1.95%+++   1.25%+++ 1.95%+++  1.95%+++    1.95%+++  2.70%+++  2.70%+++


+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").


++ The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% for the period from February 1, 1998 through May 31, 1998. The Class A Shares 12b-1 Expenses set forth above have been restated to reflect this waiver. In the absence of this waiver and during the period from the commencement of the public offering of Class A Shares of Emerging Markets Fund through January 31, 1998, 12b-1 Plan expenses would have been equal to 0.30% for Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

+++ Delaware International has elected to voluntarily waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.95% of the average daily net assets of each Class of Global Bond Fund and Global Assets Fund and 1.70% of the average daily net assets of each Class of Emerging Markets Fund. Delaware International's voluntary election to waive fees and pay expenses began upon the commencement of the public offering of each Class of each Fund and will extend through May 31, 1998. Absent Delaware International's voluntary fee waivers and expense payments (and the Distributor's voluntary waiver of a portion of the 12b-1 Plan Expenses for Class A Shares of Emerging Markets Fund through May 31,
     1998), the Total Operating Expenses and Management Fees would have been as follows:


                                    Total Operating Expenses                       Management Fees
                                  Class A      Class B     Class C         Class A      Class B      Class C
                                  -------      -------     -------         -------      -------      -------
Global Bond Fund                   2.04%       2.74%       2.74%            0.75%        0.75%        0.75%
Global Assets Fund                 2.16%       2.86%       2.86%            0.75%        0.75%        0.75%
Emerging Markets Fund              3.02%       3.72%       3.72%            1.25%        1.25%        1.25%

         For expense information about the Funds' Institutional Classes see the separate prospectus relating to those classes.


         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security Number. See Delaware Group Asset Planner in Part B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus. The example for Emerging Markets Fund A Class also assumes the partial waiver of the 12b-1 fee by the Distributor as discussed in this Prospectus.



Global Bond                             Assuming Redemption                             Assuming No Redemption
                               1 year    3 years   5 years   10 years          1 year   3 years    5 years   10 years
                               ------    -------   -------   --------          ------   -------    -------   --------
Class A Shares                 $60(1)    $85       $113      $191              $60      $85        $113      $191
Class B Shares                 $60       $91       $125      $209(2)           $20      $61        $105      $209(2)
Class C Shares                 $30       $61       $105      $227              $20      $61        $105      $227

Global Assets                           Assuming Redemption                             Assuming No Redemption
                               1 year    3 years   5 years   10 years          1 year   3 years    5 years   10 years
                               ------    -------   -------   --------          ------   -------    -------   --------
Class A Shares                 $60(1)    $85       $113      $191              $60      $85        $113      $191
Class B Shares                 $60       $91       $125      $209(2)           $20      $61        $105      $209(2)
Class C Shares                 $30       $61       $105      $227              $20      $62        $105      $227

                                     -10-


Emerging Markets                        Assuming Redemption                             Assuming No Redemption
                               1 year    3 years   5 years   10 years          1 year   3 years    5 years   10 years
                               ------    -------   -------   --------          ------   -------    -------   --------
Class A Shares                 $66(1)     $106     $148      $264               $66      $106        $148      $264
Class B Shares                 $67        $114     $163      $285(2)            $27      $84         $143      $285(2)
Class C Shares                 $37        $84      $143      $303               $27      $84         $143      $303


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions . See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Global Bond Fund, Global Assets Fund and Emerging Markets Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst &
Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in Delaware Group Global & International Funds,
Inc.'s Annual Report to shareholders. A copy of the Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.
--------------------------------------------------------------------------------


                                                         Global Bond Fund                   Global Bond Fund
                                                           Class A Share                     Class B Shares
                                                                           Period                             Period
                                                                          12/27/94(1)                       12/27/94(1)
                                                        Year Ended         through          Year Ended        through
                                                 11/30/97      11/30/96    11/30/95    11/30/97   11/30/96   11/30/95
Net Asset Value, Beginning of Period..........  $11.480         $11.230    $10.000     $11.490     $11.230    $10.000

Income From Investment Operations
Net Investment Income.........................    0.625(5)        0.755(5)   0.659       0.550(5)    0.679(5)   0.565
Net Gains (Losses) on Securities
      (both realized and unrealized)..........   (0.505)          0.730      1.171      (0.511)      0.735      1.205
         Total From Investment Operations.....    0.120           1.485      1.830       0.039       1.414      1.770

Less Distributions
Dividends from Net Investment Income..........   (0.770)         (0.875)    (0.600)     (0.699)     (0.794)    (0.540)
Distributions from Capital Gains..............   (0.040)         (0.360)      none      (0.040)     (0.360)      none
         Total Distributions..................   (0.810)         (1.235)    (0.600)     (0.739)     (1.154)    (0.540)

Net Asset Value, End of Period................  $10.790         $11.480    $11.230     $10.790     $11.490    $11.230



Total Return..................................    1.24%(3)       14.35%(3)  18.79%(3)    0.48%(4)   13.51%(4)  18.23%(4)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....   $4,567          $3,467       $889      $1,081        $707       $115
Ratio of Expenses to Average Daily Net Assets.    1.25%           1.25%      1.25%       1.95%       1.95%      1.95%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation.............    2.04%           5.00%     12.34%       2.74%       5.70%     13.04%
Ratio of Net Investment Income (Loss) to
      Average Daily Net Assets................    5.76%           6.82%      7.70%       5.06%       6.12%      7.00%
Ratio of Net Investment Income to Average Daily
      Net Assets Prior to Expense Limitation..    4.97%           3.07%     (3.39%)      4.27%       2.37%     (4.09%)
Portfolio Turnover Rate.......................      76%             42%        98%         76%         42%        98%
Average Commission Rate Paid(6)...............      N/A             N/A        N/A         N/A         N/A        N/A

                                                                Global Bond Fund
                                                                 Class C Shares
                                                                                   Period
                                                                                 11/29/95(2)
                                                            Year Ended            through
                                                        11/30/97   11/30/96       11/30/95
Net Asset Value, Beginning of Period..........           $11.440    $11.240      $11.330

Income From Investment Operations
Net Investment Income.........................             0.551(5)   0.680(5)      none
Net Gains (Losses) on Securities
      (both realized and unrealized)..........            (0.512)     0.719       (0.036)
         Total From Investment Operations.....             0.039      1.399       (0.036)

Less Distributions
Dividends from Net Investment Income..........            (0.699)    (0.839)      (0.054)
Distributions from Capital Gains..............            (0.040)    (0.360)        none
         Total Distributions..................            (0.739)    (1.199)      (0.054)

Net Asset Value, End of Period................           $10.740    $11.440      $11.240



Total Return..................................             0.49%(4)  13.51%(4)          (2)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....              $703      $118            $5
Ratio of Expenses to Average Daily Net Assets.             1.95%      1.95%             (2)
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation.............             2.74%      5.70%             (2)
Ratio of Net Investment Income (Loss) to
      Average Daily Net Assets................             5.06%      6.12%             (2)
Ratio of Net Investment Income to Average Daily
      Net Assets Prior to Expense Limitation..             4.27%      2.37%             (2)
Portfolio Turnover Rate.......................               76%        42%             (2)
Average Commission Rate Paid(6)...............               N/A        N/A          N/A

____________
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Date of initial public offering. The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.
(3) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC or other CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.
(4) Does not include CDSC which varies from 1% - 4% depending upon the holding period for Class B Shares and 1% for Class C Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.
(5) The years ended November 30, 1996 and 1997 net investment income per share information was based on the average share outstanding method.
(6) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.

GLOB-GA-CHT

                                                           Global Assets Fund                 Global Assets Fund
                                                             Class A Shares                     Class B Shares
                                                                           Period                             Period
                                                                          12/27/94(1)                       12/27/94(1)
                                                        Year Ended         through          Year Ended        through
                                                 11/30/97      11/30/96    11/30/95    11/30/97   11/30/96   11/30/95

Net Asset Value, Beginning of Period..........    $13.310       $11.900    $10.000     $13.300     $11.880    $10.000

Income From Investment Operations
Net Investment Income.........................      0.437(5)      0.493      0.301       0.342(5)    0.379      0.212
Net Gains (Losses) on Securities
      (both realized and unrealized)..........      0.843         1.572      1.839       0.848       1.606      1.848
         Total From Investment Operations.....      1.280         2.065      2.140       1.190       1.985      2.060

Less Distributions
Dividends from Net Investment Income..........     (0.490)       (0.385)    (0.240)     (0.400)     (0.295)    (0.180)
Distributions from Capital Gains..............     (0.050)       (0.270)      none      (0.050)     (0.270)      none
         Total Distributions..................     (0.540)       (0.655)    (0.240)     (0.450)     (0.565)    (0.180)

Net Asset Value, End of Period................    $14.050       $13.310    $11.900     $14.040     $13.300    $11.880



Total Return..................................      9.91%(3)     18.17%(3)  21.48%(3)    9.18%(4)   17.32%(4)  20.73%(4)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....     $6,939       $11,878     $3,122      $4,445      $4,796       $613
Ratio of Expenses to Average Daily Net Assets.      1.25%         1.25%      1.25%       1.95%       1.95%      1.95%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation.............      2.16%         2.72%      7.55%       2.86%       3.42%      8.25%
Ratio of Net Investment Income to Average
      Daily Net Assets........................      3.20%         4.13%      4.75%       2.51%       3.43%      4.05%
Ratio of Net Investment Income to Average Daily
      Net Assets Prior to Expense Limitation..      2.29%         2.66%     (1.55%)      1.60%       1.96%     (2.25%)
Portfolio Turnover Rate.......................        74%           34%        57%         74%         34%        57%
Average Commission Rate Paid(6)...............    $0.0276       $0.0271        N/A     $0.0276     $0.0271        N/A


                                                               Global Assets Fund
                                                                 Class C Shares
                                                                                     Period
                                                                                   11/29/95(2)
                                                            Year Ended              through
                                                        11/30/97   11/30/96         11/30/95

Net Asset Value, Beginning of Period..........           $13.250    $11.890         $11.940

Income From Investment Operations
Net Investment Income.........................             0.341(5)   0.446            none
Net Gains (Losses) on Securities
      (both realized and unrealized)..........             0.849      1.534          (0.050)
         Total From Investment Operations.....             1.190      1.980          (0.050)

Less Distributions
Dividends from Net Investment Income..........            (0.400)    (0.350)           none
Distributions from Capital Gains..............            (0.050)    (0.270)           none
         Total Distributions..................            (0.450)    (0.620)           none

Net Asset Value, End of Period................           $13.990    $13.250         $11.890



Total Return..................................             9.21%(4)  17.33%(4)             (2)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....            $3,094     $1,185              $5
Ratio of Expenses to Average Daily Net Assets.             1.95%      1.95%                (2)
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation.............             2.86%      3.42%                (2)
Ratio of Net Investment Income to Average
      Daily Net Assets........................             2.52%      3.43%                (2)
Ratio of Net Investment Income to Average Daily
      Net Assets Prior to Expense Limitation..             1.61%      1.96%                (2)
Portfolio Turnover Rate.......................               74%        34%                (2)
Average Commission Rate Paid(6)...............           $0.0276    $0.0271             N/A

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. (2) Date of initial public offering. The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.
(3) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC or other CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.
(4) Does not include CDSC which varies from 1% - 4% depending upon the holding period for Class B Shares and 1% for Class C Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.
(5) The years ended November 30, 1997 net investment income per share information was based on the average share outstanding method.
(6) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                                  Emerging                                Emerging
                                                                Markets Fund                            Markets Fund
                                                               Class A Shares                          Class B Shares

                                                                             Period                                 Period
                                                            Year            6/10/96(1)              Year          6/10/96(1)
                                                            Ended            through                Ended           through
                                                          11/30/97          11/30/96              11/30/97         11/30/96

Net Asset Value, Beginning of Period................       $9.970           $10.000                $9.940          $10.000

Income From Investment Operations
Net Investment Income (Loss)(4).....................        0.062             0.018                (0.020)          (0.051)
Net Gains (Losses) on Securities
      (both realized and unrealized)................        0.253            (0.048)                0.265           (0.009)
         Total From Investment Operations...........        0.315            (0.030)                0.245           (0.060)

Less Distributions
Dividends from Net Investment Income................       (0.010)             none                  none             none
Distributions from Capital Gains....................       (0.075)             none                (0.075)            none
      Total Distributions...........................       (0.085)             none                (0.075)            none

Net Asset Value, End of Period......................      $10.200            $9.970               $10.110           $9.940



Total Return........................................        3.19%(2)         (0.30%)(2)             2.48%(3)        (0.60%)(3)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)...........       $9,665            $2,518                $3,484             $282
Ratio of Expenses to Average Daily Net Assets.......        2.00%             2.00%                 2.70%            2.70%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation...................        3.02%             4.10%                 3.72%            4.80%
Ratio of Net Investment Income (Loss) to
      Average Daily Net Assets......................        0.52%             0.17%                (0.18%)          (0.53%)
Ratio of Net Investment Income (Loss) to Average Daily
      Net Assets Prior to Expense Limitation........       (0.50%)           (1.93%)               (1.20%)          (2.63%)
Portfolio Turnover Rate.............................          65%               36%                   65%              36%
Average Commission Rate Paid(5).....................      $0.0038          $0.0073               $0.0038          $0.0073

                                                                          Emerging
                                                                        Markets Fund
                                                                       Class C Shares

                                                                                    Period
                                                                   Year           6/10/96(1)
                                                                   Ended            through
                                                                 11/30/97          11/30/96

Net Asset Value, Beginning of Period................              $9.940           $10.000

Income From Investment Operations
Net Investment Income (Loss)(4).....................              (0.019)           (0.051)
Net Gains (Losses) on Securities
      (both realized and unrealized)................               0.264            (0.009)
         Total From Investment Operations...........               0.245            (0.060)

Less Distributions
Dividends from Net Investment Income................                none              none
Distributions from Capital Gains....................              (0.075)             none
      Total Distributions...........................              (0.075)             none

Net Asset Value, End of Period......................             $10.110            $9.940



Total Return........................................               2.48%(3)         (0.60%)(3)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)...........              $1,519              $199
Ratio of Expenses to Average Daily Net Assets.......               2.70%             2.70%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation...................               3.72%             4.80%
Ratio of Net Investment Income (Loss) to
      Average Daily Net Assets......................              (0.18%)           (0.53%)
Ratio of Net Investment Income (Loss) to Average
      Daily Net Assets Prior to Expense Limitation..              (1.20%)           (2.63%)
Portfolio Turnover Rate.............................                 65%               36%
Average Commission Rate Paid(5).....................             $0.0038           $0.0073

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.

(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC or other CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.

(3) Does not include CDSC which varies from 1% - 4% depending upon the holding period for Class B Shares and 1% for Class C Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Funds.

(4) The years ended November 30, 1996 and 1997 net investment income per share information was based on the average share outstanding method.

(5) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVES AND STRATEGIES

SUITABILITY
        Investors considering any of the Funds within Global Funds, Inc. should have a long-term investment time frame.


        The Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of each Fund's shares may decline.

        Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Funds are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve each Fund's objective.

        Investors for whom each Fund is suitable are as set forth below:


        Global Bond Fund -- The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.

        Global Assets Fund -- The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for long-term total return and would like to pursue such a goal through a portfolio that includes both fixed-income and equity securities from both the U.S. and foreign countries. This Fund may be appropriate for investors who would prefer to have a professional portfolio manager decide how best to allocate holdings among foreign and U.S. securities.

        Emerging Markets Fund -- The Fund may be suitable for investors who are seeking long-term growth for that portion of an investor's assets that have been designated for aggressive investments. The Fund will invest primarily in the securities of emerging markets which may offer high return potential but are potentially more risky than investments in either the U.S. or established foreign countries due, among other things, to less well-developed political and economic systems.


                                     * * *


        Ownership of shares of each Fund can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

        An investor should not consider a purchase of shares of any of the Funds as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
        Global Bond Fund -- The investment objective of Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. The Fund seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

        The fixed-income securities in which the Fund may invest include foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or if unrated, are deemed to be of comparable quality by the Manager. However, the Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. See High Yield, High Risk Securities and Special Risk Considerations - Emerging Markets Securities Risks. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates. It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

        The Fund may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. Zero-coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. See Special Risk Considerations. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in securities of supranational entities and in U.S. and foreign government securities. The Fund may also invest in Depositary Receipts.

        With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality. However, a portion of the Fund's assets may also be invested in such foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

        While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.


        The Fund may also invest in closed-end investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations.


        From time to time, the Fund may find opportunities to pursue its investment objective outside of the fixed-income markets, but in no event will such investments exceed 5% of the Fund's net assets.

        Global Assets Fund -- The investment objective of Global Assets Fund is to achieve long-term total return for investors. The Fund seeks to achieve this objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

        The Fund will attempt to achieve its investment objective by investing in a broad range of equity and fixed-income securities. In selecting securities investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the United States. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach.


        Generally, the Fund may invest in fixed-income securities, including both foreign and U.S. government securities and debt obligations of foreign and U.S. companies. With respect to U.S. government securities, the Fund may invest only in securities identified in Investment Strategy--Global Bond Fund. With respect to corporate debt obligations, the Fund may invest in securities which are investment grade as determined by any nationally-recognized statistical rating organization, such as those rated BBB or better by S&P, or Baa or better by Moody's, or if unrated, are determined to be of comparable quality by the Manager. Debt obligations rated BBB and Baa have speculative characteristics. The Fund may also invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of equivalent quality, and present special investment risks. See High Yield, High Risk Securities and Special Risk Considerations.

        It is anticipated that a portion of the Fund's assets may be invested in warrants. Warrants permit the Manager to establish an equity position in selected securities by committing a lower proportion of the portfolio to equities. The Manager's intention is to invest the difference between the cost of the warrant and the equivalent equity security in high quality debt instruments. The Fund may, at any given time, be fully invested in either the equity or fixed-income markets, depending upon investment opportunities available in each.

        The Fund may invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. See Investment Strategy-- Global Bond Fund. The Fund may also invest in Depositary Receipts.


        While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest, in addition to the United States, will include, but not be limited to, the nations identified in Investment Strategy-- Global Bond Fund. With respect to certain countries in which the Fund may invest, namely Korea and Taiwan, investments by an investment company may only be made through investments in closed-end investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations.

        Emerging Markets Fund -- The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries.


        The Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in the Manager's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

        Currently, investing in many emerging countries is not feasible, or may, in the Manager's opinion, involve unacceptable political risks. The Fund will focus its investments in those emerging countries where the Manager considers the economies to be developing strongly and where the markets are becoming more sophisticated. The Manager believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

        In considering possible emerging countries in which the Fund may invest, the Manager will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which the Fund may invest will include, but not be limited to,

Argentina, Botswana, Brazil, Chile, China,  Colombia, Czech Republic,
Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, the Manager expects to expand and further diversify the countries in which the Fund invests.


        Although not an exclusive list of criteria to be considered by the Manager, an emerging country equity security is one issued by a company that, in the opinion of the Manager, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by the Manager based on publicly available information and inquiries made of the companies.

        The Fund may invest in Depositary Receipts, and in both open-end and, listed or unlisted, closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.


        The Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in Brady Bonds and zero-coupon securities. See High Yield, High Risk Securities and Special Risk Considerations.

        For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
        Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Funds. See Rule 144A Securities under Other Investment Policies and Risk Considerations. Emerging Markets Fund may invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books, while Global Assets Fund and Global Bond Fund may invest no more than 10% of their net assets in such securities. In the event a Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

High Yield, High Risk Securities
        Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. Global Assets Fund may invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities (commonly known as junk bonds). In the past, in the opinion of Delaware International and Delaware, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. Delaware International and Delaware intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Funds, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn.


        Medium- and low-grade bonds held by the Funds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

        The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

                                     * * *


        Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, each Fund will operate as a nondiversified fund. No Fund will concentrate its investments in any particular industry, which means that no Fund will invest 25% or more of its total assets in any one industry.

        Each Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Funds' designations as nondiversified funds, and each of the Funds' policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of that Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Funds which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Fund's performance during its most recently completed fiscal year appears in Global Funds Inc.'s Annual Report.


        The investment policies of the Funds not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS


        Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that the Fund's investment objective will be attained.

        Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


        In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


        Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of
                                     -24-
prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

        Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

        As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

        Among the foreign government and government related issuers in which Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which Emerging Markets Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas
F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

        Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

        It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

        Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities. Global Assets Fund may invest up to 15% of its net assets in high yield, high risk U.S.

fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International or Delaware, in the case of Global Assets Fund, to be of equivalent quality. See Investment Objectives and Strategies-- Global Assets Fund and Emerging Markets Fund and High Yield, High Risk Securities. No Fund will purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by Delaware International or Delaware. See Appendix A - Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

                                     * * *

        For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Funds' investment policies, restrictions and risk factors.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
        The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
        800-523-4640
        Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
        800-523-1918
        Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
        800-362-FUND
        (800-362-3863)

Performance Information
        You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders.
Yields are computed on an annual basis over a 30-day period.

Shareholder Services
        During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service
        Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group.
Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
        You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
        If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
        Each year, Global Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
        Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

        For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(SM) Services
        Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account:

        1.    MoneyLine(SM) Direct Deposit Service
              If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

        2.    MoneyLine(SM) On Demand
              You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

        For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for MoneyLine(SM) services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Retirement Planning
     An investment in the Funds may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) Deferred Compensation Plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800-523-1918 for more information.

Right of Accumulation
        With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
        The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege
        The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
        The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
        You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Financial Information about the Funds
        Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
        Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

        Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through May 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.

        Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

        Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

        The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

        For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

        Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares, will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

        The NASD has adopted certain rules relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
        Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.


                            Global Bond Fund A Class
                           Global Assets Fund A Class
                          Emerging Markets Fund A Class

-------------------------------------------------------------------------------------------------------------------


                                                                                                 Dealer's
                                                                                                 Commission***
                                                  Front-End Sales Charge as % of                  as % of
                                         Offering                                                Offering
Amount of Purchase                         Price                    Amount Invested**              Price
-------------------------------------------------------------------------------------------------------------------

                                                                      Global        Global        Emerging
                                                                       Bond         Assets         Markets
                                                                       Fund          Fund           Fund

Less than $100,000                                        4.75%         5.00%         4.98%         5.00%      4.00%
$100,000 but under $250,000                               3.75          3.89          3.91          3.92       3.00
$250,000 but under $500,000                               2.50          2.59          2.56          2.55       2.00
$500,000 but under $1,000,000*                            2.00          2.04          2.06          2.06       1.60
-------------------------------------------------------------------------------------------------------------------


  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on the net asset value per share of the respective Class A Shares as of the end of Global Funds, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:


                                                     Dealer's Commission
                                                    (as a percentage of
         Amount of Purchase                           amount purchased)
         ------------------                         --------------------
         Up to $2 million                                    1.00%
         Next $1 million up to $3 million                    0.75
         Next $2 million up to $5 million                    0.50
         Amount over $5 million                              0.25

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative Class A Shares, above.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between Delaware Distributors, L.P. and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Buying Class A Shares at Net Asset Value
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.


         Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.


         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.


Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.


         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Funds:

                                                     Contingent Deferred
                                                      Sales Charge (as a
                                                        Percentage of
                                                        Dollar Amount
         Year After Purchase Made                    Subject to Charge)
         ------------------------                    ------------------
                    0-2                                      4%
                    3-4                                      3%
                    5                                        2%
                    6                                        1%
                    7 and thereafter                        None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through May 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules , in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.



Global Bond Fund Institutional Class, Global Assets Fund Institutional Class and Emerging Markets Fund Institutional Class
         In addition to offering Class A Shares, Class B Shares and Class C Shares, Global Funds, Inc. also offers Global Bond Fund Institutional Class, Global Assets Fund Institutional Class and Emerging Markets Fund
Institutional Class which are described in a separate prospectus and are available for purchase only by certain investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC, or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Institutional Classes, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


Investing through Your Investment Dealer
         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Global Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Global Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.


                                     * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Global Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.       MoneyLine(SM) On Demand
         Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine (SM) Services under The Delaware Difference for additional information about this service.


4.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
         The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.


Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(SM) On Demand
         Through the MoneyLine(SM) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.


                                     * * *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.


         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Code, or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan;
(iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on each Fund to all shareholders of record of the Classes of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

          Emerging Markets Fund will normally declare and make payments from net investment income on an annual basis, and Global Assets Fund will normally declare and make payments from net investment income on a quarterly basis. Global Bond Fund will normally declare and make payments from net investment income on a monthly basis. Payments from net realized securities profits of a Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


         In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value, unless you elect otherwise. See The Delaware Difference for more information on reinvestment options. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.


         Any payment by check of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of income and diversification of its assets.


         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from such Fund to that Fund's shareholders.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by a Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


         Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in a Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         A Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Global Bond Fund Institutional Class, Global Assets
Fund Institutional Class and Emerging Markets Fund Institutional Class will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans, and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.

Investment Manager and Sub-Adviser
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to each Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware," or "Sub-Adviser"), which manages the U.S. securities portion of Global Assets Fund. The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.


         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and Delaware are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Global Funds, Inc., on behalf of Global Assets Fund and Global Bond Fund and the Manager, and a new Sub-Advisory Agreement between the Manager on behalf of Global Assets Fund and the Sub-Adviser, were executed following shareholder approval. The Manager has also entered into Investment Management Agreements with Global Funds, Inc. on behalf of Emerging Markets Fund.


         The Manager manages each Fund's investments and for its services, the Manager is paid an annual fee equal to 0.75% of a Fund's average daily net assets in the case of Global Bond Fund and Global Assets Fund and 1.25% of the average daily net assets of Emerging Markets Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to reimburse expenses to the extent necessary to ensure that the annual Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) of Class A Shares of the Fund does not exceed 1.95% and each of the Class B Shares and Class C shares of the Funds do not exceed 2.70%. This voluntary waiver, originally in place through November 30, 1996 for Emerging Markets Fund, has been extended through May 31, 1998.

         Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Bond Fund and Global Assets Fund and to reimburse expenses to the extent necessary to ensure that the annual Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) of each of the Class A Shares of these Funds do not exceed 1.25% and of each of the Class B Shares and Class C Shares of these Funds do not exceed 1.95% through November 30, 1997. This voluntary waiver has been extended through May 31, 1998.


         The investment management fees paid to Delaware International, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


         With respect to Global Bond Fund, Global Assets Fund and Emerging Markets Fund, the investment management fees earned for the fiscal year ended November 30, 1997 were, respectively, 0.74%, 0.74% and 1.25% of average daily net assets . No fees were paid for Global Bond Fund or Global Assets
Fund and 0.23% of average daily net assets of Emerging Markets Fund was paid as a result of the voluntary waivers.


         Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of Global Assets Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 25% of the fee paid to the Manager under the terms of the Investment Management Agreement.


         Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for Global Assets Fund and Emerging Markets Fund. He has been the senior portfolio manager for these Funds since their inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.

         In making investment decisions for Global Assets Fund and Emerging Markets Fund, Mr. Gillmore regularly consults with an international equity team of fourteen members. Mr. Gillmore also regularly consults with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.

         In addition to the above team, in making investment decisions for Emerging Markets Fund, Mr. Gillmore consults regularly with Robert Akester and Joshua A. Brooks. Prior to joining Delaware in 1996 as a Senior Portfolio Manager, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Advisers Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. Mr. Brooks holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with the Delaware Group in 1991. Prior to joining the emerging markets team in London , he was based in Philadelphia with responsibilities that included equity market analysis and liaison with Delaware International Advisers Ltd.

         George H. Burwell has responsibility for making investment decisions for the U.S. equity portion of Global Assets Fund and has had such responsibility for the Fund since its inception. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.


         In making investment decisions for Global Assets Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork is Chairman of the Board and Director of Delaware, the Manager and Global Funds, Inc. He is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Global Funds, Inc. in 1994. He is also a member of the Board of Directors of Delaware and the Manager and was named an Executive Vice President of Delaware in 1994.


         Paul A. Matlack and Gerald T. Nichols have responsibility for making investment decisions for the high-yield securities portion of Global Assets Fund. They have had such responsibility since this Fund's inception. Mr. Matlack is a CFA charterholder and a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.


         In making investment decisions for Global Assets Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is Delaware's Chief Investment Officer for Fixed-Income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation, where he served as Executive Vice President and Director of Fixed Income.

         Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. Mr. Sims has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware International, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd. Mr. Moth became Co-Manager of this Fund in January 1997. Mr. Moth , a graduate of The City University London, joined Delaware in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

         In making investment decisions for Global Bond Fund, Mr. Sims and Mr. Moth regularly consult with Hywel Morgan. Mr. Morgan was educated at the University of Wales and was subsequently an Economics Lecturer at Dundee University. Prior to joining Delaware International, he was Associate Director of the international fixed-income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a Corporate Economist & Strategist at Ford of Europe and Esso Petroleum.


Portfolio Trading Practices
         Each Fund normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of each Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, it is anticipated that the portfolio turnover rate of each Fund will not exceed 100%.


         The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager and the Sub-Adviser or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature. Global Bond Fund may also quote the yield of its Classes in advertising and sales literature.


         The current yield for each Class of Global Bond Fund will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.


Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for Global Bond Fund's and Global Asset Fund's shares under separate Distribution Agreements with Global Funds, Inc. dated April 3, 1995, as amended on November 29, 1995. Delaware Distributors L.P. serves as the national distributor of Emerging Markets Fund's shares under a Distribution
 Agreement with Global Funds, Inc.
dated May 1, 1996 .


         Global Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits a Fund to which the Plan relates to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Global Funds, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets in any year. The Funds' Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. For the period from February 1, 1998 through May 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Global Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to the Institutional Class of shares of any Fund. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the shares of the Institutional Class of any Fund.


         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH. The directors of Global Funds, Inc. annually review the fees paid to the Distributor and the Transfer Agent.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1997, the ratios of operating expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares of each Fund were as follows:

                         Class A Share    Class B Shares     Class C Shares
                         -------------    --------------     --------------
Global Bond Fund              1.25%           1.95%              1.95%
Global Assets Fund            1.25%           1.95%              1.95%
Emerging Markets Fund         2.00%           2.70%              2.70%


         The ratios reflect the impact of each Class' 12b-1 Plan and the voluntary waiver and payment of fees noted above. Effective as of February 1, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to limit such fees to no more than 0.25% through May 31, 1998. Had such waiver been in effect during the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for Class A Shares of Emerging Markets Fund would have been 1.95%.


Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, Global Bond Series, Global Assets Series, Emerging Markets Series, International Small Cap Series, and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.

          All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.


         In addition to Class A Shares, Class B Shares and Class C Shares, Global Bond Fund, Global Assets Fund and Emerging Markets Fund offer Global Bond Fund Institutional Class, Global Assets Fund Institutional Class and Emerging Markets Fund Institutional Class, respectively. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Institutional Class of any Fund are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares of that Fund. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS




Foreign Currency Transactions
         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Depositary Receipts


         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation on investments in illiquid assets (10% for Global Bond and Global Assets Funds, and 15% for Emerging Markets Fund). The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, a Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Funds' investments in unregistered investment companies.

Zero-Coupon Securities
         Each Fund may also invest in zero-coupon bonds. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Repurchase Agreements
         Each Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. A Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. A Fund will only invest in such options to the extent consistent with its 10% limitation (or, in the case of Emerging Markets Fund , its 15% limitation) on investment in illiquid securities. The Funds will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.


Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.


         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.


Interest Rate Swaps
         In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, the Fund may engage in interest rate swaps. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily.

Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.


         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Fund's investments, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap.


         The use of interest rate swaps by Global Bond Fund involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.


Diversification
         While Global Bond Fund, Global Assets Fund and Emerging Markets
Fund each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

                                     * * *

          Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

APPENDIX A--RATINGS

          Emerging Markets Fund may invest up to 35% of its assets, in high yield, high risk foreign fixed income securities and Global Assets Fund has the ability to invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by Global Assets Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Global Assets Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

                                            Average Weighted
                                         Percentage of Portfolio
         Rating Moody's                  of Global Assets Fund
         --------------                  -----------------------
         Ba/BB                                     3.8%
         B/B                                      11.2%
         Not Rated/Other                          0.00%

         During the fiscal year ended November 30, 1997, Global Assets Fund increased its exposure to bonds rated B from 4.10% to 11.20%. With respect to high-yield securities, the Fund tends to emphasize B-rated bonds during periods of economic expansion. During periods of economic slowdown, the Fund tends to emphasize bonds rated Ba, which are generally considered to be of higher quality but lower yielding than bonds rated B. In response to continuing signs of economic growth during 1997, the Fund's managers increased the Fund's holdings of B-rated bonds in an effort to increase investment income while maintaining a prudent risk profile, consistent with their view of economic and market conditions at that time.


General Rating Information


Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca-- represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

   For more information, call Delaware Group at 800-828-5052.






INVESTMENT MANAGER
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE


SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------


GLOBAL BOND FUND INSTITUTIONAL
GLOBAL ASSETS FUND INSTITUTIONAL
EMERGING MARKETS FUND INSTITUTIONAL

--------------------------------------------------------------------------------




















 PROSPECTUS


-----------------------------------------------------------------------



FEBRUARY 4, 1998
















                                                                   DELAWARE
                                                                   GROUP
                                                                   ---------

                                                                      PROSPECTUS
GLOBAL BOND FUND INSTITUTIONAL                                  FEBRUARY 4, 1998
GLOBAL ASSETS FUND INSTITUTIONAL
EMERGING MARKETS FUND INSTITUTIONAL


        -----------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103


        For more information about Global Bond Fund Institutional Class,
           Global Assets Fund Institutional Class and Emerging Markets
          Fund Institutional Class call Delaware Group at 800-828-5052


         This Prospectus describes the shares of the Global Bond Series (the "Global Bond Fund"), the Global Assets Series (the "Global Assets Fund") and the Emerging Markets Series (the "Emerging Markets Fund") (individually, a "Fund" and collectively, the "Funds") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.

         Global Bond Fund's investment objective is to achieve current income consistent with the preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund's investment objective is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in Delaware International Advisers Ltd.'s ("Delaware International" or the "Manager") opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. This Fund will invest in both equity and fixed-income securities. Emerging Markets Fund's investment objective is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. See Investment Objectives and Strategies.

         Each Fund offers an Institutional Class of shares (individually, a "Class" and collectively, the "Classes"). This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. Each Fund's financial statements appear in the Annual Report of Global Funds, Inc. for the fiscal year ended November 30, 1997, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         Each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.


TABLE OF CONTENTS

Cover Page                              How to Buy Shares
Synopsis                                Redemption and Exchange
Summary of Expenses                     Dividends and Distributions
Financial Highlights                    Taxes
Investment Objectives and Strategies    Calculation of Net Asset Value Per Share
         Suitability                    Management of the Funds
         Investment Strategy            Other Investment Policies and Risk
         Special Risk Considerations             Considerations
Classes of Shares                       Appendix A -- Ratings



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objectives
          Global Bond Fund--The investment objective of Global Bond Fund is to achieve current income consistent with preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.


         Global Assets Fund--The investment objective of Global Assets Fund is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund will invest in both equity and fixed-income securities. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. It is anticipated that a portion of the Fund's assets may be invested in warrants.

         Emerging Markets Fund--The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. As such, under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing.

         For further details, see Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:


         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks under Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.

         2. Each Fund may invest a portion of its assets in the markets of certain emerging countries. Emerging Markets Fund will invest primarily in issuers located or operating in markets of such countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets.

Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. See Special Risk Considerations-Emerging Markets Securities Risks under Investment Objectives and Strategies.

         3. Emerging Markets Fund may invest up to 35% of its assets in high yield, high risk foreign fixed-income securities, including Brady Bonds, and Global Assets Fund may invest up to 15% of its assets in high yield, high risk U.S. fixed-income securities ("junk bonds"). Consequently, greater risks may be involved with an investment in these Funds. See High Yield, High Risk Securities under Investment Objectives and Strategies.

         4. Global Bond Fund may invest in interest rate swaps for hedging purposes which could subject the Fund to increased risks. Interest rate swaps may be considered to be derivative securities. See Interest Rate Swaps under Other Investment Policies and Risk Considerations.

         5. Each Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Funds will maintain certain collateral in special accounts established with futures commission merchants or on their behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

         6. While each Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), none will be diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Thus, 50% of each Fund's total net assets will be divided among cash, cash items, U.S. government securities, and other securities, with no more than 5% of a Fund's total net assets invested with one issuer. However, this will not satisfy the 1940 Act requirement that 75% of a Fund's assets be limited to not more than 5% per issuer. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on any individual portfolio holdings may affect a larger portion of the overall assets.

Investment Manager, Sub-Adviser, Distributor and Service Agent
          Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Funds, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Management Company, Inc. ("Delaware," or the "Sub-Adviser") is the investment sub-adviser for Global Assets Fund and, in that capacity, provides investment advice on U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group.

         See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of Global Assets Fund.


Purchase Price
         Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.


Redemption and Exchange
         Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.


Open-End Investment Company
          Global Funds, Inc. is an open-end, registered management investment company. Global Bond Fund, Global Assets Fund and Emerging Markets Fund operate as nondiversified funds as defined under the 1940 Act. Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Funds.

SUMMARY OF EXPENSES


         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares of each Fund follows:

                                                      Global                   Global                   Emerging
                                                     Bond Fund               Assets Fund              Markets Fund
Shareholder Transaction Expenses                 Institutional Class     Institutional Class       Institutional Class
--------------------------------                 -------------------     -------------------       -------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price).................                  None                       None                      None

Maximum Sales Charge Imposed
on Reinvested Dividends (as
a percentage of offering price)....                  None                       None                      None

Exchange Fees......................                  None*                      None*                     None*


*        Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.



Annual Operating Expenses                             Global                   Global                   Emerging
(as a percentage of average                          Bond Fund               Assets Fund              Markets Funds
daily net assets)                                Institutional Class     Institutional Class       Institutional Class
-----------------                                -------------------     -------------------       -------------------

Management Fees
(after voluntary waivers)..........                   0.00%**                   0.00%**                   0.23%**

12b-1 Expenses
(including service fees)...........                  None                        None                     None

Other Operating Expenses
(after any voluntary payments).....                   0.95%**                   0.95%**                   1.47%**

Total Operating Expenses (after
voluntary waivers and any voluntary
payments)..........................                   0.95%**                   0.95%**                  1.70%**

** Delaware International has elected to voluntarily waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.95% of the average daily net assets of each Class of the Global Bond Fund and Global Assets Fund and 1.70% of the average daily net assets of each Class of the Emerging Markets Fund. Delaware International's voluntary election to waive fees and pay expenses began upon the commencement of the public offering of each Class of each Fund and will extend through May 31, 1998. Absent Delaware International's voluntary fee waivers and expense payments, the Total Operating Expenses and Management Fees would have been as follows:


                                                        Total Operating Expenses           Management Fees
                                                        ------------------------           ---------------

         Global Bond Fund  Institutional Class ........           1.74%                            0.75%
         Global Assets Fund  Institutional Class ......           1.86%                            0.75%
         Emerging Markets Fund  Institutional Class ...           2.72%                            1.25%


         For expense information about each Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Global Funds, Inc. charges no redemption fees. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus.




 Global Bond Fund                       1 year              3 years           5  year             10 years
 Institutional Class                    $10                 $30               $53                 $117

 Global  Assets Fund                    1 year              3 years           5 years             10 years
 Institutional Class                    $10                 $30               $53                 $117


 Emerging Markets Fund                  1 year              3 years           5 years             10 years
 Institutional Class                    $17                 $54               $92                 $201


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Global Bond Fund, Global Assets Fund and Emerging Markets Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in Delaware Group Global & International Funds, Inc.'s Annual Report to shareholders. A copy of the Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------

                                                           Global Bond Fund                           Global Assets Fund
                                                         Institutional Class                          Institutional Class
                                                         -------------------                          -------------------
                                                                                 Period                                  Period
                                                                               12/27/94(1)                             12/27/94(1)
                                                            Year Ended           through            Year Ended           through
                                                      11/30/97     11/30/96     11/30/95      11/30/97     11/30/96     11/30/95

Net Asset Value, Beginning of Period.............      $11.520      $11.270      $10.000       $13.340      $11.930      $10.000

Income From Investment Operations
Net Investment Income............................        0.658(4)     0.788(3)     0.782         0.478(4)     0.567        0.473
Net Gains (Losses) on Securities
      both realized and unrealized)..............       (0.515)       0.732        1.088         0.857        1.533        1.697
      Total From Investment Operations...........        0.143        1.520        1.870         1.335        2.100        2.170

Less Distributions
Dividends From Net Investment Income.............       (0.813)      (0.910)      (0.600)       (0.525)      (0.420)      (0.240)
Distributions From Capital Gains.................       (0.040)      (0.360)        none        (0.050)      (0.270)        none
      Total Distributions........................       (0.853)      (1.270)      (0.600)       (0.575)      (0.690)      (0.240)
Net Asset Value, End of Period...................      $10.810      $11.520      $11.270       $14.100      $13.340      $11.930

Total Return(2)..................................         1.45%(2)    14.68%(2)    19.21%(2)     10.34%(2)    18.38%(2)    21.88%(2)


Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)........      $11,278       $6,707         $897        $2,310       $2,203       $2,191
Ratio of Expenses to Average Daily Net Assets....         0.95%        0.95%        0.95%         0.95%        0.95%        0.95%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation................         1.74%        4.70%       12.04%         1.86%        2.42%        7.25%
Ratio of Net Investment Income to Average
      Daily Net Assets...........................         6.06%        7.12%        8.00%         3.54%        4.43%        5.05%
Ratio of Net Investment Income (Loss) to
      Average Daily Net Assets Prior to Expense
      Limitation.................................         5.27%        3.37%       (3.09%)        2.63%        2.96%       (1.25%)
Portfolio Turnover Rate..........................           76%          42%          98%          74%           34%          57%
Average Commission Rate Paid(5)..................          N/A          N/A          N/A       $0.0276      $0.0271          N/A




                                                                 Emerging Markets
                                                                Institutional Class
                                                                -------------------
                                                                            Period
                                                                Year      6/15/96(1)
                                                                Ended       through
                                                              11/30/97     11/30/96

Net Asset Value, Beginning of Period.............               $9.990        $10.000

Income From Investment Operations
Net Investment Income............................                0.098(4)       0.047(3)
Net Gains (Losses) on Securities
      both realized and unrealized)..............                0.262         (0.057)
      Total From Investment Operations...........                0.360         (0.010)

Less Distributions
Dividends From Net Investment Income.............               (0.025)          none
Distributions From Capital Gains.................               (0.075)          none
      Total Distributions........................               (0.100)          none
Net Asset Value, End of Period...................              $10.250         $9.990

Total Return(2)..................................                 3.64%(2)      (0.10%)(2)


Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)........               $1,916         $3,717
Ratio of Expenses to Average Daily Net Assets....                 1.70%          1.70%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation................                 2.72%          3.80%
Ratio of Net Investment Income to Average Daily
      Net Assets.................................                 0.82%          0.47%
Ratio of Net Investment Income to Average Daily
      Net Assets Prior to Expense Limitation.....                (0.20%)        (1.63%)
Portfolio Turnover Rate..........................                   65%            36%
Average Commission Rate Paid(5)..................              $0.0038        $0.0073

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total return reflects the voluntary fee waiver described under Summary of Expenses and Management of the Funds.
(3) The year ended November 30, 1996 net investment income per share information was based on the average share outstanding method.
(4) The year ended November 30, 1997 net investment income per share information was based on the average share outstanding method.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVES AND STRATEGIES

SUITABILITY
     Investors considering any of the Funds within Global Funds, Inc. should have a long-term investment time frame.

     The Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of each Fund's shares may decline.

     Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Funds are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve each Fund's objective.

     Investors for whom each Fund is suitable are as set forth below:



     Global Bond Fund -- The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.

     Global Assets Fund -- The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for long-term total return and would like to pursue such a goal through a portfolio that includes both fixed-income and equity securities from both the U.S. and foreign countries. This Fund may be appropriate for investors who would prefer to have a professional portfolio manager decide how best to allocate holdings among foreign and U.S. securities.

     Emerging Markets Fund -- The Fund may be suitable for investors who are seeking long-term growth for that portion of an investor's assets that have been designated for aggressive investments. The Fund will invest primarily in the securities of emerging markets which may offer high return potential but are potentially more risky than investments in either the U.S. or established foreign countries due, among other things, to less well-developed political and economic systems.

                               *     *     *


     Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

      An investor should not consider a purchase of shares of any of the Funds as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
      Global Bond Fund -- The investment objective of Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. The Fund seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

     The fixed-income securities in which the Fund may invest include foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's 500 Index ("S&P") or Moody's Investors Services ("Moody's"), or if unrated, are deemed to be of comparable quality by the Manager. However, the Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. See High Yield, High Risk Securities and Special Risk Considerations - Emerging Markets Securities Risks. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates. It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

     The Fund may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. Zero-coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. See Special Risk Considerations. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in securities of supranational entities and in U.S. and foreign government securities. The Fund may also invest in Depositary Receipts.


     With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality.


      While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain,

Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.


     The Fund may also invest in closed-end investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations.

     From time to time, the Fund may find opportunities to pursue its objective outside of the fixed-income markets, but in no event will such investments exceed 5% of the Fund's net assets.


     Global Assets Fund -- The investment objective of Global Assets Fund is to achieve long-term total return for investors. The Fund seeks to achieve this objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

     The Fund will attempt to achieve its investment objective by investing in a broad range of equity and fixed-income securities. In selecting securities investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the United States. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach.


     Generally, the Fund may invest in fixed-income securities, including both foreign and U.S. government securities and debt obligations of foreign and U.S. companies. With respect to U.S. government securities, the Fund may invest only in securities identified in Investment Strategy--Global Bond Fund. With respect to corporate debt obligations, the Fund may invest in securities which are investment grade as determined by any nationally-recognized statistical rating organization, such as those rated BBB or better by S&P, or Baa or better by Moody's, or if unrated, are determined to be of comparable quality by the Manager. Debt obligations rated BBB and Baa have speculative characteristics. The Fund may also invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of equivalent quality, and present special investment risks. See High Yield, High Risk Securities and Special Risk Considerations.

     It is anticipated that a portion of the Fund's assets may be invested in warrants. Warrants permit the Manager to establish an equity position in selected securities by committing a lower proportion of the portfolio to equities. The Manager's intention is to invest the difference between the cost of the warrant and the equivalent equity security in high quality debt instruments. The Fund may, at any given time, be fully invested in either the equity or fixed-income markets, depending upon investment opportunities available in each.


     The Fund may invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. See Investment Strategy--Global Bond Fund. The Fund may also invest in Depositary Receipts.

     While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest, in addition to the United States, will include, but not be limited to, the nations identified in Investment Strategy-- Global Bond Fund. With respect to certain countries in which the Fund may invest, namely Korea and Taiwan, investments by an investment company may only be made through investments in closed-end investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations.

     Emerging Markets Fund -- The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries.


     The Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in the Manager's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

     Currently, investing in many emerging countries is not feasible, or may, in the Manager's opinion, involve unacceptable political risks. The Fund will focus its investments in those emerging countries where the Manager considers the economies to be developing strongly and where the markets are becoming more sophisticated. The Manager believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.


     In considering possible emerging countries in which the Fund may invest, the Manager will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, the Manager expects to expand and further diversify the countries in which the Fund invests.


     Although not an exclusive list of criteria to be considered by the Manager, an emerging country equity security is one issued by a company that, in the opinion of the Manager, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by the Manager based on publicly available information and inquiries made of the companies.

     The Fund may invest in Depositary Receipts, and in both open-end and, listed or unlisted, closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.


     The Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in Brady Bonds and zero-coupon securities. See High Yield, High Risk Securities and Special Risk Considerations.

     For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Funds. See Rule 144A Securities under Other Investment Policies and Risk Considerations. Emerging Markets Fund may invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books, while Global Assets Fund and Global Bond Fund may invest no more than 10% of their net assets in such securities. In the event a Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

High Yield, High Risk Securities
      Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. Global Assets Fund may invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities (commonly known as junk bonds). In the past, in the opinion of Delaware International and Delaware, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. Delaware International and

Delaware intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Funds, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn.

     Medium- and low-grade bonds held by the Funds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

     The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

                                    * * *


     Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, each Fund will each operate as a nondiversified fund. No Fund will concentrate its investments in any particular industry, which means that no Fund will invest 25% or more of its total assets in any one industry.

     Each Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Funds' designations as nondiversified funds, and each of the Funds' policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of that Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Funds which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Fund's performance during its most recently completed fiscal year appears in Global Funds Inc.'s Annual Report.


     The investment policies of the Funds not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS

     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that the Fund's investment objective will be attained.

     Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.


     Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests.

Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.


     Among the foreign government and government related issuers in which Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which Emerging Markets Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


     Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.






     Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


      Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities. Global Assets Fund may invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International or Delaware, in the case of Global Assets Fund, to be of equivalent quality. See Investment Objectives and Strategies-- Global Assets Fund and Emerging Markets Fund and High Yield, High Risk Securities. No Fund will purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by Delaware International or Delaware. See Appendix A - Ratings to this

Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.


                                      * * *

     For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning each Fund's investment policies, restrictions and risk factors.

CLASSES OF SHARES

     The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are made at net asset value. There is no front-end or contingent deferred sales charge.

     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of Delaware or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of Delaware or its affiliates and those having client relationships with Delaware Investment Advisers, a division of Delaware or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of a Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


Class A Shares, Class B Shares and Class C Shares
     In addition to offering Global Bond Fund Institutional Class, Global Assets Fund Institutional Class and Emerging Markets Fund Institutional Class of shares, the respective Funds also offer: Global Bond Fund A Class, Global Bond Fund B Class and Global Bond Fund C Class; Global Assets Fund A Class, Global Assets Fund B Class and Global Assets Fund C Class; and Emerging Markets Fund A Class, Emerging Markets Fund B Class and Emerging Markets Fund C Class, which are described in a separate prospectus. Shares of such classes may be purchased through authorized investment dealers or directly by contacting each Fund or its Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price of Class A Shares is 4.75% and is reduced on certain transactions of $100,000 or more. Class B Shares and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

     Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.


Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected , to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into a Fund. However, Class B Shares and Class C Shares of each Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
     The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.


     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. No Fund will honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of a Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such shares will be exchanged at net asset value. Shares of a Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
     You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
     You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

     Global Funds, Inc. declares a dividend on each Fund to all shareholders of record of the Classes of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.


      Emerging Markets Fund will normally declare and make payments from net investment income on an annual basis and Global Assets Fund will normally declare and make payments from net investment income on a quarterly basis. Global Bond Fund will normally declare and make payments from net investment income on a monthly basis. Payments from net realized securities profits of a Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


     In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fee under Global Funds, Inc.'s 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

TAXES

     The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.


     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

     The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.

     A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by a Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


     Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

     Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in a Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.


     A Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Classes will not incur any of the expenses under the Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a particular Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
     The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.


Investment Manager and Sub-Adviser
     Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to each Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware," or "Sub-Adviser"), which manages the U.S. securities portion of Global Assets Fund. The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

     Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

     Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and Delaware are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Global Funds, Inc., on behalf of Global Assets Fund and Global Bond Fund and the Manager, and a new Sub-Advisory Agreement between the Manager on behalf of Global Assets Fund and the Sub-Adviser, were executed following shareholder approval. The Manager has also entered into Investment Management Agreements with Global Funds, Inc. on behalf of Emerging Markets Fund.

     The Manager manages each Fund's investments and for its services, the Manager is paid an annual fee equal to 0.75% of a Fund's average daily net assets in the case of Global Bond Fund and Global Assets Fund and 1.25% of the average daily net assets of Emerging Markets Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

     Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Institutional Class of the Fund does not exceed 1.70%. This voluntary waiver, originally in place through November 30, 1996 for Emerging Markets Fund, has been extended through May 31, 1998.

     Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Bond Fund and Global Assets Fund and to pay expenses to the extent necessary to ensure that the annual Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) of each of the Institutional Classes of these Funds do not exceed 0.95% through November 30, 1997. This voluntary waiver has been extended through May 31, 1998.

     The investment management fees paid to Delaware International, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


     With respect to Global Bond Fund, Global Assets Fund and Emerging Markets Fund, the investment management fees earned for the fiscal year ended November 30, 1997 were 0.74%, 0.74% and 1.25% of average daily net assets and no fees were paid for Global Bond Fund or Global Assets Fund and 0.23% of average daily net assets of Emerging Markets Fund was paid as a result of the voluntary waivers.


     Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of Global Assets Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 25% of the fee paid to the Manager under the terms of the Investment Management Agreement.


     Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for Global Assets Fund and Emerging Markets Fund. He has been the senior portfolio manager for these Funds since their inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.

     In making investment decisions for Global Assets Fund and Emerging Markets Fund, Mr. Gillmore regularly consults with an international equity team of fourteen members. Mr. Gillmore also regularly consults with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society. In addition to the above team, Mr. Gillmore consults regularly with Robert Akester and Joshua A. Brooks when making decisions for Emerging Markets Fund. Prior to joining Delaware in 1996 as a Senior Portfolio Manager, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Advisers Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. Mr. Brooks holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with the Delaware Group in 1991. Prior to joining the emerging markets team in London , he was based in Philadelphia with responsibilities that included equity market analysis and liaison with Delaware International Advisers Ltd.


     George H. Burwell has responsibility for making investment decisions for the U.S. equity portion of Global Assets Fund and has had such responsibility for the Fund since its inception. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.


     In making investment decisions for Global Assets Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork is Chairman of the Board and Director of Delaware, the Manager and Global Funds, Inc. He is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Global Funds, Inc. in 1994. He is also a member of the Board of Directors of Delaware and the Manager and was named an Executive Vice President of Delaware in 1994.

     Paul A. Matlack and Gerald T. Nichols have responsibility for making investment decisions for the high-yield securities portion of Global Assets Fund. They have had such responsibility since this Fund's inception. Mr. Matlack is a CFA charterholder and a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

     In making investment decisions for this Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is Delaware's Chief Investment Officer for Fixed-Income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation, where he served as Executive Vice President and Director of Fixed Income.


     Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. Mr. Sims has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware International, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd. Mr. Moth became Co-Manager of this Fund in January 1997. Mr. Moth , a graduate of The City University London, joined Delaware in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance & Investment from the Institute of Actuaries in London.


     In making investment decisions for Global Bond Fund, Mr. Sims and Mr. Moth regularly consult with Hywel Morgan. Mr. Morgan was educated at the University of Wales and was subsequently an Economics Lecturer at Dundee University. Prior to joining Delaware International, he was Associate Director of the international fixed-income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a Corporate Economist & Strategist at Ford of Europe and Esso Petroleum.

Portfolio Trading Practices
     Each Fund normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of each Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, it is anticipated that the portfolio turnover rate of each Fund will not exceed 100%.


     The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager and the Sub-Adviser or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses of such funds, such as custodian fees.

Performance Information
     From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature. Global Bond Fund may also quote the yield of its Classes in advertising and sales literature.

     The current yield for each Class of Global Bond Fund will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.


     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Funds
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

Distribution and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor for Global Bond Fund's and Global Assets Fund's shares under separate Distribution Agreements with Global Funds, Inc. dated April 3, 1995, as amended on November 29, 1995. Delaware Distributors L.P. serves as the national distributor of Emerging Markets Fund's shares under a Distribution Agreement with Global Funds, Inc. dated May 1, 1996 .

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors of Global Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

Expenses
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1997, the ratios of operating expenses to average daily net assets for Global Bond Fund Institutional Class , Global Assets Fund Institutional Class and Emerging Markets Fund Institutional Class were 0.95%, 0.95% and 1.70%, respectively. The ratios reflect the voluntary waiver and payment of fees noted above.

Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, Global Bond Series, Global Assets Series, Emerging Markets Series, International Small Cap Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.

          All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Institutional Class shares, Global Bond Fund offers Global Bond Fund A Class, Global Bond Fund B Class and Global Bond Fund C Class; Global Assets Fund offers Global Assets Fund A Class, Global Assets Fund B Class and Global Assets Fund C Class and Emerging Markets Fund offers Emerging Markets Fund A Class, Emerging Markets Fund B Class and Emerging Markets Fund C Class. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS





Foreign Currency Transactions
         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.


Depositary Receipts
         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation on investments in illiquid assets (10% for Global Bond and Global Assets Funds, and 15% for Emerging Markets Fund). The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, a Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Funds' investments in unregistered investment companies.

Zero-Coupon Securities
         Each Fund may also invest in zero-coupon bonds. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Repurchase Agreements
         Each Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. A Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. A Fund will only invest in such options to the extent consistent with its 10% limitation (or, in the case of Emerging Markets Fund, its 15% limitation) on investment in illiquid securities. The Funds will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

Interest Rate Swaps
         In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, the Fund may engage in interest rate swaps. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.


         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Fund's investments, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap.

         The use of interest rate swaps by Global Bond Fund involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.


Diversification
         While Global Bond Fund, Global Assets Fund and Emerging Markets Fund each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.


                                      * * *


         Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

APPENDIX A--RATINGS


          Emerging Markets Fund may invest up to 35% of its assets, in high yield, high risk foreign fixed income securities and Global Assets Fund has the ability to invest up to 15% of its net assets in high yield, high risk U.S. fixed-income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by Global Assets Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Global Assets Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

                                                    Average Weighted
                                                 Percentage of Portfolio
                 Rating Moody's                  of Global Assets Fund
                 --------------                  ---------------------
                 Ba/BB                                     3.8%
                 B/B                                      11.2%
                 Not Rated/Other                          0.00%

         During the fiscal year ended November 30, 1997, Global Assets Fund increased its exposure to bonds rated B from 4.10% to 11.20%. With respect to high-yield securities, the Fund tends to emphasize B-rated bonds during periods of economic expansion. During periods of economic slowdown, the Fund tends to emphasize bonds rated Ba, which are generally considered to be of higher quality but lower yielding than bonds rated B. In response to continuing signs of economic growth during 1997, the Fund's managers increased the Fund's holdings of B-rated bonds in an effort to increase investment income while maintaining a prudent risk profile, consistent with their view of economic and market conditions at that time.


General Rating Information


Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax- exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

---------------------------------------------------------


INTERNATIONAL EQUITY FUND

---------------------------------------------------------


A CLASS
---------------------------------------------------------


B CLASS
---------------------------------------------------------


C CLASS
---------------------------------------------------------













P R O S P E C T U S

---------------------------------------------------------


 FEBRUARY 4, 1998
















                                                                      DELAWARE
                                                                      GROUP
                                                                      ---------

INTERNATIONAL EQUITY FUND                                             PROSPECTUS
                                                                FEBRUARY 4, 1998
A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


            --------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of the International Equity Series (the "Fund" or the "International Equity Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.


         International Equity Fund's investment objective is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing primarily in securities that provide the potential for capital appreciation and income. See Investment Objectives and Strategies.


         The Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). These alternatives permit an investor to choose the method of purchasing shares that is most suitable for his or her needs.


         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in the Annual Report of Global Funds, Inc. for the fiscal year ended November 30, 1997, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.


         The Fund also offers International Equity Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for International Equity Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.


TABLE OF CONTENTS


Cover Page                                   Classes of Shares
Synopsis                                     How to Buy Shares
 Summary of Expenses                         Redemption and Exchange
 Financial Highlights                        Dividends and Distributions
 Investment Objective and Strategy           Taxes
         Suitability                         Calculation of Offering Price and
          Investment Strategy                   Net Asset Value Per Share
          Special Risk Considerations        Management of the Fund
 The Delaware Difference                     Other Investment Policies and
          Plans and Services                    Risk Considerations



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. For further details, see Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         2. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants or on their behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. Certain options and futures may be considered to be derivative securities. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

         3. The Fund may invest in the markets of certain emerging countries. These markets may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See Special Risk Considerations.


Investment Manager, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company and International Equity Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.

SUMMARY OF EXPENSES


         A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares and Class C Shares of the Fund follows:


                                                                            International Equity Fund
                                                                   Class A          Class B        Class C
Shareholder Transaction Expenses                                   Shares           Shares         Shares
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)............................    4.75%            None           None

Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................    None             None           None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable)............................    None*            4.00%*         1.00%*

Redemption Fees................................................    None**           None**         None**


* Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Deferred Sales Charge Alternative Class B Shares , Level Sales Charge Alternative -Class C Shares and Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares.

** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.



                                                                            International Equity Fund
Annual Operating Expenses (as a                                    Class A           Class B         Class C
percentage of average daily net assets)                            Shares            Shares          Shares
---------------------------------------                            ------            ------          ------

Management Fees (after voluntary waiver).......................     0.74%++         0.74%++         0.74%++

12b-1 Expenses (including service fees)........................    0.30%+            1.00%+          1.00%+

Other Operating Expenses ......................................     0.66%++         0.66%++         0.66%++

     Total Operating Expenses (after voluntary waivers)             1.70%++         2.40%++         2.40%++


+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.


++ Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of each Class of the Fund does not exceed 1.55% (in all cases, exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses) through May 31, 1998. Absent the voluntary fee waiver and payments, the Total Operating Expenses would have been 1.71% for Class A Shares and 2.41% for Class B Shares and Class C Shares, reflecting Management Fees of 0.75% for the fiscal year ended November 30, 1997.


         For expense information about International Equity Fund Institutional Class see the separate prospectus relating to that class.


         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security Number. See Delaware Group Asset Planner in Part B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payment of expenses by the Manager as discussed in this Prospectus.


                                        Assuming Redemption                     Assuming No Redemption
                            1 year     3 years   5 years   10 years      1 year    3 years   5 years    10 years
                            ------     -------   -------   --------      ------    -------   -------    --------
Class A Shares               $64(1)   $99       $135      $239          $64       $99       $135       $239

Class B Shares               $64      $105      $148      $256(2)       $24       $75       $128       $256(2)

Class C Shares               $34      $75       $128      $274          $24       $75       $128       $274

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of International Equity Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in the Fund's Annual Report to shareholders. A copy of Delaware Group Global & International Fund, Inc.'s Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------


                                                                                     International Equity Fund
                                                                                          Class A Shares



                                                                                                   Year Ended
                                                                11/30/97     11/30/96       11/30/95     11/30/94      11/30/93

Net Asset Value, Beginning of Period.........................   $14.640       $12.190        $11.920      $11.250       $9.590

Income From Investment Operations
Net Investment Income.......................................      0.220(4)      0.490(4)       0.297        0.140        0.499
Net Gains (Losses) on Securities
    (both realized and unrealized)...........................     0.245         2.385          0.628        0.895        1.636
       Total From Investment Operations......................     0.465         2.875          0.925        1.035        2.135

Less Distributions
Dividends from Net Investment Income.........................    (0.435)       (0.280)        (0.185)      (0.225)      (0.475)
Distributions from Capital Gains.............................    (0.020)       (0.145)        (0.470)      (0.140)        none
       Total Distributions...................................    (0.455)       (0.425)        (0.655)      (0.365)      (0.475)

Net Asset Value, End of Period...............................   $14.650       $14.640        $12.190      $11.920      $11.250

Total Return(2)..............................................      3.27%(3)     24.22%(3)       8.17%        9.23%(3)    23.08%(3)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................  $112,425       $89,177        $62,251      $53,736      $31,673
Ratio of Expenses to Average Daily Net Assets................      1.70%         1.85%          2.07%        1.56%        1.25%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation..............................      1.71%         1.95%          2.07%        1.82%        2.16%
Ratio of Net Investment Income to Average Daily Net Assets...      1.46%         3.70%          2.57%        1.22%        3.91%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation..............................      1.45%         3.60%          2.57%        0.96%        3.00%
Portfolio Turnover Rate......................................         8%            9%            21%          27%          24%
Average Commission Rate Paid(5)..............................   $0.0198       $0.0243            N/A          N/A          N/A

                                                           International Equity Fund
                                                                Class A Shares

                                                                             Period
                                                                           10/31/91(1)
                                                                             through
                                                               11/30/92     11/30/91

Net Asset Value, Beginning of Period.........................    $9.650      $10.000

Income From Investment Operations
Net Investment Income.......................................      0.162       (0.004)
Net Gains (Losses) on Securities
    (both realized and unrealized)...........................    (0.172)      (0.346)
       Total From Investment Operations......................    (0.010)      (0.350)

Less Distributions
Dividends from Net Investment Income.........................    (0.050)        none
Distributions from Capital Gains.............................      none         none
       Total Distributions...................................    (0.050)        none

Net Asset Value, End of Period...............................    $9.590       $9.650

Total Return(2)..............................................    (0.15%)(3)    (3.50%)(3)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................    $4,604         $723
Ratio of Expenses to Average Daily Net Assets................      1.25%          (1)
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation..............................      5.67%          (1)
Ratio of Net Investment Income to Average Daily Net Assets...      2.44%          (1)
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation..............................     (2.00%)         (1)
Portfolio Turnover Rate......................................        12%          (1)
Average Commission Rate Paid(5)..............................       N/A          N/A

(1) Date of initial public offering; total return has been annualized. The ratios of expenses and net investment income to average daily net assets and portfolio turnover have been omitted as management believes such ratios for this relatively short period are not meaningful.
(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
(3) Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Fund.
(4) The years ended November 30, 1996 and 1997 net investment income per share information was based on the average share outstanding method.
(5) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                                               International Equity Fund
                                                                     Class B Shares
                                                                                             Period
                                                                                            9/6/94(1)
                                                    Year Ended                               through
                                                     11/30/97     11/30/96     11/30/95     11/30/94

Net Asset Value, Beginning of Period...........       $14.560      $12.130      $11.900      $12.860

Income From Investment Operations
Net Investment Income..........................         0.114(5)     0.398(5)     0.278        0.036
Net Gains (Losses) on Securities
    (both realized and unrealized).............         0.246        2.377        0.567       (0.966)
       Total From Investment Operations........         0.360        2.775        0.845       (0.930)

Less Distributions
Dividends from Net Investment Income...........        (0.340)      (0.200)      (0.145)      (0.030)
Distributions from Capital Gains...............        (0.020)      (0.145)      (0.470)        none
       Total Distributions.....................        (0.360)      (0.345)      (0.615)      (0.030)

Net Asset Value, End of Period.................       $14.560      $14.560      $12.130      $11.900


Total Return(3)................................          2.54%(4)    23.38%(4)     7.46%       (7.24%)(4)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)......       $31,914      $10,878       $3,471         $624
Ratio of Expenses to Average Daily
    Net Assets ................................          2.40%        2.55%        2.77%        2.26%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation................          2.41%        2.65%        2.77%        2.52%
Ratio of Net Investment Income to
    Average Daily Net Assets...................          0.76%        3.00%        1.87%        0.52%
Ratio of Net Investment Income to Average
    Daily Net Assets Prior to Expense Limitation         0.75%        2.90%        1.87%        0.26%
Portfolio Turnover Rate........................             8%           9%          21%          27%
Average Commission Rate Paid(6)................       $0.0198       $0.0243          N/A         N/A

                                                            International Equity Fund
                                                                  Class C Shares
                                                                                   Period
                                                                                 11/29/95(2)
                                                              Year Ended           through
                                                        11/30/97     11/30/96     11/30/95

Net Asset Value, Beginning of Period...........          $14.540      $12.190      $12.240

Income From Investment Operations
Net Investment Income..........................            0.114(5)     0.400(5)      none
Net Gains (Losses) on Securities
    (both realized and unrealized).............            0.246        2.375       (0.050)
       Total From Investment Operations........            0.360        2.775       (0.050)

Less Distributions
Dividends from Net Investment Income...........           (0.340)      (0.280)        none
Distributions from Capital Gains...............           (0.020)      (0.145)        none
       Total Distributions.....................           (0.360)      (0.425)        none

Net Asset Value, End of Period.................          $14.540      $14.540      $12.190


Total Return(3)................................             2.54%(4)    23.39%(4)         (2)


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)......          $11,811       $1,909           $5
Ratio of Expenses to Average Daily
    Net Assets ................................             2.40%        2.55%            (2)
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation................             2.41%        2.65%            (2)
Ratio of Net Investment Income to
    Average Daily Net Assets...................             0.76%        3.00%            (2)
Ratio of Net Investment Income to Average
    Daily Net Assets Prior to Expense Limitation            0.75%        2.90%            (2)
Portfolio Turnover Rate........................                8%           9%            (2)
Average Commission Rate Paid(6)................          $0.0198      $0.0243          N/A

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Date of initial public offering. The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.
(3) Does not include contingent deferred sales charge which varies from 1% - 4% depending upon the holding period for Class B Shares and 1% for Class C Shares.
(4) Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Fund.
(5) The years ended November 30, 1996 and 1997 net investment income per share information was based on the average share outstanding method.
(6) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVE AND STRATEGY

SUITABILITY
       Investors considering an investment in International Equity Fund should have a long-term investment time frame.

       The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

       Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund is not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

       The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long-term growth potential from a portfolio of international securities.

                            *     *     *


       Ownership of shares of the Fund can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Fund invests.

        An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
       The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or

Global Depositary Receipts ("Depositary Receipts").

       The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are overvalued or undervalued relative to the U.S. dollar. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

       While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.


       For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government, or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

       The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.

       The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund and the Fund's policies concerning portfolio lending, borrowing and concentration are "fundamental" may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of
a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.


        The investment policies of the Fund not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.


        A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in Global Funds, Inc.'s Annual Report.


SPECIAL RISK CONSIDERATIONS

       Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.


       Foreign Securities Risks. The Fund has the right to purchase securities in any developed, underdeveloped, or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

       In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

       Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

       Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

       Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

       As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

       Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

       It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


                                      * * *

       For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

           The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
           800-523-4640
Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
       800-523-1918
       Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
       800-362-FUND
       (800-362-3863)

Performance Information
       You can call the Investor Information Center at any time for current performance information.

Shareholder Services
       During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
       Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
       You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
       If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
        Each year, Global Funds, Inc. will mail to you information on the tax status of your dividends and distributions.


Dividend Payments
       Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.


       For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


MoneyLine(SM) Services
       Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account:

       1.   MoneyLine(SM) Direct Deposit Service
            If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

       2.   MoneyLine(SM) On Demand
           You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

       For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for MoneyLine(SM) services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Retirement Planning
       An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800-523-1918 for more information.


Right of Accumulation
       With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
       The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
       The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge.
See Part B.

Exchange Privilege
       The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
       You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Financial Information about the Fund
              Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES


Alternative Purchase Arrangements
       Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

       Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.


       Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.


       Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.



       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

       Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.


       The NASD has adopted certain rules relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
       Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

       Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                             International Equity Fund A Class
-------------------------------------------------------------------------------------------------------------------




                                                                                                             Dealer's
                                                     Front-End Sales Charge as % of                       Commission***
                                                                                                              as % of
Amount of Purchase                              Offering                      Amount                         Offering
                                                  Price                      Invested**                        Price
-------------------------------------------------------------------------------------------------------------------

Less than $100,000                                4.75%                      4.98%                            4.00%
$100,000 but under $250,000                       3.75                       3.89                             3.00
$250,000 but under $500,000                       2.50                       2.59                             2.00
$500,000 but under $1,000,000*                    2.00                       2.05                             1.60

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.


** Based on the net asset value per share of the Class A Shares as of the end of Global Funds, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------


       The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").


-------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                       Dealer's Commission
                                                       (as a percentage of
         Amount of Purchase                             amount purchased)
         ------------------                             -----------------

         Up to $2 million                                      1.00%
         Next $1 million up to $3 million                      0.75
         Next $2 million up to $5 million                      0.50
         Amount over $5 million                                0.25



         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in any stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.


Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.


         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A
Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.


         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase institutional class shares as a result of a change in the distribution arrangements.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.


         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.





Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                       Contingent Deferred
                                                       Sales Charge (as a
                                                          Percentage of
                                                          Dollar Amount
         Year After Purchase Made                      Subject to Charge)
         ------------------------                      ------------------

                    0-2                                        4%
                    3-4                                        3%
                    5                                          2%
                    6                                          1%
                    7 and thereafter                         None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

International Equity Fund Institutional Class
         In addition to offering Class A Shares, Class B Shares and Class C Shares, the Fund also offers International Equity Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. International Equity Fund Institutional Class Shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes International Equity Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to International Equity Fund A Class, International Equity Fund B Class, or International Equity Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Global Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


         Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Global Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Global Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.       MoneyLine(SM) On Demand
         Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.


4.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.


         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
         The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


MoneyLine(SM) On Demand
         Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.


Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine(SM) Direct Deposit Services under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.


                                 *     *     *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code;
(v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii),
(iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.


         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on the Fund to all shareholders of record of the Classes of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption. The Fund will normally declare and make payments from net investment income on a quarterly basis.

         In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value, unless you elect otherwise. See The Delaware Difference for more information on reinvestment options. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Payments from net realized securities profits of the Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.


         Any payment by check of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring the Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


         Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of the Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that International Equity Fund Institutional Class, will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans, and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.


Investment Manager
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware"). The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.


         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Global Funds, Inc., on behalf of International Equity Fund, and the Manager, was executed following shareholder approval.


         The Manager manages the Fund's investments and for its services, the Manager is paid an annual fee equal to 0.75% of the Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) of Class A Shares of the Fund did not exceed 1.85% and each of the Class B Shares and Class C Shares of the Fund did not exceed 2.55% through November 30, 1996. This voluntary waiver has been extended through May 31, 1998. From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) of Class A Shares of this Fund did not exceed 1.50%. Through November 30, 1994, this waiver and payment noted above also applied to Class B Shares of this Fund. Prior to June 1, 1994, a waiver and payment commitment was in place to ensure expenses of Class A Shares of International Equity Fund did not exceed 1.25% (exclusive of taxes, interest brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees).


         The investment management fees payable to Delaware International by the Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


         The investment management fees earned for the fiscal year ended November 30, 1997 were 0.75% of average daily net assets, and 0.74% was paid by International Equity Fund as a result of the voluntary waiver described above.

         Clive A. Gillmore and Nigel A. May have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Gillmore has been the senior portfolio manager for the Fund since its inception, and Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers Ltd. in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.

         In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members. Mr. Gillmore and Mr. May also regularly consult with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its respective accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.


         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.


Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund under a Distribution Agreement with Global Funds, Inc. dated April 3, 1995, as amended on November 29, 1995.


         Global Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.


         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Global Funds, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.


         While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Global Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to International Equity Fund Institutional Class of shares of the Fund. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the shares of International Equity Fund Institutional Class.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.


         The directors of Global Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares of International Equity Fund were 1.70%, 2.40% and 2.40%, respectively. The ratios reflect the impact of each Class' 12b-1 Plan and the voluntary waiver and payment of fees noted above.


Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, International Small Cap Series, Global Bond Series, Global Assets Series, Emerging Markets Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The Fund will vote separately on any matter which affects only that Fund. Shares of the Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.


          All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, International Equity Fund offers International Equity Fund Institutional Class. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of International Equity Fund Institutional Class, are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS


 Foreign Currency Transactions
          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities, below. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. In the event this percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.


Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.


Investment Company Securities
         Any investments that the Fund makes in closed-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies.


 Repurchase Agreements
          The Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange

Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 10% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.


                                      * * *

         Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

                                                                      PROSPECTUS
INTERNATIONAL EQUITY FUND INSTITUTIONAL                         FEBRUARY 4, 1998



     ----------------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
                  International Equity Fund Institutional Class
                          call Delaware at 800-828-5052


         This Prospectus describes the shares of the International Equity Series (the "Fund" or the "International Equity Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.

         International Equity Fund's investment objective is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing primarily in securities that provide the potential for capital appreciation and income. See Investment Objectives and Strategy.

         The Fund offers International Equity Fund Institutional Class of shares (the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in the Annual Report of Global Funds, Inc. for the fiscal year ended November 30, 1997, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statements, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                              How to Buy Shares
Synopsis                                Redemption and Exchange
Summary of Expenses                     Dividends and Distributions
Financial Highlights                    Taxes
Investment Objective and Strategy       Calculation of Net Asset Value Per Share
      Suitability                       Management of the Fund
      Investment Strategy               Other Investment Policies and Risk
      Special Risk Considerations        Considerations
Classes of Shares



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve its objective by investing primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States.

         For further details, see Investment Objectives and Strategy and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         2. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants or on their behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. Certain options and futures may be considered to be derivative securities. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

         3. The Fund may invest in the markets of certain emerging countries. These markets may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See Special Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group.

         See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
         Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 Distribution Plan. See Classes of Shares.

Redemption and Exchange
         Shares of the Fund are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company and International Equity Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.
                                       -4-

SUMMARY OF EXPENSES
                                                       International Equity Fund
Shareholder Transaction Expenses                           Institutional Class
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)...................................            None

Maximum Sales Charge Imposed
on Reinvested Dividends (as
a percentage of offering price)......................            None

Exchange Fees........................................            None*

* Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


Annual Operating Expenses (as a                        International Equity Fund
percentage of average daily net assets)                    Institutional Class
--------------------------------------------------------------------------------

Management Fees
(after voluntary waiver).............................            0.74%**

12b-1 Expenses.......................................            None

Other Operating Expenses ............................            0.66%**

     Total Operating Expenses
     (after voluntary waivers).......................            1.40%**

** Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of International Equity Fund Institutional Class does not exceed 1.55% on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through May 31, 1998. Total Operating Expenses assume that the voluntary waiver has been in effect. Absent the voluntary fee waiver and payments, Total Operating Expenses (as a percentage of average daily net assets) for the fiscal year ended November 30, 1997 were 1.41%, reflecting Management Fees of 0.75%.

         For expense information about the Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. Global Funds, Inc. charges no redemption fees. The following example assumes the voluntary waiver of the management fee and/or other payment of expenses by the Manager as discussed in this Prospectus.

International Equity        1 year      3 years      5 years      10 years
Fund Institutional Class     $14          $44          $77          $168

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

      The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of International Equity Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B.
Further information about the Fund's performance is contained in the Fund's Annual Report to shareholders. A copy of Delaware Group Global & International Fund, Inc's Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.
--------------------------------------------------------------------------------

                            International Equity Fund
                               Institutional Class

 -------------------------------------------------------------------------------


                                                                             Year Ended
                                                                     ---------------------------
                                                    11/30/97(1)      11/30/96(1)      11/30/95(1)      11/30/94(1)      11/30/93(1)
                                                    ----------       ----------       ----------       ----------       ----------
Net Asset Value, Beginning of Period............      $14.710          $12.240          $11.970          $11.290           $9.590

Income From Investment Operations
Net Investment Income (Loss)....................        0.267(6)         0.530(6)         0.323            0.166            0.594
Net Gains (Losses) on Securities
      (both realized and unrealized)............        0.238            2.405            0.637            0.899            1.581
Total From Investment Operations................        0.505            2.935            0.960            1.065            2.175

Less Distributions
Dividends From Net Investment Income............       (0.475)          (0.320)          (0.220)          (0.245)          (0.475)
Distributions From Capital Gains................       (0.020)          (0.145)          (0.470)          (0.140)            none
      Total Distributions.......................       (0.495)          (0.465)          (0.690)          (0.385)          (0.475)

Net Asset Value, End of Period..................      $14.720          $14.710          $12.240          $11.970          $11.290

------------------

Total Return....................................        3.55%(4)        24.68%(4)         8.46%            9.47%(4)        23.52%(4)

-------------------------------------------

Ratios/Supplemental Data
Net Assets, End of Period (000's omitted).......      $71,177          $34,194          $11,660           $7,613           $3,959
Ratio of Expenses to Average Daily
      Net Assets................................        1.40%            1.55%            1.77%            1.26%            0.95%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation...............        1.41%            1.65%            1.77%            1.52%            1.86%
Ratio of Net Investment Income to
           Average Daily Net Assets.............        1.76%            4.00%            2.87%            1.52%            4.21%
Ratio of Net Investment Income (Loss) to Average
      Daily Net Assets Prior to
      Expense Limitation........................        1.75%            3.90%            2.87%            1.26%            3.30%
Portfolio Turnover Rate.........................           8%               9%              21%              27%              24%
Average Commission Rate Paid(7).................      $0.0198          $0.0243              N/A              N/A              N/A





                                                       Period                           Period
                                                      11/9/92(1)        Year        10/31/91(2)(3)
                                                       through          Ended          through
                                                      11/30/92        11/30/92(2)      11/30/91
                                                      ---------       ----------    -------------
Net Asset Value, Beginning of Period............       $9.520           $9.650          $10.000

Income From Investment Operations
Net Investment Income (Loss)....................        0.021            0.162           (0.004)
Net Gains (Losses) on Securities
      (both realized and unrealized)............        0.049           (0.172)          (0.346)
Total From Investment Operations................        0.070           (0.010)          (0.350)

Less Distributions
Dividends From Net Investment Income............         none           (0.050)            none
Distributions From Capital Gains................         none             none             none
      Total Distributions.......................         none           (0.050)            none

Net Asset Value, End of Period..................       $9.590           $9.590           $9.650



Total Return....................................       (0.15%)(4)       (0.15%)(4)(5)    (3.50%)(4)(5)

-------------------------------------------

Ratios/Supplemental Data
Net Assets, End of Period (000's omitted).......       $1,120           $4,604             $723
Ratio of Expenses to Average Daily
      Net Assets................................        0.95%            1.25%               (3)
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitation...............        5.37%            5.67%               (3)
Ratio of Net Investment Income to
           Average Daily Net Assets.............        2.74%            2.44%               (3)
Ratio of Net Investment Income (Loss) to Average
      Daily Net Assets Prior to
      Expense Limitation........................       (1.70%)           2.00%               (3)
Portfolio Turnover Rate.........................          12%              12%               (3)
Average Commission Rate Paid(7).................          N/A              N/A              N/A

---------------

(1) The per share data are derived from International Equity Fund Institutional Class (formerly known as International Equity Fund (Institutional) class) which commenced operations on November 9, 1992. Ratios for the period November 9, 1992 through November 30, 1992 have been annualized and the total return reflects the performance of International Equity Fund A Class from December 1, 1991 to November 8, 1992 and the performance of International Equity Fund Institutional Class from November 9, 1992 to November 30, 1992.

(2) The per share data for International Equity Fund Institutional Class are derived from International Equity Fund A Class (formerly known as International Equity Fund class) and reflect the impact of Rule 12b-1 distribution expenses paid by International Equity Fund A Class. International Equity Fund Institutional Class shares are not subject to Rule 12b-1 distribution expenses and, beginning November 9, 1992, the per share data do not reflect the deduction of such expenses. Total return has been annualized for the period ended November 30, 1991.

(3) Date of initial public offering of International Equity Fund A Class. The ratios of expenses and net investment income to average daily net assets and portfolio turnover have been omitted as management believes such ratios for this relatively short period are not meaningful.

(4) Total return reflects the voluntary fee waiver described under Summary of Expenses and Management of the Fund.

(5) Does not reflect maximum front-end sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase.

(6) The years ended November 30, 1996 and 1997 net investment income per share information was based on the average share outstanding method.

(7) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(GLOB-IE-I)


INVESTMENT OBJECTIVE AND STRATEGY

SUITABILITY
           Investors considering an investment in International Equity Fund should have a long-term investment time frame.

           The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

           Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund is not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

           The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long- term growth potential from a portfolio of international securities.

                                      * * *


           Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Fund invests.

            An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
           The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts").

           The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are

(GLOB-IE-I)



overvalued or undervalued relative to the U.S. dollar. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

           While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.


           For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government, or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

           The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.


           The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund, and the Fund's policies concerning portfolio lending, borrowing and concentration are not "fundamental" may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

(GLOB-IE-I)


           The investment policies of the Fund not identified above as "fundamental" and may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.


           A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in Global Fund, Inc.'s Annual Report.

SPECIAL RISK CONSIDERATIONS
           Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

           Foreign Securities Risks. The Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

           In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


           Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

(GLOB-IE-I)


           Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

           Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external

(GLOB-IE-I)


debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

           As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

           Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

           It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


           For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

(GLOB-IE-I)


CLASSES OF SHARES

           The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are made at net asset value. There is no front-end or contingent deferred sales charge.

           Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

           Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of Delaware or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of Delaware or its affiliates and those having client relationships with Delaware Investment Advisers, a division of Delaware or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


Class A Shares, Class B Shares and Class C Shares
           In addition to offering International Equity Fund Institutional Class of shares, International Equity Fund also offers International Equity Fund A Class, International Equity Fund B Class and International Equity Fund C Class, which are described in a separate prospectus. Shares of such classes may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price of Class A Shares is 4.75% and is reduced on certain transactions of $100,000 or more. Class B Shares and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the back cover of this Prospectus.

(GLOB-IE-I)


HOW TO BUY SHARES

           The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.


Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
           You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, for the Fund and Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
           If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of each Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800- 828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
           You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
           The purchase price (net asset value) of the Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

(GLOB-IE-I)



           The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
           The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

           The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

(GLOB-IE-I)


REDEMPTION AND EXCHANGE

           Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

           Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

           All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

           The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will not honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


           Shares of the Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


           Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

(GLOB-IE-I)


           All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
           You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.


           For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.


           Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

           You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
           To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

           The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

           Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

(GLOB-IE-I)


Telephone Redemption-Check to Your Address of Record
           You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
           Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
           You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

(GLOB-IE-I)


DIVIDENDS AND DISTRIBUTIONS


           Global Funds, Inc. declares a dividend on the Fund to all shareholders of record of the Class of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption. The Fund will normally declare and make payments from net investment income on a quarterly basis. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


           The Class will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Global Funds, Inc.'s 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

           In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

(GLOB-IE-I)


TAXES

           The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


           On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

           The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


           The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

           Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of 1997
           The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

           Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

(GLOB-IE-I)


           Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the year declared.

           The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.

           The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.


           In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.

           Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

            Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

           See Accounting and Tax Issues in Part B for additional information on tax matters relating to the Fund and its shareholders.

(GLOB-IE-I)


CALCULATION OF NET ASSET VALUE PER SHARE

           The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

           The NAV per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of the Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.


           The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

           The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of the Fund will vary.

(GLOB-IE-I)


MANAGEMENT OF THE FUND

Directors
           The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.


Investment Manager
           Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware"). The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

           Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

           Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Global Funds, Inc., on behalf of International Equity Fund, and the Manager, was executed following shareholder approval.

           The Manager manages the Fund's investments and for its services, the Manager is paid an annual fee equal to 0.75% of the Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

           Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Class did not exceed 1.55% through November 30, 1996. This voluntary waiver has been extended through May 31, 1998. From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commission and extraordinary expenses) of the Class did not exceed 1.50%. Prior to June 1, 1994, a waiver and payment commitment was in place to ensure expenses of the Class did not exceed 0.95% (exclusive of taxes, interest brokerage commissions and extraordinary expenses).

(GLOB-IE-I)


           The investment management fees payable to Delaware International by the Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


           The investment management fees earned for the fiscal year ended November 30, 1997 were 0.75% of average daily net assets, and 0.74% was paid by International Equity Fund as a result of the voluntary waiver described above.

           Clive A. Gillmore and Nigel A. May have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Gillmore has been the senior portfolio manager for the Fund since its inception, and Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers Ltd. in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.

           In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members. Mr. Gillmore and Mr. May also regularly consult with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.

Portfolio Trading Practices
           The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.


           The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its respective accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
           From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total

(GLOB-IE-I)



return for one-, five- and ten-year, or life -of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.


           Because securities prices fluctuate, investment results of the Class will fluctuate over time. Past performance is not considered a guarantee of future results.

Statements and Confirmations
           You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
           Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

Distribution and Service
           The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares, under a Distribution Agreement with Global Funds, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.


           The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

           The directors of Global Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

Expenses
           The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for the Class was 1.40%. The ratio reflects the impact of the voluntary waiver and payment of fees noted above.


Shares
           Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, Global Bond Series, Global Assets

(GLOB-IE-I)


Series, Emerging Markets Series, International Small Cap Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The Fund will vote separately on any matter which affects only the Fund. Shares of the Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of the Fund.


          All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Institutional Class shares, International Equity Fund offers International Equity Fund A Class, International Equity Fund B Class and International Equity Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares.

(GLOB-IE-I)



OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

 Foreign Currency Transactions
          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with

(GLOB-IE-I)



its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities, below. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. In the event this percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.


Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.


Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by

(GLOB-IE-I)



the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.


Investment Company Securities
         Any investments that the Fund makes in closed-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies.


Repurchase Agreements
          The Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

(GLOB-IE-I)


         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 10% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

(GLOB-IE-I)


         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

                                      * * *


         Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

(GLOB-IE-I)


         For more information, call Delaware Group at 800-828-5052.









INVESTMENT MANAGER
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England   EC2V 6EE


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-----------------------------------------------------------------------


INTERNATIONAL EQUITY FUND
INSTITUTIONAL

-----------------------------------------------------------------------













P R O S P E C T U S

-----------------------------------------------------------------------



FEBRUARY 4, 1998







                                                               DELAWARE
                                                               GROUP
                                                               --------

                                                                PROSPECTUS
A CLASS SHARES                                                  FEBRUARY 4, 1998
B CLASS SHARES
C CLASS SHARES



      ---------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7565

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of the Global Equity Series ("Global Equity Fund" or the "Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.


         Global Equity Fund's investment objective is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global securities that provide the potential for capital appreciation and income.

         The Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers Global Equity Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Global Equity Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.



TABLE OF CONTENTS


Cover Page                                  How to Buy Shares
Synopsis                                    Redemption and Exchange
Summary of Expenses                         Dividends and Distributions
Financial Highlights                       Taxes
Investment Objective and Policies           Calculation of Offering Price and
         Suitability                                 Net Asset Value Per Share
         Investment Strategy                Management of the Fund
         Special Risk Considerations       Other Investment Policies and
The Delaware Difference                              Risk Considerations
         Plans and Services
Classes of Shares




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their income in at least three different countries, one of which may be the United States. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         2. The Fund may invest in the markets of certain emerging countries. These markets may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See Special Risk Considerations.

         3. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants directly or for their benefit in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent

     Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Management Company, Inc. ("Delaware" or the "Sub-Adviser") is the investment sub-adviser for the Fund and, in that capacity, provides investment advice relating to U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the Sub- Adviser and the fees payable under the Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of the Fund.


Sales Charges

         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
     Global Funds, Inc. is an open-end, registered management investment company. Global Equity Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares and Class C Shares follows:


                                                                       Class A          Class B          Class C
Shareholder Transaction Expenses                                       Shares           Shares           Shares
-------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price)........................................          4.75%             None            None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price).............................          None              None            None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds,  as applicable).........................          None*             4.00%*          1.00%*

Redemption Fees..............................................          None**            None**          None**


* Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Deferred Sales Charge Alternative - Class B Shares , Level Sales Charge Alternative - Class C Shares and Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares.

** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.



Annual Operating Expenses                                        Class A           Class B         Class C
(as a percentage of  average daily net assets)                   Shares            Shares          Shares
-------------------------------------------------------------------------------------------------------------------


Management Fees (after voluntary waivers).....................   0.00%             0.00%           0.00%


12b-1 Expenses (including service fees)
(after voluntary waivers).....................................   0.00%+/++         0.00%+/++       0.00%+/++


Other Operating Expenses
(after voluntary payments)....................................   0.80%++           0.80%++         0.80%++
                                                                 -----             -----           -----

    Total Operating Expenses
    (after voluntary waivers  and payments)...................   0.80%++           0.80%++         0.80%++
                                                                 =====             =====           =====



+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through June 30, 1998. In the absence of those waivers, 12b-1 Plan expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B Shares and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund.

++ Because the Fund did not commence operations until July 21, 1997, "Total Operating Expenses" and "Other Operating Expenses" each Class of the Fund are based on estimated amounts the Fund expects to pay during the current fiscal year . The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed , on an annualized basis, 0.80% of the average daily net assets of the Fund. The Manager's voluntary fee waivers and expense payments began upon the commencement of the public offering of the Classes and will extend through June 30, 1998. Absent the Manager's voluntary fee waiver and expense payments (and the Distributor's voluntary waiver of the 12b-1 Plan fees for each class) it is estimated that during the current fiscal year, the Total Operating Expenses, as a percentage of average daily net assets, would be 2.16%, 2.86% and 2.86%, respectively, for Class A Shares, Class B Shares and Class C Shares, reflecting management fees of 0.80%.



         For expense information about Global Equity Fund Institutional Class of shares, see the separate prospectus relating to that class.


         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security Number. See Delaware Group Asset Planner in Part B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager and of the 12b-1 Plan fees by the Distributor as discussed in this Prospectus.

                                 Assuming Redemption                 Assuming No Redemption
                             1 year          3 years               1 year           3 years
                             ------          -------               ------           -------
Class A Shares               $55(1)          $72                   $55              $72

Class B Shares(2)            $48             $56                   $8               $26

Class C Shares               $18             $26                   $8               $26


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions . See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Global Equity Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in Delaware Group Global & International Funds, Inc.'s Annual Report to shareholders. A copy of the Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.
--------------------------------------------------------------------------------

                                                    Global Equity Fund  A Class
                                                              Period
                                                            7/21/97(1)
                                                              through
                                                              11/30/97

Net Asset Value, Beginning of Period.....................     $8.500

Income From Investment Operations
Net Investment Income....................................      0.056(4)
Net Gain (Loss) on Securities
      (both realized and unrealized).....................     (0.326)
         Total From Investment Operations................     (0.270)

Less Dividends and Distributions
Dividends from Net Investment Income.....................       none
Distributions from Capital Gains.........................       none
         Total Dividends and Distributions...............       none

Net Asset Value, End of Period...........................     $8.230



Total Return.............................................      (3.18%)(2)



Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)................         $6
Ratio of Expenses to Average Daily Net Assets............       0.80%
Ratio of Expenses to Average Daily Net Assets
   Prior to Voluntary Waivers and Payments of Expenses
        by the Manager and Voluntary Waiver of 12b-1 Plan
   Expenses by the Distributor...........................       2.16%
Ratio of Net Investment Income to Daily Net Assets.......       1.86%

Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Voluntary Waivers and Payments of Expenses by
      the Manager and Voluntary Waiver of 12b-1 Plan
      Expenses by the Distributor........................       0.50%
Portfolio Turnover Rate..................................         25%

Average Commission Rate Paid (3).........................    $0.0260


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC or other CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Total return reflects the voluntary waivers and payments of expenses by the Manager and voluntary waiver of 12b-1 Plan expenses by the Distributor referenced under Summary of Expenses and Management of the Fund.

(3) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(4) The period ended November 30, 1997 net investment income per share information was based on the average share outstanding method.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY
         Investors considering an investment in Global Equity Fund should have a long-term investment time frame.

         The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

         Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund is not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager and Sub-Adviser will strive to achieve the Fund's objective.

         The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long-term growth potential from a portfolio of international securities.

                                      * * *


         Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the types of securities in which the Fund invests.

         Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

         The investment objective of Global Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Fund will invest in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company.

         The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that the Manager and Sub-Adviser believe offer the best relative value within the global investment universe. A dividend discount model will be employed to assess value across country boundaries. When using a dividend discount analysis to value individual equity markets, the Manager and Sub-Adviser will look at future anticipated dividends and discount the value of those dividends back to what they would be worth if they were being paid today. The Manager and Sub-Adviser will use this technique to attempt to compare the value of different investments.


         In a global portfolio, currency return is also an integral component of an investment's total return. The Manager will use a purchasing power parity approach to access the value of individual currencies. Purchasing power parity attempts to identify the amounts of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.


         Simultaneous with identifying the most attractive equity markets and currencies, the Manager will attempt to purchase undervalued securities. Individual equity securities around the world will be selected on the basis of an analysis of the issuing company's operations, financial statements and each company's current valuation. In the selection process, the Manager and Sub-Adviser will place special emphasis on present dividend yield and expectations for dividend growth.

         The Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.

         The Fund may also seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), Aa or better by Moody's Investors Service, Inc. ("Moody's"), or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities under Other Investment Policies and Risk Considerations. The Fund may invest up to 15% of the value of its net assets in illiquid securities which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books. In the event this percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

                                      * * *

         The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund, and the Fund's policies concerning portfolio lending, borrowing and concentration may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The remaining investment policies of the Fund not identified above are not fundamental and may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.


         Foreign Securities Risk. The Fund has the right to purchase securities in any developed, underdeveloped, or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets Securities Risk. Compared to the United States and other developed countries, in addition to the risks described above, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investments in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.


         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.


         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

                                      * * *

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
         Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
         800-523-1918
         Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
   800-362-FUND
   (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information. Total return information may also be included in advertisements and information given to shareholders.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information

         Each year, Global Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions, if any, are automatically reinvested in your account. You may, however, elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Retirement Planning
         An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800- 523-1918 for more information.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and, Redemption and Exchange.

Wealth Builder Option

         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.


         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a CDSC if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a CDSC if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.



         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                                Global Equity Fund A Class
-------------------------------------------------------------------------------------------------------------------


                                                                                                  Dealer's
                   Front-End Sales Charge as % ofCommission***
                                                     Offering              Amount                  as % of
         Amount of Purchase                            Price              Invested**           Offering Price
--------------------------------------------------------------------------------------------------------------------------



Less than $100,000                                     4.75%                4.98%                   4.00%

$100,000 but under $250,000                            3.75                 3.89                    3.00

$250,000 but under $500,000                            2.50                 2.55                    2.00

$500,000 but under $1,000,000*                         2.00                 2.07                    1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1%
         Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of Class A Shares as of the end of Global Funds, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------


         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                            Dealer's Commission
                                                            (as a percentage of
          Amount of Purchase                                  amount purchased)

          Up to $2 million                                          1.00%
          Next $1 million up to $3 million                          0.75
          Next $2 million up to $5 million                          0.50
          Amount over $5 million                                    0.25


         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -Class A Shares, above.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value

         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemption of Class A Shares Purchased at Net Asset Value under Redemptions and Exchange.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.



Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares Class B
         Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:

                                                        Contingent Deferred
                                                         Sales Charge (as a
                                                            Percentage of
                                                            Dollar Amount
          Year After Purchase Made                       Subject to Charge)
          ------------------------                       -------------------
                     0-2                                         4%
                     3-4                                         3%
                     5                                           2%
                     6                                           1%
                     7 and thereafter                            None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


         Subject to pending amendments to the NASD's Conduct Rules , in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the

NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


Global Equity Fund Institutional Class

         In addition to offering Class A Shares, Class B Shares and Class C Shares, the Fund also offers Global Equity Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Global Equity Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Global Equity Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on page 1 of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Global Equity Fund A Class, Global Equity Fund B Class or Global Equity Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Global Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Global Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Global Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or, 403(b)(7) or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) invested in your Fund account or invested in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.




Purchase Price and Effective Date

         The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

        The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary- type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; and (vii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under

Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on to all shareholders of record of each Class of the Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Global Equity Fund will normally declare and make payments from net investment income on an annual basis. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value. See The Delaware Difference for more information on reinvestment options.

         In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, when a 12b-1 Plan fee waiver is not in effect, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

TAXES


         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of 1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by a Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.

         Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.


         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Global Equity Fund Institutional Class will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans, and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.

Investment Manager and Sub-Adviser

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware" or the "Sub-Adviser") which manages the U.S. securities portion of the Fund. The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and the Sub-Adviser are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Under the Investment Management Agreement between the Manager and Global Funds, Inc. on behalf of Global Equity Fund, the Manager is entitled to an annual fee equal to 0.80% of the Fund's average daily net assets. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         As noted below, the Distributor has temporarily elected to voluntarily waive its right to receive 12b-1 fees from the Fund. Delaware International has also elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Equity Fund and to pay expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses and 12b-1 Plan expenses) of Class A Shares, Class B Shares and Class C Shares do not exceed 0.80% through June 30, 1998.

         Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of Global Equity Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 50% of the fee paid to the Manager under the terms of the Investment Management Agreement.

         Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for the Fund and has had such responsibility since its inception. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware in the Spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder.


                                      -41

Robert L.Arnold, Vice President/Portfolio Manager for the Fund, has responsibility for making investment decisions for the U.S. equity portion of Global Equity Fund and has had such responsibility for the Fund since its inception. Prior to this at the Delaware Group, he was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Group in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.

         The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or the Sub-Adviser or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information

         From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Global Funds, Inc. dated as of July 21, 1997.

         Global Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Global Funds, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through June 30, 1998.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that distribution expenses will likely equal or exceed payments under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Global Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to shares of Global Equity Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Global Equity Fund Institutional Class.


         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH. The directors of Global Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent.

Expenses

         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreements. The Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, Global Bond Series, Global Assets Series, Emerging Markets Series, International Trend Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, Global Equity Fund offers Global Equity Fund Institutional Class. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of Global Equity Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

         Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund, and as of December 31, 1997, the Trust holds 99% of the outstanding shares of the Fund. Subject to certain limited exceptions, there is no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS





Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Depositary Receipts
         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose for the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.


                                      * * *

         Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax- exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.




INVESTMENT MANAGER
Delaware International Advisers Ltd.
 Third Floor
 80 Cheapside
London, England   EC2V 6EE


SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTORS
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

------------------------------------------------------------------------------


GLOBAL EQUITY FUND

------------------------------------------------------------------------------


A CLASS
------------------------------------------------------------------------------


B CLASS
------------------------------------------------------------------------------


C CLASS
------------------------------------------------------------------------------












PROSPECTUS

------------------------------------------------------------------------------



FEBRUARY 4, 1998




















                                                                   DELAWARE
                                                                   GROUP
                                                                   --------

GLOBAL EQUITY FUND INSTITUTIONAL                                      PROSPECTUS
                                                                FEBRUARY 4, 1998



            ---------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
                     Global Equity Fund Institutional Class
                          call Delaware at 800-828-5052


         This Prospectus describes shares of the Global Equity Series (the "Fund" or "Global Equity Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.

         Global Equity Fund's investment objective is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global securities that provide the potential for capital appreciation and income. See Investment Objective and Strategy.


         The Fund offers Global Equity Fund Institutional Class of shares (the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone number. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.


         The Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for those classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS


Cover Page                             How to Buy Shares
Synopsis                               Redemption and Exchange
Summary of Expenses                    Dividends and Distributions
Financial Highlights                   Taxes
Investment Objective and Strategy      Calculation of Net Asset Value Per Share
     Suitability                       Management of the Fund
     Investment Strategy               Other Investment Policies and
     Special Risk Considerations                    Risk Considerations
Classes of Shares


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund is a global fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their income in at least three different countries, one of which may be the United States. For further details, see Investment Objective and Strategy and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations and Other Investment Policies and Risk Considerations.


         2. The Fund may invest in the markets of certain emerging countries. These markets may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See Special Risk Considerations.

         3. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants directly or for their benefit in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware Management Company, Inc. ("Delaware" or the "Sub-Adviser") is the investment sub-adviser for the Fund and, in that capacity, provides investment advice relating to U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company,

Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group.

         See Summary of Expenses and Management of the Fund for further information regarding the Manager and the Sub-Adviser and the fees payable under the Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of the Fund.

Purchase Price

         Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 Distribution Plan. See Classes of Shares.


Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company and Global Equity Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

                                                                                       Global Equity Fund
Shareholder Transaction Expenses                                                       Institutional Class
-------------------------------------------------------------------------------------------------------------------


Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)............................................              None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)............................................              None

Exchange Fees..................................................................              None*

* Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


Annual Operating Expenses                                                              Global Equity Fund
(as a percentage of average daily net assets)                                          Institutional Class
-------------------------------------------------------------------------------------------------------------------


Management Fees (after voluntary waivers)......................................              0.00%**

12b-1 Plan Expenses............................................................              None

Other Operating Expenses (after voluntary payments)............................               0.80%**
                                                                                              -----

     Total Operating Expenses
     (after voluntary waivers and payments)....................................              0.80%**
                                                                                             =====


-----------------

** Because the Fund did not commence operations until July 21, 1997, "Other Operating Expenses" and "Total Operating Expenses" for the Class are based on estimated amounts the Fund expects to pay during the current fiscal year. Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) do not exceed , on an annualized basis, 0.80% of the average daily net assets of the Fund. The Manager's voluntary fee waiver and expense payment began upon the commencement of the public offering of the Class and will extend through June 30, 1998. Absent the Manager's voluntary fee waiver and expense payments, it is estimated that during the current fiscal year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.86%, reflecting Management Fees of 0.80%.

         For expense information about the Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. Global Funds, Inc. charges no redemption fees. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus.


                                                1 year            3 years
                                                ------            -------
         Global Equity
         Fund Institutional Class                 $8               $26

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Global Equity Fund of Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in Delaware Group Global Funds, Inc.'s Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Delaware Group Global & International Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------

                     Global Equity Fund Institutional Class
                                                               Period
                                                              7/21/97(1)
                                                              through
                                                             11/30/97

Net Asset Value, Beginning of Period.....................      $8.500

Income From Investment Operations
Net Investment Income....................................       0.056(4)
Net Gain (Loss) on Securities
      (both realized and unrealized).....................      (0.326)
         Total From Investment Operations................      (0.270)

Less Dividends and Distributions
Dividends from Net Investment Income.....................      none
Distributions from Capital Gains.........................      none
         Total Dividends and Distributions...............      none

Net Asset Value, End of Period...........................      $8.230



Total Return.............................................       (3.18%)(2)



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)................      $2,903
Ratio of Expenses to Average Daily Net Assets............        0.80%
Ratio of Expenses to Average Daily Net Assets
      Prior to Voluntary Waivers and Payments
      of Expenses by the Manager.........................        1.86%
Ratio of Net Investment Income to Average
      Daily Net Assets...................................        1.86%
Ratio of Net Investment Income to Average Daily Net Assets
      Prior to Voluntary Waivers and Payments
      of Expenses by the Manager.........................        0.80%
Portfolio Turnover Rate..................................          25%
Average Commission Rate Paid (3).........................     $0.0260


----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return reflects the voluntary waivers and payments of expenses by the Manager referenced under Summary of Expenses and Management of the Fund.
(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.
(4) The period ended November 30, 1997 net investment income per share information was based on the average share outstanding method.

INVESTMENT OBJECTIVE AND STRATEGY

SUITABILITY
         Investors considering an investment in Global Equity Fund should have a long-term investment time frame.

         The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

         Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund is not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager and Sub-Adviser will strive to achieve the Fund's objective.

         The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long-term growth potential from a portfolio of international securities.


                                      * * *

         Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the types of securities in which the Fund invests.

         An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

         The investment objective of Global Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Fund will invest in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company.

         The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that the Manager and Sub-Adviser believe offer the best relative value within the global investment universe. A dividend discount model will be employed to assess value across country boundaries.

When using a dividend discount analysis to value individual equity markets, the Manager and Sub-Adviser will look at future anticipated dividends and discount the value of those dividends back to what they would be worth if they were being paid today. The Manager and Sub-Adviser will use this technique to attempt to compare the value of different investments.


         In a global portfolio, currency return is also an integral component of an investment's total return. The Manager will use a purchasing power parity approach to access the value of individual currencies. Purchasing power parity attempts to identify the amounts of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.


         Simultaneous with identifying the most attractive equity markets and currencies, the Manager will attempt to purchase undervalued securities. Individual equity securities around the world will be selected on the basis of an analysis of the issuing company's operations, financial statements and each company's current valuation. In the selection process, the Manager and Sub-Adviser will place special emphasis on present dividend yield and expectations for dividend growth.

         The Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.

           The Fund may also seek to achieve growth through investment in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), Aa or better by Moody's Investors Service, Inc. ("Moody's") or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities under Other Investment Policies and Risk Considerations. The Fund may invest up to 15% of the value of its net assets in illiquid securities which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books. In the event this percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

                                 *      *      *

         The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund, and the Fund's policies concerning portfolio lending, borrowing and concentration may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The remaining investment policies of the Fund not identified above are not fundamental and may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

         Foreign Securities Risk. The Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.


         Emerging Markets Securities Risk. Compared to the United States and other developed countries, in addition to the risks described above, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investments in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


                                      * * *

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are made at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of Delaware or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of Delaware or its affiliates and those having client relationships with Delaware Investment Advisers, a division of Delaware or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Class A Shares, Class B Shares and Class C Shares
         In addition to offering Global Equity Fund Institutional Class of shares, Global Equity Fund also offers: Global Equity Fund A Class, Global Equity Fund B Class and Global Equity Fund C Class, which are described in a separate prospectus. Shares of such classes may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price of Class A Shares is 4.75% and is reduced on certain transactions of $100,000 or more. Class B Shares and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail

1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the Fund and Class , to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the Fund and Class , to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) of the Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund , its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will not honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on the Fund to all shareholders of record of the Class at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Global Equity Fund will normally declare and make payments from net investment income on an annual basis. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         The Class will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Global Funds, Inc.'s 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

TAXES

         The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


         Each year, Global Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The NAV per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.

         Investment Manager and Sub-Adviser Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware" or the "Sub-Adviser") which manages the U.S. securities portion of the Fund. The Manager has offices located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.


         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and the Sub-Adviser are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Under the Investment Management Agreement between the Manager and Global Funds, Inc. on behalf of Global Equity Fund, the Manager is entitled to an annual fee equal to 0.80% of the Fund's average daily net assets. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Equity Fund and to pay expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Class do not exceed 0.80% through June 30, 1998.


         Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of Global Equity Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 50% of the fee paid to the Manager under the terms of the Investment Management Agreement.


         Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for the Fund and has had such responsibility since its inception. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware in the Spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder. Robert L. Arnold, Vice President/Portfolio Manager for the Fund, has responsibility for making investment decisions for the U.S. equity portion of Global Equity Fund and has had such responsibility for the Fund since its inception. Prior to this at the Delaware Group, he was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Group in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.


Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.

         The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or the Sub-Adviser or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund, periods, as applicable. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.


         Because securities prices fluctuate, investment results of the Class will fluctuate over time. Past performance is not considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Global Funds, Inc. dated as of July 21, 1997.


         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The directors of Global Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.


Expenses

         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, Global Bond Series, Global Assets Series, Emerging Markets Series, International Small Cap Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The Fund will vote separately on any matter which affects only that Fund. Shares of the Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of the Fund.


         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Institutional Class shares, Global Equity Fund offers Global Equity Fund A Class, Global Equity Fund B Class and Global Equity Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the

Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares.

         Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund, and, as of December 31, 1997, the Trust holds 99% of the outstanding shares of the Fund. Subject to certain limited exceptions, there is no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS






Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.


Depositary Receipts
         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs, involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose for the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.


                                      * * *

         Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

         For more information, call Delaware Group at 800-828-5052.



INVESTMENT MANAGER
Delaware International Advisers Ltd.

Third Floor
80 Cheapside
London, England EC2V 6EE


SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------

GLOBAL EQUITY FUND INSTITUTIONAL

--------------------------------------------------------------------------------













PROSPECTUS

--------------------------------------------------------------------------------



 FEBRUARY 4, 1998





















                                                         DELAWARE
                                                         GROUP
                                                         --------

INTERNATIONAL SMALL CAP FUND                                         PROSPECTUS
                                                               FEBRUARY 4, 1998
A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


              ----------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of the International Small Cap Series (the "Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.


         The Fund's investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies, which may include companies located or operating in established or emerging countries. See Investment Objective and Strategies.


         The Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes").


         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements will appear in the Annual Report of Global Funds, Inc. and will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc's registration statement, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for the Fund's Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.


TABLE OF CONTENTS


Cover Page                             How to Buy Shares
Synopsis                               Redemption and Exchange
Summary of Expenses                    Dividends and Distributions
Investment Objective and Strategies    Taxes
     Suitability                       Calculation of Offering Price and Net
     Investment Strategy                    Asset Value Per Share
     Special Risk Considerations       Management of the Fund
The Delaware Difference                Other Investment Policies and Risk
         Plans and Services            Considerations
Classes of Shares                      Appendix A--Ratings

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         The investment objective of the Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies, which may include companies located or operating in established or emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase). For further details, see Investment Objective and Strategies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks and Other Investment Policies and Risk Considerations.


          2. The prices of equity securities, especially those of the smaller non-U.S. companies in which the Fund will primarily invest, tend to fluctuate, particularly in the shorter term. Investors in the Fund should be willing to accept the risks associated with emerging and growth-oriented companies, some of the securities of which may be speculative and subject the Fund to additional investment risk. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

           3. The Fund may invest a portion of its assets in the markets of certain emerging countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. See Special Risk Considerations-Emerging Markets Securities Risks.

         4. The Fund may invest up to 15% of its assets, in high yield, high risk foreign fixed-income securities, including Brady Bonds. Consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Investment Objective and Strategies.

         5. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants or on its behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.


         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

 Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


Redemption and Exchange
         Class A Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.


         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company. The Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                                       Class A          Class B          Class C
Shareholder Transaction Expenses                                       Shares            Shares           Shares
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)...........................................          4.75%             None            None

Maximum Sales Charge Imposed on
Reinvested Dividends (as a
percentage of offering price)................................          None              None            None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds,  as applicable).........................          None*             4.00%*          1.00%*

Redemption Fees..............................................          None**            None**          None**


*Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; and Deferred Sales Charge Alternative
- Class B Shares , Level Sales Charge Alternative - Class C Shares and Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


Annual Operating Expenses                                       Class A           Class B         Class C
(as a percentage of  average daily net assets)                  Shares            Shares          Shares
-------------------------------------------------------------------------------------------------------------------



Management Fees (after voluntary waivers).....................    0.00%++         0.00%++         0.00%++

12b-1  Expenses (including service fees)
(after voluntary waivers).....................................    0.00%+/++       0.00%+/++       0.00%+/++

Other Operating Expenses
(after voluntary payments)....................................    1.25%++         1.25%++         1.25%++

     Total Operating Expenses
     (after voluntary waivers and payments)...................    1.25%++         1.25%++         1.25%++

+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1998. In the absence of those waivers, 12b-1 Plan expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B Shares and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund.

++ Because the Fund did not commence operations until December 19, 1997, "Total Operating Expenses" and "Other Operating Expenses" for each Class of the Fund are based on estimated amounts the Fund expects to pay during the current fiscal year . The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's Total Operating Expenses (exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed , on an annualized basis, 1.25% of the average daily net assets of the Fund. The Manager's voluntary fee waivers and expense payments began at the commencement of the public offering of the Classes and will extend through May 31, 1998. Absent the Manager's voluntary fee waiver and expense payments (and the Distributor's voluntary waiver of the 12b-1 Plan fees for each class, it is estimated that during the current fiscal year, the Total Operating Expenses, as a percentage of average daily net assets, would be 3.17%, 3.87% and 3.87%, respectively, for Class A Shares, Class B Shares and Class C Shares, reflecting "Management Fees" of 1.25%.

         For expense information about the Fund's Institutional Class of shares, see the separate prospectus relating to that class.


         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security Number. See Part B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager and of the 12b-1 Plan fees by the Distributor as discussed in this Prospectus.

                               Assuming Redemption                        Assuming No Redemption
                             1 year          3 years                     1 year           3 years
                             ------          -------                     ------           -------

Class A Shares               $60(1)          $85                         $60              $85

Class B Shares(2)            $53             $70                         $13              $40

Class C Shares               $23             $40                         $13              $40


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions . See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

INVESTMENT OBJECTIVE AND STRATEGIES

SUITABILITY
         Investors considering Fund should have a long-term investment time frame.

         The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

         Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

         The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for long-term growth potential from a portfolio of international securities. The Fund will invest primarily in equity securities of small non-U.S. companies in established or emerging countries. Investors should be willing to accept the risks associated with foreign investing as well as with investments in growth-oriented or emerging issuers, some of which may be speculative and subject the Fund to additional investment risk.

                                    *     *     *


         Ownership of shares of the Fund can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Fund invests.

          An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
         The investment objective of the Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).


         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the Manager, are responsive to changes within their markets, and have the fundamental characteristics to support growth. The Manager will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, the Manager will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. The Manager may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Special Risk Considerations - Small Company Investment Risks.


         While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, New Zealand, Hong Kong , Singapore and Malaysia as well as Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Korea, Peru, the Philippines, South Africa, Taiwan , Thailand and Turkey. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.


         In selecting investments for the Fund, the Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The Manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

         The Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.


         The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in Brady Bonds. See High Yield, High Risk Securities and Special Risk Considerations. As of December 31, 1997, the Fund did not hold any of such lower rated fixed income securities.

         For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities under Other Investment Policies and Risk Considerations. The Fund may invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books. In the event the Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.


High Yield, High Risk Securities
         The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium- and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

                              *     *     *

         The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund, and the Fund's policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of
a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The investment policies of the Fund not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

         Foreign Securities Risks. The Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United
States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         Among the foreign government and government related issuers in which the Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which the Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

         Small Company Investment Risks. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. The securities of companies with smaller revenues and capitalizations in which the Fund may invest may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks than securities of larger, more established companies. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks.

         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality. See Investment Objectives and Strategies and High Yield, High Risk Securities. The Fund will not purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Manager. See Appendix A - Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

                                      * * *


         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
               Fund Information; Literature; Price; Yield and Performance
               Figures

Shareholder Service Center
         800-523-1918
               Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
         800-362-FUND
         (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.


Dividend Payments
         Dividends, capital gains and other distributions , if any, are automatically reinvested in your account. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Statements and Confirmations

         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Global Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

Retirement Planning
         An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call the Delaware Group at 800-523-1918 for more information.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Fund

         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.


          Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.


         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, and on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.


         The NASD has adopted certain rules relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                      International Small Cap Fund A Class
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Dealer's
                                           Front-End Sales               Front-End Sales             Commission***
                                           Charge as % of                Charge as % of               as % of
                                              Offering                      Amount                    Offering
Amount of Purchase                              Price                      Invested**                   Price
-------------------------------------------------------------------------------------------------------------------
Less than  $100,000                             4.75%                      4.94%                        4.00%
$100,000 but under  $250,000                    3.75                       3.88%                        3.00
$250,000 but under  $500,000                    2.50                       2.59%                        2.00
$500,000 but under  $1,000,000*                 2.00                       2.00%                        1.60
-------------------------------------------------------------------------------------------------------------------


* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

** Based on the initial net asset value of $8.50 per share of International Small Cap Fund A Class.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                             Dealer's Commission
                                                             (as a percentage of
                  Amount of Purchase                         amount purchased)
                  ------------------                         -----------------

                  Up to $2 million                                1.00%
                  Next $1 million up to $3 million                0.75
                  Next $2 million up to $5 million                0.50
                  Amount over $5 million                          0.25


         For accounts with assets over $1,000,000, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members. It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares.

Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.


         For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class
C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:


                                                  Contingent Deferred
                                                  Sales Charge (as a
                                                  Percentage of
                                                  Dollar Amount
                  Year After Purchase Made        Subject to Charge)
                  ------------------------        ------------------

                           0-2                             4%
                           3-4                             3%
                           5                               2%
                           6                               1%
                           7 and thereafter                None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


International Small Cap Fund Institutional Class
         In addition to offering Class A Shares, Class B Shares and Class C Shares, the Fund also offers the International Small Cap Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. International Small Cap Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes International Small Cap Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on page 1 of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to International Small Cap Fund A Class, International Small Cap Fund B Class or International Small Cap Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Global Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:


1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Global Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                               *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Global Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) reinvested in your Fund account or invested in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of

Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
         The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.


         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred Compensation Plan or due to death, disability, or attainment of age

59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and
(viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).


Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on the Fund to all shareholders of record of the Classes of the Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.


          The Fund will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of the Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


         In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.


         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, when a 12b-1 Plan fee waiver is not in effect, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value. See The Delaware Difference for more information on reinvestment options.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the
 Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.


         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.


         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.


         Each year, Global Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.


         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that International Small Cap Fund Institutional Class will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans, and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses, if any, payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.


Investment Manager
         The Manager furnishes investment management services to the Fund. The Manager has offices located at 80 Cheapside, Third Floor, London, England EC2V 6EE.

         Delaware Management Company, Inc. ("Delaware") and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $16,181,491,000) and investment company (approximately $23,274,532,000) accounts.

         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). The Manager is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. The Manager has entered into an Investment Management Agreement with Global Funds, Inc. on behalf of the Fund.

         The Manager manages the Fund's investments and for its services, the Manager is entitled to an annual fee equal to 1.25% of the average daily net assets of the Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         As noted below, the Distributor has temporarily elected to voluntarily waive its right to receive 12b-1 fees from the Fund. The Manager has also elected voluntarily to waive that portion, if any, of the annual management fees payable by International Small Cap Fund and to pay expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses and 12b-1 expenses) of Class A Shares, Class B Shares and Class C Shares do not exceed 1.25% through May 31, 1998.


         The investment management fees paid to the Manager, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Clive A. Gillmore and Timothy W. Sanderson have primary responsibility for making day-to-day investment decisions for the Fund and have co-managed the Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program. A graduate of University College, Oxford, Mr. Sanderson began his investment career in 1979 with Hill Samuel Investment Management Group. Prior to joining Delaware International in 1990 as Senior Portfolio Manager and Director, he was an analyst and senior portfolio manager for Hill Samuel where, since 1987, he had responsibility for Pacific Basin research and the management of international institutional portfolios. Mr. Sanderson was appointed Chief Investment Officer - Equities of Delaware International in 1998.


         In making investment decisions for the Fund, Mr. Gillmore and Mr. Sanderson regularly consult with Fiona A. Barwick. Ms. Barwick, a portfolio manager, joined the Delaware Group in 1993 to cover the Pacific Basin markets. Prior to this, she spent three years at Touche Remnant & Co. in London as an assistant portfolio manager and research analyst. She is a graduate of University College, London.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.


         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.


         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with Global Funds, Inc. dated July 21, 1997.

         Global Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Global Funds, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1998.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.


         While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that distribution expenses will likely equal or exceed payments under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Global Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to shares of International Small Cap Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of International Small Cap Fund Institutional Class.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.


         The directors of Global Funds, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, International Small Cap Series, Global Bond Series, Global Assets Series, Emerging Markets Series and Global Equity Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that fund.


          All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         International Small Cap Fund also offers International Small Cap Fund Institutional Class of shares, as well as Class A Shares, Class B Shares and Class C Shares. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other Classes of the Fund, except that shares of International Small Cap Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B

Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

          Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund, and, as of December 31, 1997, the Trust holds 99% of the outstanding shares of the Fund. Subject to certain limited exceptions, there is no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the

Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.


Depositary Receipts
         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs, involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies. Repurchase Agreements
         The Fund also may use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.



                                      -54
-

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

APPENDIX A--RATINGS

General Rating Information

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England  EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

--------------------------------------------------------------------------------


INTERNATIONAL SMALL CAP FUND

--------------------------------------------------------------------------------


A CLASS
B CLASS
C CLASS
--------------------------------------------------------------------------------
















P R O S P E C T U S

--------------------------------------------------------------------------------



FEBRUARY 4, 1998

















                                    DELAWARE
                                    GROUP
                                    --------

INTERNATIONAL                                                         PROSPECTUS
SMALL CAP FUND INSTITUTIONAL                                    FEBRUARY 4, 1998



              ----------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For more information about International Small Cap Fund
                               Institutional Class
                       call Delaware Group at 800-828-5052


         This Prospectus describes shares of the International Small Cap Series (the "Fund") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a professionally-managed mutual fund of the series type.

         The Fund's investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies, which may include companies located or operating in established or emerging countries. See Investment Objective and Strategies.


         The Fund offers an Institutional Class of shares (the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated February 4, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements will appear in the Annual Report of Global Funds, Inc. and will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material included by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.


         The Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS


Cover Page                             Redemption and Exchange
Synopsis                               Dividends and Distributions
Summary of Expenses                    Taxes
Investment Objective and Strategies    Calculation of Net Asset Value Per Share
         Suitability                   Management of the Fund
         Investment Strategy           Other Investment Policies and Risk
         Special Risk Considerations            Considerations
Classes of Shares                      Appendix A -- Ratings
How to Buy Shares



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective

         The investment objective of the Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies, which may include companies located or operating in established or emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase). For further details, see Investment Objective and Strategies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks and Other Investment Policies and Risk Considerations.


         2. The prices of equity securities, especially those of the smaller non-U.S. companies in which the Fund will primarily invest, tend to fluctuate, particularly in the shorter term. Investors in the Fund should be willing to accept the risks associated with emerging and growth-oriented companies, some of the securities of which may be speculative and subject the Fund to additional investment risk. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         3. The Fund may invest a portion of its assets in the markets of certain emerging countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. See Special Risk Considerations-Emerging Markets Securities Risks.

         4. The Fund may invest up to 15% of its assets, in high yield, high risk foreign fixed-income securities, including Brady Bonds. Consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Investment Objective and Strategies.


         5. The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Fund will maintain certain collateral in special accounts established with futures commission merchants or on its behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.


Investment Manager, Sub-Adviser, Distributor and Service Agent

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Fund, subject to the supervision of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company

         Global Funds, Inc. is an open-end, registered management investment company. The Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

                                                                                         International
                                                                                         Small Cap Fund
Shareholder Transaction Expenses                                                       Institutional Class
-------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)............................................              None

Maximum Sales Charge Imposed on
Reinvested Dividends (as a percentage
of offering price).............................................................              None

Exchange Fees..................................................................              None*

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


Annual Operating Expenses                                                                International
(as a percentage of                                                                      Small Cap Fund
average daily net assets)                                                              Institutional Class
-------------------------------------------------------------------------------------------------------------------


Management Fees
(after voluntary waivers)......................................................              0.00%**

12b-1 Plan Expenses............................................................              None

Other Operating Expenses
(after voluntary payments).....................................................              1.25%**
                                                                                             -----

     Total Operating Expenses
     (after voluntary waivers
      and payments)............................................................              1.25%**
                                                                                             =====


**Because the Fund did not commence operations until December 19, 1997, "Other Operating Expenses" and "Total Operating Expenses" for the Class are based on estimated amounts the Fund expects to pay during the current fiscal year . Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed , on an annualized basis, 1.25% of the average daily net assets of the Fund. The Manager's voluntary fee waiver and expense payments began upon the commencement of the public offering of the Class and will extend through May 31, 1998. Absent the Manager's voluntary fee waiver and expense payments, it is estimated that during the current fiscal year, the Total Operating Expenses, as a percentage of average daily net assets, would be 2.87%, reflecting "Management Fees" of 1.25%.


         For expense information about the Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund does not charge a redemption fee. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus.


                                                         1 year        3 years
                                                         ------        -------
International Small Cap Institutional Class              $13           $40

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

INVESTMENT OBJECTIVE AND STRATEGIES

SUITABILITY
         Investors considering Fund should have a long-term investment time frame.

         The Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Fund's shares may decline.

         Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Fund are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

         The Fund may be suitable for investors with a long-term investment horizon (of at least three years) who are looking for long-term growth potential from a portfolio of international securities. The Fund will invest primarily in equity securities of small non-U.S. companies in established or emerging countries. Investors should be willing to accept the risks associated with foreign investing as well as with investments in growth-oriented or emerging issuers, some of which may be speculative and subject the Fund to additional investment risk.

                             *     *     *


         Ownership of shares of the Fund can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Fund invests.

         An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
         The investment objective of the Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).


         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the Manager, are responsive to changes within their markets, and have the fundamental characteristics to support growth. The Manager will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, the Manager will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. The Manager may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Special Risk Considerations - Small Company Investment Risks.


         While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong , Singapore and Malaysia as well as Indonesia, Korea, the Philippines, Taiwan and Thailand. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.


         In selecting investments for the Fund, the Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The Manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

         The Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

         The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in Brady Bonds. See High Yield, High Risk Securities and Special Risk Considerations.


         For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Fund. See Rule 144A Securities under Other Investment Policies and Risk Considerations. The Fund may invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on the Fund's books. In the event the Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

         High Yield, High Risk Securities The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium- and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

                               *     *     *

         The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the Fund will operate as a diversified fund. The Fund will not concentrate its investments in any particular industry, which means that the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund's investment objective, Global Funds, Inc.'s designation as an open-end investment company, the Fund's designation as a diversified fund, and the Fund's policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of
a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The investment policies of the Fund not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained.

         Foreign Securities Risks. The Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         Among the foreign government and government related issuers in which the Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which the Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

         Small Company Investment Risks. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. The securities of companies with smaller revenues and capitalizations in which the Fund may invest may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks than securities of larger, more established companies. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks.

         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


         The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality. See Investment Objectives and Strategies and High Yield, High Risk Securities. The Fund will not purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Manager. See Appendix A - Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

                                      * * *

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

International Small Cap Fund A Class, International Small Cap Fund B Class and International Small Cap Fund C Class

         In addition to offering International Small Cap Fund Institutional Class, the Fund also offers International Small Cap Fund A Class, International Small Cap Fund B Class and International Small Cap Fund C Class, which are described in a separate prospectus. Shares of International Small Cap Fund A Class, International Small Cap Fund B Class and International Small Cap Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on page 1 of this Prospectus.

HOW TO BUY SHARES

         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to International Small Cap Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to International Small Cap Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to International Small Cap Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828- 5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of International Small Cap Fund B Class and International Small Cap Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend to all shareholders of record of the Class of the Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         The Fund will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of the Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         In addition to the dividends from net investment income and distributions from realized securities profits that the Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Global Funds, Inc.'s 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997

         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund any other fund in the Delaware Group.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.


         Each year, Global Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The NAV per share is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.


Investment Manager

         The Manager furnishes investment management services to the Fund. The Manager has offices located at 80 Cheapside, Third Floor, London, England EC2V 6EE.


         Delaware Management Company, Inc. ("Delaware") and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). The Manager is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. The Manager has entered into an Investment Management Agreement with Global Funds, Inc. on behalf of the Fund.

         The Manager manages the Fund's investments and for its services, the Manager is entitled to an annual fee equal to 1.25% of the average daily net assets of the Fund. The directors of Global Funds, Inc. annually review the fees paid to the Manager.


         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the and to pay expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of Class A Shares, Class B Shares and Class C Shares do not exceed 1.25% through May 31, 1998.

         The investment management fees paid to the Manager, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


         Clive A. Gillmore and Timothy W. Sanderson have primary responsibility for making day-to-day investment decisions for the Fund and have co-managed the Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program. A graduate of University College, Oxford, Mr. Sanderson began his investment career in 1979 with Hill Samuel Investment Management Group. Prior to joining Delaware International in 1990 as Senior Portfolio Manager and Director, he was an analyst and senior portfolio manager for Hill Samuel where, since 1987, he had responsibility for Pacific Basin research and the management of international institutional portfolios. Mr. Sanderson was appointed Chief Investment Officer - Equities of Delaware International in 1998.

         In making investment decisions for the Fund, Mr. Gillmore and Mr. Sanderson regularly consult with Fiona A. Barwick. Ms. Barwick, a portfolio manager, joined the Delaware Group in 1993 to cover the Pacific Basin markets. Prior to this, she spent three years at Touche Remnant & Co. in London as an assistant portfolio manager and research analyst. She is a graduate of University College, London.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, it is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.


         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or their advisory clients. These services may be used by the Manager in servicing any of their its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.


         Because securities prices fluctuate, investment results of the Class will fluctuate over time. Past performance is not considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

Distribution and Service

         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with Global Funds, Inc. dated as of December 19, 1997.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The directors of Global Funds, Inc. annually review the fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.


Expenses

         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers six series of shares - International Equity Series, International Small Cap Series, Global Bond Series, Global Assets Series, Emerging Markets Series and Global Equity Series.

Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that fund.


         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Institutional Class shares, the Fund also offers International Small Cap Fund A Class, International Small Cap Fund B Class and International Small Cap Fund C Class. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares.

         Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in the Fund, and, as of December 31, 1997, the Trust holds 99% of the outstanding shares of the Fund. Subject to certain limited exceptions, there is no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS





Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the

U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.


Depositary Receipts
         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs, involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, the Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund also may use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.


Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

APPENDIX A--RATINGS

General Rating Information

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC

         For more information contact the
Delaware Group at 800-828-5052.






INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England  EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP FUND

--------------------------------------------------------------------------------


INSTITUTIONAL CLASS

--------------------------------------------------------------------------------














P R O S P E C T U S

--------------------------------------------------------------------------------



FEBRUARY 4, 1998
















                                   DELAWARE
                                   GROUP
                                   ---------

--------------------------------------------------------------------------------

DELAWARE GROUP
--------------------------------------------------------------------------------

GLOBAL & INTERNATIONAL FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP  FUND
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY SERIES
--------------------------------------------------------------------------------

GLOBAL BOND SERIES
--------------------------------------------------------------------------------

GLOBAL ASSETS SERIES
--------------------------------------------------------------------------------

EMERGING MARKETS SERIES
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------







PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------



FEBRUARY 4, 1998















                                                          DELAWARE
                                                          GROUP
                                                          ---------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Classes should contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England EC2V 6EE

SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                FEBRUARY 4, 1998
--------------------------------------------------------------------------------



DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------
For more information about Institutional  Classes:  800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and Class C
Shares:
         Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and Class C
Shares:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Policies and Portfolio Techniques
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
Investment Management Agreements and Sub-Advisory Agreements
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Global & International Funds, Inc. ("Global Funds, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes the International Equity Series ("International Equity Fund"), International Small Cap Series ("International Small Cap Fund"), Global Bond Series ("Global Bond Fund"), Global Assets Series ("Global Assets Fund"), Emerging Markets Series ("Emerging Markets Fund") and Global Equity Series ("Global Equity Fund") (individually, a "Fund" and collectively, the "Funds") of Global Funds, Inc. Each Fund offers Class A Shares, Class B Shares, Class C Shares (together the "Fund Classes"), and an Institutional Class (individually a "Class" and collectively the "Classes").


         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and, absent any applicable fee waiver, annual Rule 12b-1 Plan ("12b-1 Plan") expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment. Due to voluntary waivers by Delaware Distributors, L.P. (the "Distributor"), Global Equity Fund will not pay a 12b-1 fee with respect to any Class until June 30, 1998. International Small Cap Fund will not pay a 12b-1 fee with respect to any Class until May 31, 1998; and Emerging Markets Fund A Class will pay a 12b-1 fee of 0.25% until May 31, 1998.

         This Part B supplements the information contained in the current Prospectuses for the Fund Classes and the Institutional Classes dated February 4, 1998, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions
         Global Funds, Inc. has adopted the following restrictions for each Fund (except where otherwise noted) which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund (other than International Small Cap Fund and Global Equity
Fund) shall not:

         1. For International Equity Fund and Global Equity Fund, as to 75% of their respective total assets, and for Global Bond, Global Assets and Emerging Markets Funds, as to 50% of their respective total assets, invest more than 5% of their respective total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. For International Equity, Global Bond and Global Assets Funds, invest in securities of other open-end investment companies, except as part of a merger, consolidation or other acquisition. This limitation does not prohibit a Fund from investing in the securities of closed-end investment companies at customary brokerage commission rates. Emerging Markets Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with a Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in securities secured by real estate or interests therein.

         5. For International Equity Fund, purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933 (the "1933 Act").

          7. Make any investment which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. For International Equity Fund, write, purchase or sell options, puts, calls or combinations thereof, except that such Fund may: (a) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options; (c) write covered call options; and (d) purchase put options if such Fund owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased and enter into closing transactions with respect to the activities noted above.

          9. Purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts and options on futures contracts in accordance with its respective prospectuses, subject to investment restriction 10 below.

         10. Enter into futures contracts or options thereon, except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

         11. Make short sales of securities, or purchase securities on margin, except that a Fund may satisfy margin requirements with respect to futures transactions.

         12. For International Equity Fund, invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         13. For International Equity Fund, purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Global Funds, Inc. or of its investment manager if or so long as the directors and officers of Global Funds, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         14. For International Equity Fund, invest in interests in oil, gas or other mineral exploration or development programs or leases.

         15. For International Equity Fund, invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets, and for Emerging Markets Fund, invest more than 15% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         16. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets. A Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         Although not considered to be a fundamental policy, restriction 5 above will apply to each of the Funds of Global Funds, Inc. as a whole. In addition, although not considered a fundamental policy, for purposes of restriction 15 above, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets. As to International Equity Fund, Global Assets Fund and Emerging Markets Fund, although not considered to be a fundamental investment restriction, each Fund will invest no more than 5% of its respective assets in warrants. Investment restrictions 5, 8, 12, 13, 14 and 15 above are nonfundamental policies of Global Bond Fund, Global Assets Fund and Emerging Markets Fund. Investment restrictions 1 and 2 above are nonfundamental policies of Emerging Markets Fund.

         Global Funds, Inc. has adopted the following restrictions for International Small Cap Fund and Global Equity Fund which, along with their investment objectives, cannot be changed without the approval by a "majority" of each Fund's outstanding shares, as described above. The percentage limitations contained in these restrictions and policies apply at the time the Fund purchases securities.

International Small Cap Fund and Global Equity Fund shall not:

         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S.
Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that the Fund may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Fund might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Fund may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

Foreign Securities
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds, Inc. from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Global Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


Foreign Currency Transactions
         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

Options
         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 10% (or, in the case of International Small Cap, Emerging Markets, or Global Equity Funds, 15%) of its assets in illiquid securities.

         Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures
         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies
         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Fund's net assets. Should state laws change or Global Funds, Inc. receive a waiver of their application for a Fund, the Funds reserve the right to increase this percentage.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.


         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Rule 144A Securities
         A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 10% (or, in the case of International Small Cap, Emerging Markets and Global Equity Funds, 15%) of its net assets in illiquid securities.

Non-Traditional Equity Securities

         International Small Cap Fund and Emerging Markets Fund may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         International Small Cap Fund and Emerging Markets Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.


Other Tax Requirements
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.


         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:


         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that

Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.


         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require Global Bond Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. Global Bond Fund will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.


         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.


         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION


         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC or other CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.


         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                      n
                              P(1 + T) = ERV

Where:             P  =  a hypothetical initial purchase order of $1,000
                         from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =  average annual total return;

                   n  =  number of years;

                 ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         The performance of each Class of the International Equity, Global Bond, Global Assets, Emerging Markets and Global Equity Funds, as shown below, is the average annual total return or aggregate total return quotations, as applicable, through November 30, 1997.

         The total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on November 30, 1997. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed on November 30, 1997 and, therefore, does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance. Performance information for International Small Cap Fund is not provided because that Fund was not operating on November 30, 1997.


                                               Average Annual Total Return(1)

                              International Equity  International Equity    International Equity
                                  Fund A Class          Fund A Class         Fund Institutional
                                  (at Offer)(2)           (at NAV)                Class (3)

           1 year ended
           11/30/97                   (1.64%)               3.27%                   3.55%

           3 years ended
           11/30/97                    9.75%               11.54%                  11.88%

           5 years ended
           11/30/97                   12.18%               13.28%                  13.62%

           Period 10/31/91(4)
           through 11/30/97            9.24%               10.12%                  10.38%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of International Equity Fund A Class and International Equity Fund Institutional Class do not exceed 1.55% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and in the case of Class A Shares, exclusive of applicable 12b-1 plan expenses), through May 31, 1998. From June 1, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of International Equity Fund A Class and International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and in the case of Class A Shares, exclusive 12b-1 plan expenses). Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and in the case of Class A Shares, exclusive 12b-1 plan expenses) for International Equity Fund A Class and International Equity Fund Institutional Class. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.


(3) Date of initial public offering of International Equity Fund Institutional Class was November 9, 1992. Pursuant to applicable regulation, total return shown for International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan expenses, and performance would have been affected had such an adjustment been made.


(4)        Date of initial public offering of International Equity Fund A Class.

                                        Average Annual Total Return (1)


                            International Equity            International Equity
                                 Fund B Class                   Fund B Class
                                 (Including                      (Excluding
                               Deferred Sales                  Deferred Sales
                                   Charge)                         Charge)
           1 year ended
           11/30/97               (1.46%)                            2.54%

           3 years ended
           11/30/97                9.96%                            10.78%

           Period 9/6/94(2)
           through 11/30/97        6.64%                             7.43%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund B Class do not exceed 1.55% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through May 31, 1998. From September 6, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of International Equity Fund B Class did not exceed 1.50% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through November 30, 1994. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of International Equity Fund B Class.


                                      Average Annual Total Return(1)


                            International Equity            International Equity
                                Fund C Class                    Fund C Class
                            (Including Deferred             (Excluding Deferred
                                Sales Charge)                   Sales Charge)
           1 year ended
           11/30/97                1.54%                             2.54%

           Period 11/29/95 (2)
           through 11/30/97       12.22%                            12.22%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund C Class do not exceed 1.55% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through May 31, 1998. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of International Equity Fund C Class.

                                         Average Annual Total Return(1)


                                Global Bond      Global Bond    Global Bond Fund
                                Fund A Class    Fund A Class      Institutional
                                 (at Offer)       (at NAV)            Class
           1 year ended
           11/30/97                 (3.55%)         1.24%              1.45%

           Period 12/27/94(2)
           through 11/30/97          9.65%         11.49%             11.81%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of Class A Shares and Institutional Class shares of this Fund do not exceed 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and in the case of Class A Shares, exclusive of applicable 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2) Date of initial public offering of Global Bond Fund A Class and Global Bond Fund Institutional Class.


                         Average Annual Total Return (1)


                                    Global Bond             Global Bond
                                    Fund B Class            Fund B Class
                                     (Including              (Excluding
                                   Deferred Sales          Deferred Sales
                                       Charge)                 Charge)
           1 year ended
           11/30/97                    (3.27%)                  0.48%

           Period 12/27/94(2)
           through 11/30/97             9.90%                  10.75%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of this Fund do not exceed 0.95% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of Global Bond Fund B Class.

                                       Average Annual Total Return(1)


                                 Global Bond                    Global Bond
                                 Fund C Class                  Fund C Class
                             (Including Deferred           (Excluding Deferred
                                 Sales Charge)                 Sales Charge)
        1 year ended
        11/30/97(2)                  (0.45%)                        0.49%

        Period 11/29/95(2)
        through 11/30/97              6.61%                         6.61%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of this Fund do not exceed 0.95% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)     Date of initial public offering of Global Bond Fund C Class.


                                         Average Annual Total Return(1)


                                                                   Global Assets
                                Global Assets    Global Assets         Fund
                                Fund A Class     Fund A Class      Institutional
                                (at Offer)(2)      (at NAV)            Class
           1 year ended
           11/30/97                 4.71%               9.91%          10.34%

           Period 12/27/94(3)
           through 11/30/97        14.92%              16.85%          17.20%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of Class A Shares and Institutional Class shares do not exceed 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares, exclusive of applicable 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(3) Date of initial public offering of Global Assets Fund A Class and Institutional Class.

                                       Average Annual Total Return(1)


                                    Global Assets                Global Assets
                                     Fund B Class                Fund B Class
                                      (Including                  (Excluding
                                    Deferred Sales              Deferred Sales
                                        Charge)                     Charge)
           1 year ended
           11/30/97                     5.18%                        9.18%

           Period 12/27/94(2)
           through 11/30/97            15.28%                       16.05%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class B Shares do not exceed 0.95% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of Global Assets Fund B Class.


                                           Average Annual Total Return(1)


                                      Global Assets             Global Assets
                                      Fund C Class               Fund C Class
                                  (Including Deferred        (Excluding Deferred
                                      Sales Charge)              Sales Charge)
           1 year ended
           11/30/97                       8.21%                      9.21%

           Period 11/29/95(2)
           through 11/30/97              12.92%                     12.92%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of this Fund do not exceed 0.95% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2)        Date of initial public offering of Global Assets Fund C Class.


                                                     Average Annual Total Return(1)

                                                                                        Emerging Markets
                                    Emerging Markets           Emerging Markets               Fund
                                      Fund A Class               Fund A Class             Institutional
                                       (at Offer)                  (at NAV)                   Class


           1 year ended
           11/30/97                   (1.74%)                      3.19%                    3.64%

           Period 6/10/96(2)
           through 11/30/97           (1.37%)                      1.94%                    2.38%



(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of Class A Shares and Institutional Class shares, do not exceed 1.70% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares, exclusive of applicable 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively. For the period beginning February 1, 1998 through May 31, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses payable by the Fund with respect to Class A Shares. Such waiver will have favorable impact on the performance of Class A Shares.


(2) Date of initial public offering of Emerging Markets Fund A Class and Emerging Markets Fund Institutional Class; total return for this short of a time period may not be representative of longer term results.



                                            Average Annual Total Return(1)


                                    Emerging Markets           Emerging Markets
                                      Fund B Class               Fund B Class
                                  (Including Deferred        (Excluding Deferred
                                      Sales Charge)              Sales Charge)


           1 year ended
           11/30/97                   (1.52%)                        2.48%

           Period 6/10/96(2)
           through 11/30/97           (1.45%)                        1.26%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of this Fund do not exceed 1.70% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of Emerging Markets Fund B Class.

                                            Average Annual Total Return(1)

                                    Emerging Markets           Emerging Markets
                                      Fund C Class               Fund C Class
                                  (Including Deferred        (Excluding Deferred
                                      Sales Charge)              Sales Charge)
           1 year ended
           11/30/97                        1.48%                     2.48%

           Period 6/10/96(2)
           through 11/30/97                1.26%                     1.26%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of this Fund do not exceed 1.70% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2)        Date of initial public offering of Emerging Markets Fund C Class.



                                                         Aggregate Total Return(1)


                                      Global Equity             Global Equity             Global Equity
                                     Fund A Class(3)            Fund A Class(3)               Fund
                                       (at Offer)                  (at NAV)            Institutional Class

           Period 7/22/97(2)
           through 11/30/97           (7.74%)                   (3.18%)                   (3.18%)


(1) For the period from the commencement of operations through June 30, 1998, Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Equity Fund and to reimburse the Fund's expenses to ensure that the Total Operating Expenses of each of Class A Shares and Institutional Class shares of this Fund do not exceed 0.80% on an annualized basis (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares, exclusive of 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) Date of initial public offering of Global Equity Fund A Class; total return for this short of a time period may not be representative of longer term results.

(3) For the period from the commencement of operations through June 30, 1998, the Distributor elected voluntarily to waive its right to receive 12b-1 Plan fees otherwise payable with respect to Class A Shares. In the absence of such voluntary waiver, performance would have been affected negatively.

           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.


           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI, EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.


           As stated in the Prospectuses, Global Bond Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

           The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula.

                                            a-b      6
                              YIELD =  2[(  ----  + 1)  - 1]
                                             cd

               Where:    a  =  dividends and interest earned during the period;

                         b  =  expenses accrued for the period (net of
                               reimbursements);

                         c  =  the average daily number of shares
                               outstanding during the period that were
                               entitled to receive dividends;

                         d  =  the maximum offering price per share on the
                               last day of the period.


         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by Global Bond Fund. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields of Global Bond Fund A Class, Global Bond Fund B Class, Global Bond Fund C Class and Global Bond Fund Institutional Class for the 30-day period ended November 30, 1997 were 4.25%, 3.76%, 3.76% and 4.76%, respectively, reflecting the voluntary waiver of fees and payment of expenses by the Manager. Actual yield may be affected by variations in sales charges on investments.


         Past performance, such as reflected in quoted yields, should not be considered as representative of the results which may be realized from an investment in a Fund in the future. Investors should note that the income earned and dividends paid by Global Bond Fund and Global Assets Fund will vary with the fluctuation of interest rates and performance of the portfolio to the extent of a Fund's investments in debt securities. The net asset value of any Fund may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.




         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.


         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.


         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of International Equity, Global Bond, Global Assets, Emerging Markets and Global Equity Funds through November 30, 1997. The calculations assume the reinvestment of any realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

                                          Cumulative Total Return(1)

                                   International              International
                                    Equity Fund                Equity Fund
                                      A Class                 Institutional
                                   (at Offer)(2)                Class(3)
           3 months ended
           11/30/97                   (7.75%)                    (3.11%)

           6 months ended
           11/30/97                   (9.56%)(4)                 (4.92%)

           9 months ended
           11/30/97                   (3.38%)                     1.61%

           1 year ended
           11/30/97                   (1.64%)                     3.55%

           3 years ended
           11/30/97                   32.21%                     40.02%

           5 years ended
           11/30/97                   77.64%                     89.32%

           Period 10/31/91(5)
           through 11/30/97           71.18%                     82.43%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of International Equity Fund A Class and International Equity Fund Institutional Class do not exceed 1.55% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares, exclusive of applicable 12b-1 Plan expenses), through May 31, 1998. From June 1, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of each of International Equity Fund A Class and International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Class A Shares, 12b-1 plan expenses) through November 30, 1994. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and, in the case of Class A Shares, 12b-1 plan expenses) for International Equity Fund A Class and International Equity Fund Institutional Class. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.


(3) Date of initial public offering of International Equity Fund Institutional Class was November 9, 1992. Pursuant to applicable regulation, total return shown for International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan expenses, and performance would have been affected had such an adjustment been made.

(4) For the six months ended November 30, 1997, cumulative total return for International Equity Fund A Class at net asset value was (5.07%).


(5)        Date of initial public offering of International Equity Fund A Class.

                                        Cumulative Total Return (1)
                           International Equity           International Equity
                               Fund B Class                   Fund B Class
                                (Including                     (Excluding
                              Deferred Sales                 Deferred Sales
                                  Charge)                        Charge)


           3 months ended
           11/30/97            (7.19%)                        (3.33%)

           6 months ended
           11/30/97            (9.18%)                        (5.40%)

           9 months ended
           11/30/97            (3.13%)                         0.87%

           1 year ended
           11/30/97            (1.46%)                         2.54%

           3 years ended
           11/30/97            32.95%                          35.95%

           Period 9/6/94(2)
           through 11/30/97    23.11%                          26.11%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund B Class do not exceed 1.55% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). From September 6, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of International Equity Fund B Class did not exceed 1.50% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through November 30, 1994. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of International Equity Fund B Class.

                                     Cumulative Total Return (1)

                           International Equity           International Equity
                               Fund C Class                   Fund C Class
                           (Including Deferred            (Excluding Deferred
                               Sales Charge)                  Sales Charge)


           3 months ended
           11/30/97             (4.30%)                         (3.33%)

           6 months ended
           11/30/97             (6.35%)                         (5.41%)

           9 months ended
           11/30/97             (0.19%)                          0.81%

           1 year ended
           11/30/97              1.54%                           2.54%

           Period 11/29/95(2)
           through 11/30/97     26.01%                          26.01%

(1) Beginning December 1, 1995, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund C Class do not exceed 1.55% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) throug May 31, 1998. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2)        Date of initial public offering of International Equity Fund C Class.


                                                               Cumulative Total Return(1)

                                                                    Global Bond      Global Bond
                                                                   Fund B Class     Fund B Class
                                                     Global Bond    (Including       (Excluding
                                       Global Bond      Fund         Deferred         Deferred
                                      Fund A Class  Institutional      Sales            Sales
                                       (at Offer)       Class         Charge)          Charge)

        3 months ended
        11/30/97                   (2.02%)              2.93%        (1.30%)           2.70%

        6 months ended
        11/30/97                   (1.60%)(2)           3.40%        (1.10%)           2.90%

        9 months ended
        11/30/97                   (1.25%)              3.80%        (0.93%)           3.03%

        1 year ended
        11/30/97                   (3.55%)              1.45%        (3.27%)           0.48%

        Period 12/27/94(3)
        through 11/30/97           30.97%              38.68%        31.85%           34.85%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of the Class A Shares, Class B Shares and Institutional Class shares do not exceed 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares and Class B Shares, exclusive of applicable 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) For the six months ended November 30, 1997, cumulative total return for Global Bond Fund A Class at net asset value was 3.34%.


(3) Date of initial public offering of Global Bond Fund A Class, Global Bond Fund Institutional Class and Global Bond Fund B Class.


                                                     Cumulative Total Return(1)

                                              Global Bond                        Global Bond
                                             Fund C Class                       Fund C Class
                                         (Including Deferred                (Excluding Deferred
                                             Sales Charge)                      Sales Charge)

           3 months ended
           11/30/97                              1.71%                              2.71%

           6 months ended
           11/30/97                              2.01%                              3.01%

           9 months ended
           11/30/97                              2.15%                              3.14%

           1 year ended
           11/30/97                             (0.45%)                             0.49%

           Period 11/29/95(2)
           through 11/30/97                     13.70%                             13.70%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Global Bond Fund C Class do not exceed 0.95% (exclusive of 12b- 1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through May 31, 1998. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2)     Date of initial public offering of Global Bond Fund C Class.

                                                Cumulative Total Return(1)

                                                              Global Assets    Global Assets
                                                              Fund B Class     Fund B Class
                                              Global Assets    (Including       (Excluding
                            Global Assets         Fund          Deferred         Deferred
                            Fund  A Class     Institutional       Sales            Sales
                             (at Offer)(2)        Class          Charge)          Charge)


        3 months ended
        11/30/97                (3.23%)          1.64%          (2.57%)            1.43%

        6 months ended
        11/30/97                (1.67%)(3)       3.39%          (1.11%)            2.89%

        9 months ended
        11/30/97                 3.52%           9.01%           4.17%             8.17%

        1 year  ended
        11/30/97                 4.71%          10.34%           5.18%             9.18%

        Period 12/27/94(4)
        through 11/30/97        50.26%          59.19%          51.64%            54.64%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of the Class A Shares, Class B Shares and Institutional Class shares do not exceed 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares and Class B Shares, exclusive of applicable 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.


(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.


(3) For the six months ended November 30, 1997, cumulative total return for Global Assets Fund A Class at net asset value was 3.26%.


(4) Date of initial public offering of Global Assets Fund A Class, Global Assets Fund Institutional Class and Global Assets Fund B Class.


                                                Cumulative Total Return(1)

                                             Global Assets                      Global Assets
                                             Fund C Class                       Fund C Class
                                         (Including Deferred                          (Excluding Deferred
                                             Sales Charge)                      Sales Charge)

           3 months ended
           11/30/97                              0.36%                              1.36%

           6 months ended
           11/30/97                              1.90%                              2.90%

           9 months ended
           11/30/97                              7.20%                              8.20%

           1 year ended
           11/30/97                              8.21%                              9.21%

           Period 11/29/95(2)
           through 11/30/97                     27.60%                             27.60%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Global Assets Fund C Class do not exceed 0.95% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2)     Date of initial public offering of Global Assets Fund C Class.


                                                 Cumulative Total Return(1)

                                                     Emerging Markets         Emerging Markets           Emerging Market
                              Emerging Markets             Fund                 Fund B Class              Fund B Class
                                Fund A Class           Institutional         (Including Deferred       (Excluding Deferred
                                (at Offer)(2)              Class                Sales Charge)             Sales Charge)


           3 months ended
           11/30/97               (18.47%)                 (14.30%)                 (18.03%)                 (14.61%)

           6 months ended
           11/30/97               (19.05%)(3)              (14.87%)                 (18.71%)                 (15.33%)

           9 months ended
           11/30/97               (15.21%)                 (10.71%)                 (15.09%)                 (11.55%)

           1 year ended
           11/30/97                (1.74%)                   3.64%                   (1.52%)                   2.48%

           Period 6/10/96(4)
           through 11/30/97        (2.02%)                   3.54%                   (2.13%)                   1.87%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of the Class A Shares, Class B Shares and Institutional Class shares do not exceed 1.70% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares and Class B Shares, exclusive of applicable 12b-1 expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) For the period beginning February 1, 1998 through May 31, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 Plan expenses otherwise payable by the Fund with respect to the Class A Shares. Such waiver will have a favorable impact on the performance of the Class A Shares.

(3) For the six months ended November 30, 1997, cumulative total return for Emerging Markets Fund A Class at net asset value was (15.00%).

(4) Date of initial public offering of Emerging Markets Fund A Class, Emerging Markets Fund Institutional Class and Emerging Markets Fund B Class.

                                     Cumulative Total Return(1)


                                    Emerging Markets           Emerging Markets
                                      Fund C Class               Fund C Class
                                  (Including Deferred        (Excluding Deferred
                                      Sales Charge)              Sales Charge)
           3 months ended
           11/30/97                    (15.47%)                     (14.61%)

           6 months ended
           11/30/97                    (16.17%)                     (15.33%)

           9 months ended
           11/30/97                    (12.36%)                     (11.47%)

           1 year ended
           11/30/97                      1.48%                        2.48%

           Period 6/10/96(2)
           through 11/30/97              1.87%                        1.87%

(1) For the period from the commencement of operations through May 31, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Class C Shares of this Fund do not exceed 1.70% (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2)     Date of initial public offering of Emerging Markets Fund C Class.

                                              Cumulative Total Return(1)

                                      Global Equity           Global Equity
                                     Fund A Class(3)               Fund
                                       (at Offer)          Institutional Class

           3 months ended
           11/30/97                   (4.08%)                   0.73%

           Period 7/22/97(2)
           through 11/30/97           (7.74%)                  (3.18%)

(1) For the period from the commencement of operations through June 30, 1998, the Manager elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Equity Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each of Class A Shares and Institutional Class shares of this Fund each do not exceed 0.80% on an annualized basis (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of Class A Shares, exclusive of 12b-1 plan expenses). In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) Date of initial public offering of Global Equity Fund A Class and Global Equity Fund Institutional Class; total return for this short of a time period may not be representative of longer term results.

(3) For the period from the commencement of operations through June 30, 1998, the Distributor elected voluntarily to waive its right to receive 12b-1 plan expenses otherwise payable by the Fund with respect to Class A Shares. In the absence of such voluntary waiver, performance would have been affected negatively.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Global Funds, Inc. and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company, Inc. ("Delaware" or the "Sub-Adviser"), Delaware Investment Advisers, a division of Delaware, and the Manager, an affiliate of Delaware, and how that philosophy impacts Fund investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or the Manager, including the number of such clients serviced by Delaware and/or the Manager.


Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                       Number
                                 Investment         Price Per         of Shares
                                   Amount             Share           Purchased

                 Month 1            $100             $10.00              10
                 Month 2            $100             $12.50               8
                 Month 3            $100             $ 5.00              20
                 Month 4            $100             $10.00              10
                                 -----------------------------------------------
                                    $400             $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


             This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of Funds.

THE POWER OF COMPOUNDING
             When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

             The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The Sub-Adviser performs this function with respect to transactions on behalf of Global Assets Fund and Global Equity Fund for the purchase and sale of U.S. securities. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.


             During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by International Equity Fund, Global Assets Fund, Emerging Markets Fund and Global Equity Fund were as follows:

                                                                   November 30,
                                                     1997              1996               1995
                                                     ----              ----               ----

         International Equity Fund                  $318,619         $142,445             $85,113
         Global Assets Fund(1)                        18,340           21,197               5,155
         Emerging Markets Fund(2)                     91,510           28,013                 N/A
         Global Equity Fund (3)                        1,541              N/A                 N/A

(1) Date of initial public offering of Global Assets Fund was December 27, 1994.
(2) Date of initial public offering of Emerging Markets Fund was June 10, 1996.
(3) Date of initial public offering of Global Equity Fund was July 22, 1997.


         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended November 30, 1997, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                                        Portfolio                Brokerage
                                                      Transactions               Commissions
                                                         Amounts                   Amounts
                                                      ------------               -----------
         International Equity Fund                    $40,601,631                   $91,878
         Global Assets Fund                             4,355,081                     6,113
         Global Equity Fund(1)                             41,475                        75

(1)     Date of initial public offering of Global Equity Fund was July 22, 1997.


         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the Sub-Adviser which constitute in some part brokerage and research services used by the Manager or the Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and Global Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


Portfolio Turnover
         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.



         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:


                                                       November 30,
                                               1997                 1996
                                               ----                 ----
         International Equity Fund               8%                   9%
         Global Bond Fund                       76%                  42%
         Global Assets Fund                     74%                  34%
         Emerging Markets Fund(1)               65%                  36%*
         Global Equity Fund (2)                 25%*                  N/A

*   Annualized
(1) Date of initial public offering of Emerging Markets Fund was June 10, 1996.
(2) Date of initial public offering of Global Equity Fund was July 22, 1997.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds, Inc. or the Distributor.


         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or the Sub-Adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds, Inc. reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in such Fund's best interest.


         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.


         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Global Equity Fund from the commencement of the public offering through June 30, 1998 and by International Small Cap Fund from the commencement of the public offering through May 31, 1998; and has voluntarily elected to waiver the payment of 0.05% of the 12b-1 plan expenses by the Emerging Markets Fund A Class from February 1, 1998 through May 31, 1998. As a result, the 12b-1 Plan expenses payable by the Emerging Markets Fund A Class during the waiver period will be 0.25% and the Fund Classes of the Global Equity Fund and International Small Cap Fund will not incur any 12b-1 plan expenses during such period.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.


         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and, absent any applicable fee waiver, annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the

Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.


Class A Shares - International Equity Fund, International Small Cap Fund, Global Bond Fund, Global Assets Fund, Emerging Markets Fund and Global Equity Fund
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission
         As described more fully in the Prospectuses for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectuses for the Fund Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived. During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. Global Funds, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Global Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Global Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.


         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Global Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Global Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for its review.

         For the fiscal year ended November 30, 1997, payments from Class A Shares, Class B Shares and Class C Shares of International Equity Fund amounted to $327,517, $222,271 and $71,300, respectively. Such amounts were used for the following purposes:


                                                    International         International             International
                                                     Equity Fund           Equity Fund               Equity Fund
                                                       A Class               B Class                   C Class
                                                    -------------         -------------             -------------

Advertising                                             $2,136                    ---                      ---
Annual/Semi-Annual Reports                              $5,012                    ---                      ---
Broker Trails                                         $241,882                $51,203                   $3,340
Broker Sales Charges                                       ---                $95,079                  $51,830
Dealer Service Expenses                                   $214                    ---                   $1,267
Interest on Broker Sales Charges                           ---                $60,511                   $3,077
Commissions to Wholesalers                              $5,926                $12,763                   $8,008
Promotional-Broker Meetings                             $5,976                 $2,361                     $669
Promotional-Other                                      $53,753                    ---                      ---
Prospectus Printing                                    $16,918                    ---                      ---
Telephone                                                 $100                    ---                     $112
Wholesaler Expenses                                        $90                   $354                   $2,997
Other                                                      ---                    ---                      ---



         For the fiscal year ended November 30, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Global Bond Fund amounted to $13,520, $10,638 and $6,528, respectively. Such amounts were used for the following purposes:


                                                  Global Bond Fund       Global Bond Fund       Global Bond Fund
                                                       A Class                B Class                C Class
                                                       -------                -------                -------


Advertising                                               $100                    ---                    ---
Annual/Semi-Annual Reports                                $260                    ---                    ---
Broker Trails                                          $10,612                 $2,710                   $386
Broker Sales Charges                                       ---                 $4,389                 $4,087
Dealer Service Expenses                                    ---                     $6                   $241
Interest on Broker Sales Charges                           ---                 $2,806                   $247
Commissions to Wholesalers                                 $73                   $450                   $724
Promotional-Broker Meetings                               $144                   $106                    $68
Promotional-Other                                       $1,912                    ---                    ---
Prospectus Printing                                       $419                    ---                    ---
Telephone                                                  ---                     $6                     $8
Wholesaler Expenses                                        ---                   $165                   $767
Other                                                      ---                    ---                    ---

         For the fiscal year ended November 30, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Global Assets Fund amounted to $24,720, $41,899 and $22,970, respectively. Such amounts were used for the following purposes:


                                                       Global                Global              Global
                                                     Assets Fund           Assets Fund         Assets Fund
                                                       A Class               B Class             C Class
                                                       -------               -------             -------


Advertising                                               $243                   ---                  ---
Annual/Semi-Annual Reports                                $733                   ---                  ---
Broker Trails                                          $19,944                $9,804               $4,510
Broker Sales Charges                                       ---               $14,198              $16,315
Dealer Service Expenses                                    ---                   ---                  $90
Interest on Broker Sales Charges                           ---               $15,132                 $578
Commissions to Wholesalers                                $435                $1,967               $1,104
Promotional-Broker Meetings                               $340                  $402                 $127
Promotional-Other                                       $2,463                   ---                  ---
Prospectus Printing                                       $570                   ---                  ---
Telephone                                                  ---                   $13                  $12
Wholesaler Expenses                                        ---                  $383                 $234
Other                                                      ---                   ---                  ---

         For the fiscal year ended November 30, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Emerging Markets Fund amounted to $26,889, $24,831 and $7,393, respectively. Such amounts were used for the following purposes:


                                               Emerging                 Emerging                 Emerging
                                             Markets Fund              Markets Fund             Markets Fund
                                                A Class                  B Class                  C Class
                                                -------                  -------                  -------


Advertising                                        $198                      ---                       ---
Annual/Semi-Annual Reports                         $194                      ---                       ---
Broker Trails                                   $21,287                   $5,805                    $1,020
Broker Sales Charges                                ---                  $11,211                    $5,433
Dealer Service Expenses                             ---                      ---                      $107
Interest on Broker Sales Charges                    ---                   $6,171                      $349
Commissions to Wholesalers                         $676                   $1,434                      $198
Promotional-Broker Meetings                        $482                     $210                        $6
Promotional-Other                                $3,215                      ---                       ---
Prospectus Printing                                $837                      ---                       ---
Telephone                                           ---                      ---                        $3
Wholesaler Expenses                                 ---                      ---                      $277
Other                                               ---                      ---                       ---

         For the period July 22, 1997 (date of initial public offering) through November 30, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Global Equity Fund were waived by the Distributor.


         The staff of the SEC has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. Global Funds, Inc. intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.


Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, directors and employees of Global Funds, Inc., any other fund in the Delaware Group, the Sub-Adviser, including the Manager, or any of the Sub-Adviser's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such Class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, the Sub-Adviser or any of their affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Global Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.


         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their customers when they are not eligible to purchase shares of the Institutional Class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Purchases of Class A Shares of International Equity Fund at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in the distribution arrangements.


         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         Global Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other Delaware Group funds which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Group funds.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a

Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectuses for Fund Classes, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in which the investment is being made in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Sub-Adviser, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         With the exception of Global Equity Fund and International Small Cap Fund, unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of each Class of Global Equity Fund and International Small Cap Fund and Institutional Classes of the other Funds are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which the shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                              *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund

Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectuses. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA"), and the new Roth IRA.

         The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.


         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the Prospectuses for Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the Prospectuses for Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the Prospectuses for Fund Classes.

SIMPLE  IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Funds' financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.


         Each class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Institutional Classes will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a Fund will vary. For so long as the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A Shares, Class B Shares and Class C Shares of Global Equity Fund and International Small Cap Fund remain applicable, no such variance shall arise.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.


         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by Global Funds, Inc.'s Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in Global Funds, Inc.'s Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to redemptions described in this paragraph.

         With respect to International Equity Fund and Global Assets Fund only, effective November 29, 1995, the minimum initial investment in Class A Shares was increased from $250 to $1,000. Class A accounts that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed on accounts with balances below the stated minimum nor be subject to involuntary redemption.

                                 *      *      *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.


Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares of the same Fund may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.


         The Systematic Withdrawal Plan is not available for Institutional Classes, or currently, any of the Fund Classes of Global Equity Fund or International Small Cap Fund.

DISTRIBUTIONS

         International Equity Fund and Global Assets Fund will normally declare and make payments from net investment income on a quarterly basis. Global Bond Fund will normally declare and make payments from net investment income on a monthly basis. International Small Cap, Emerging Markets and Global Equity Funds each will normally declare and make payments from net investment income on an annual basis.

         Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Under the Taxpayer Relief act of 1997 (the "1997 Act"), a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by a Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by a Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Global Funds, Inc., Inc. as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to each Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware"). Delaware International has entered into separate Sub-Advisory Agreements with Delaware for Global Assets Fund and Global Equity Fund.


         Delaware Management Company, Inc. ("Delaware") and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         The Investment Management Agreement for each Fund, with the exception of International Small Cap, Emerging Markets and Global Equity Funds, and the Sub-Advisory Agreement for Global Assets Fund are dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreement for Emerging Markets Fund is dated May 1, 1996 and was approved by shareholders on April 30, 1996. The Investment Management Agreement and the Sub-Advisory Agreement for Global Equity Fund are each dated July 21, 1997 and were approved by the initial shareholder on July 18, 1997. The Investment Management Agreement for International Small Cap Fund is dated July 21, 1997 and was approved by the initial shareholder on July 21, 1997.


         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Global Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of Global Funds, Inc. or by the Manager. The Agreements will terminate automatically in the event of their assignment.


         The Manager manages each Fund's investments. The compensation paid by International Equity, Global Bond and Global Assets Funds for investment management services is equal to (on an annual basis) 0.75% of each Fund's respective average daily net assets, less all directors' fees paid to the unaffiliated directors by the Fund. The compensation payable by International Small Cap Fund and Emerging Markets Fund for investment management services is equal to (on an annual basis) 1.25% of the Fund's average daily net assets, and the investment management compensation payable by Global Equity Fund, is equal to (on an annual basis) 0.80% of the Fund's average daily net assets. The fees payable to Delaware International, while higher than the advisory fees paid to other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.


         Under the separate Sub-Advisory Agreements for Global Assets Fund and Global Equity Fund, Delaware manages the Funds' investments in U.S. securities. Delaware will receive from the Manager, 25% of the investment management fees under the Manager's Investment Management Agreement with Global Funds, Inc. on behalf of Global Assets Fund and 50% of the investment management fees under the Investment Management Agreement for Global Equity Fund.

         On November 30, 1997, the total net assets of Global Funds, Inc. were $281,237,811, broken down as follows:

                  International Equity Fund                  $227,326,719
                  Global Bond Fund                            $17,629,426
                  Global Assets Fund                          $16,788,202
                  Emerging Markets Fund                       $16,584,087
                  Global Equity Fund                           $2,909,377

         Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund, Global Bond Fund and Global Assets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (i) of Class A Shares of those Funds do not exceed 1.85%, 1.25% and 1.25%, respectively, (ii) of Class B Shares of those Funds do not exceed 2.55%, 1.95% and 1.95%, respectively, and (iii) of Institutional Class of shares of those Funds do not exceed 1.55%, 0.95% and 0.95%, respectively (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through November 30, 1997. Delaware International had elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of this Fund did not exceed 2.00%, 2.70%, 2.70% and 1.70% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) from the date of initial public offering through November 30, 1996. The voluntary waivers for each of these Funds have been extended through May 31, 1998. Effective as of February 1, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Emerging Markets Fund to the extent necessary to limit such fees to no more than 0.25% through May 31, 1998. Had such waiver been in effect during the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for Class A Shares of Emerging Markets Funds would have been 1.95%.

         Beginning with the commencement of operations of International Small Cap Fund through May 31, 1998, the Distributor has elected to voluntarily waive 12b-1 expenses and Delaware International has voluntarily elected to waive that portion, if any, of the annual management fees payable by International Small Cap Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of this Fund do not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) on an annualized basis.

         Beginning with the commencement of operations of Global Equity Fund through June 30, 1998, the Distributor has elected to voluntarily waive 12b-1 expenses and Delaware International has elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Equity Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.80% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) on an annualized basis.


         From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund A Class and International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of International Equity Fund A Class, 12b-1 expenses). Through November 30, 1994, the waiver and reimbursement noted above with respect to International Equity Fund A Class also applied to International Equity Fund B Class. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to the extent necessary to ensure that expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of International Equity Fund A Class, 12b-1 expenses) for each of International Equity Fund A Class and International Equity Fund Institutional Class. Delaware International had also elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and Global Assets Fund and to reimburse a Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of these Funds (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Global Bond Fund A Class, Global Bond Fund B Class, Global Assets Fund A Class and Global Assets Fund B Class, 12b-1 expenses) did not exceed 0.95% through November 30, 1995.


         Investment management fees incurred for the last three fiscal years with respect to each Fund which was operational at the end of the last fiscal year follows:

Fund                               November 30, 1997            November 30, 1996              November 30, 1995
----                               -----------------            -----------------              -----------------


International Equity Fund          $1,412,913 earned            $792,625 earned                $512,638 paid
                                   $1,400,095 paid              $683,170 paid
                                   $12,818 waived               $109,455 waived

Global Bond Fund(1)                $111,059 earned              $29,065 earned                 $4,777 earned
                                   $-0- paid                    -$0- paid                      -$0- paid
                                   $111,059 waived              $29,065 waived                 $4,777 waived

Global Assets Fund(1)              $126,579 earned              $95,908 paid                   $12,907 earned
                                   $-0- paid                    -$0- paid                      -$0- paid
                                   $126,579 waived              $95,908 waived                 $12,907 waived

Emerging Markets Fund(2)           $185,509 earned              $35,197 earned                 N/A
                                   $34,313 paid                 -$0- paid                      N/A
                                   $151,196 waived              $35,197 waived                 N/A

Global Equity Fund (3)             $8,529 earned                N/A                            N/A
                                   $-0- paid                    N/A                            N/A
                                   $8,529 waived                N/A                            N/A


(1)      Date of initial public offering was December 27, 1994.
(2)      Date of initial public offering was June 10, 1996.

(3)      Date of initial public offering was July 22, 1997.

         Delaware International and Delaware are controlled and indirectly, wholly owned by Delaware Management Holdings, Inc.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.



Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of the shares of International Equity, Global Bond and Global Assets Funds, under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor of Emerging Markets Fund's shares under a Distribution Agreement dated May 1, 1996 and also serves in the same capacity for Global Equity Fund and International Small Cap Fund under separate Distribution Agreements each dated July 21, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for Class A Shares, Class B Shares and Class C Shares of Global Equity Fund during the commencement of the public offering of the Fund through June 30, 1998 and of International Small Cap Fund during the commencement of the public offering of the Fund through May 31, 1998. In addition, commencing February 1, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses otherwise payable by Emerging Markets Fund A Class.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated July 21, 1997. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors.


         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. As of December 31, 1997, the officers and directors of Global Funds, Inc., as a group, owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of International Equity Fund, Global Bond Fund, International Equity Fund, Global Equity Fund and Emerging Markets Fund; less than 1% of the outstanding shares of Class B Shares, Class C Shares and Institutional Class Shares of Global Assets Fund; and approximately 2% of the outstanding shares of Class A Shares of Global Assets Fund.

         As of December 31, 1997, management believes the following accounts held 5% or more of a Class of shares of a Fund:


Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------

International              Merrill Lynch, Pierce, Fenner & Smith                    452,886             19.14%
Equity Fund B Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

International              Merrill Lynch, Pierce Fenner & Smith                     319,733             38.14%
Equity Fund C Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246

International Equity       County of Los Angeles Def Comp                         1,605,551             31.84%
Fund Institutional         and Thrift Plan
Class                      c/o Great West Life and Annuity
                           8515 East Orchard Road  #2T2
                           Englewood, CO 80111

                           Northern Telecom, Inc.                                 1,604,462             31.81%
                           Long Term Investment Plan
                           c/o BTNY Service
                           Attention:  Gina Anzalone
                           34 Exchange Place MS 3064
                           Jersey City, NJ  07302





Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------

International Equity       RS 401(k) Plan                                           938,018             18.60%
Fund Institutional         Price Waterhouse LLP Savings Plan
Class                      1410 North Westshore Blvd.
                           P.O. Box 30004
                           Tampa, FL 33630

                           RS DMC Employee Profit Sharing Plan                      286,401              5.67%
                           Delaware Management Company
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Charles Schwab & Co. Inc.                                257,040              5.09%
                           Attention:  Mutual Fund Dept.
                           101 Montgomery Street
                           San Francisco, CA 94104

Global Assets Fund         Richard H. Hoffman                                        33,353              6.15%
A Class                    and Merris Ann Hoffman
                           1811 Lesher Mill Road
                           Palm, PA 18070

Global Assets Fund         Merrill Lynch, Pierce, Fenner & Smith                    118,785             33.40%
B Class                    For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Global Assets Fund         Merrill Lynch, Pierce, Fenner & Smith                    167,407             69.07%
C Class                    For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Global Assets Fund         Delaware Management Co.                                  100,226             55.90%
Institutional Class        c/o Joseph H. Hastings
                           1818 Market Street - 17th Floor
                           Philadelphia, PA  19103



Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------

Global Assets Fund         RS DMC Employee Profit Sharing Plan                       67,455             37.62%
Institutional Class        Delaware Management Company
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

Global Bond Fund           Bruce A. Baker and Claire B. Baker                        10,715             10.35%
B Class                    5 Shaftsbury Villa Allen St.
                           United Kingdom Kensington
                           London W86UZ

                           NFSC/FEBO                                                  9,606              9.28%
                           Bodil B. Ottesen
                           6004 Hunt Ridge Road #2631
                           Baltimore, MD 21210

                           NFSC/FMTC IRA                                              9,472              9.15%
                           FBO Jennifer J. Thomas
                           12603 Mt. Laurel Court
                           Reisterstown, MD 21136

                           Merrill Lynch, Pierce, Fenner & Smith                      5,605              5.41%
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Global Bond Fund           NFSC/FMTC IRA Rollover                                    22,351             33.94%
C Class                    FBO Lester C. Gilman, Jr.
                           1485 Kathleen Place
                           Englewood, FL 34223

                           Prudential Securities, Inc.                               10,039             15.24%
                           FBO Cline G. Hickok
                           120 Nature Valley Place
                           Owatonna, MN 55060

Global Bond Fund           Lincoln National Life Insurance Co.                      310,265             29.10%
Institutional Class        Attention:  Karen Gerke 4CO1
                           1300 S. Clinton Street
                           Fort Wayne, IN  46802





Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------
Emerging Markets           Main Street Trust Co. CUST                                49,407               5.09%
Fund A Class               API Trust Growth Fund
                           1 Ellsworth Street
                           Martinsville, VA 24112

Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith                     31,568               8.47%
Fund B Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith                     16,227              11.61%
Fund C Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           RS DMC Employee Profit Sharing Plan                      101,847              55.61%
Fund Institutional         Delaware Management Company
Class                      Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Bost & Co.                                                31,773              17.35%
                           Acct. No. SAGF2074002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

                           Bost & Co.                                                12,579               6.87%
                           Acct. No. SAGF2336002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

Global Equity Fund         Kandiah Balendran and                                        292              55.59%
A Class                    Radhika Balendran JT WROS
                           1 Bromley Court
                           Voorhees, NJ 08043




Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------
Global Equity Fund         Christopher A. McGinnis                                      179           34.02%
A Class                    Fountainview Village J28
                           Blackwood, NJ 08012

                           Edward Connolly and                                           60           11.35%
                           Sara P. Connolly JT WROS
                           304 Conestoga Road
                           Wayne, PA 19087

Global Equity Fund         Lincoln National Life Ins. Co.                           357,728           99.99%
Institutional Class        c/o Lincoln Inv. Mgt. Inc.
                           Attn: Carol A. Schmidt - MGR SEC ADM 3R
                           200 East Berry Street
                           Fort Wayne, IN 46802

International Small        Lincoln National Life Insurance Company                  352,941           99.99%
Cap Fund A                 1300 S. Clinton Street
Institutional Class        Fort Wayne, IN  46802

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Global Funds, Inc. on behalf of each Fund, with the exception of International Small Cap Fund, Emerging Markets Fund and Global Equity Fund, and the Manager, and a new Sub-Advisory Agreement between the Manager and the Sub-Adviser on behalf of Global Assets Fund were executed following shareholder approval. DMH, the Manager and the Sub-Adviser are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. Directors and principal officers of Global Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.


*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.

         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. and Delaware International Holdings Ltd.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         Chief Executive Officer of Delvoy, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.






----------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

*Jeffrey J. Nick (44)
         President, Chief Executive Officer, Director and/or Trustee of Global
                  Funds, Inc. and each of the 33 other investment companies in the Delaware Group.
         President, Chief Executive Officer and Director of Delaware Management
                  Holdings, Inc. and Lincoln National Investment Companies, Inc. President of Lincoln Funds Corporation.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (50)
         ExecutiveVice President/Chief Investment Officer, Fixed Income of
                  Global Funds, Inc., each of the other 33 investment companies in the Delaware Group, Delaware Management Company, Inc.
                  and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation and HYPPCO Finance Company Ltd. Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (70)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.



----------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

Anthony D. Knerr (59)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group. P.O. Box 1102, Columbia, MD 21044. Secretary/Treasurer, Enterprise Homes, Inc. From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (58)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of Global Funds, Inc., each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         President/Chief Operating Officer/Chief Financial Officer and Director
                  of Delaware International Holdings, Inc.
         Vice President of Lincoln Funds Corporation.
         Chairman, Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
         Senior Vice President, Secretary and General Counsel of Global Funds,
                  Inc., each of the other 33 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of DMH
                  Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc. and Delvoy, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Global Funds, Inc., each of the other 33 investment companies in the Delaware Group and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller/Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Senior Vice President/Controller and Treasurer of Delvoy, Inc.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO
                  Corporation. Treasurer of Lincoln Funds Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.


Michael P. Bishof (35)
         Senior Vice President/Treasurer of Global Funds, Inc., each of the other 33 investment companies in the Delaware Group, Delaware
                  Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager, Investment Accounting of
                  Delaware Distributors, L.P.
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


George H. Burwell (36)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Paul A. Matlack (38)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of
                  11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (39)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of
                  11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         Assistant Secretary, Treasurer and Director of Founders CBO
                  Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Robert L. Arnold (34)
          Vice President/Portfolio Manager of Global Funds, Inc. and two
                  other investment companies in the Delaware Group. During the past five years, Mr. Arnold has served in various capacities at different times within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Global Funds, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended November 30, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1997.

                                                            Pension or
                                                            Retirement                                 Total
                                                             Benefits             Estimated        Compensation
                                        Aggregate             Accrued              Annual           from all 33
                                      Compensation          as Part of            Benefits        Delaware Group
                                      from Global          Global Funds,            Upon            Investment
Name                                   Funds, Inc.         Inc. Expenses         Retirement*         Companies

W. Thacher Longstreth                  $1,555                   None               $38,500            $59,243
Ann R. Leven                           $1,640                   None               $38,500            $64,452
Walter P. Babich                       $1,624                   None               $38,500            $63,452
Anthony D. Knerr                       $1,624                   None               $38,500            $63,452
Charles E. Peck                        $1,459                   None               $38,500            $56,057
Thomas F. Madison**                    $837                     None               $38,500            $37,225


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 years and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.


** Thomas F. Madison joined Global Funds, Inc's Board of Directors on April 30, 1997.

EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Fund's classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectus for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time.

         As described in the Funds' Prospectuses, neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                  *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing in equity securities of medium-to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.


         U.S. Government Fund seeks high current income by investing primarily in long-term U.S. government debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series (formerly known as Equity/Income Series) seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series (formerly know as High Yield Series) seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series (formerly known as Money Market Series) seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series (formerly known as Growth Series) seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series (formerly known as Multiple Strategy Series) seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series (formerly known as Emerging Growth Series) seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         Delaware International is the investment manager of each Fund of Global Funds, Inc. and Delaware is the sub-adviser to Global Assets Fund and Global Equity Fund. Delaware International, or its affiliate Delaware, also manages the other funds in the Delaware Group. Delaware, through a separate division, also manages private investment accounts. While investment decisions of each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.


         Delaware International, or its affiliate Delaware also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.


         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Funds. The Distributor ("DDLP") (for all periods after January 3, 1995) and, in its capacity as such, DDI (prior to January 3, 1995) received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                              International Equity Fund
                                       Class A Shares
                               Total
                             Amount of
         Fiscal               Under-               Amounts               Net
         Year                 writing             Reallowed          Commission
         Ended              Commissions          to Dealers          to DDLP/DDI
         ------             -----------          ----------          -----------

         11/30/97            $637,741             $528,999            $108,742
         11/30/96             279,857              231,351              48,506
         11/30/95             299,368              259,217              40,151

                                Global Bond Fund
                                 Class A Shares

                               Total
                             Amount of
         Fiscal               Under-               Amounts               Net
         Year                 writing             Reallowed          Commission
         Ended              Commissions          to Dealers          to DDLP/DDI
         -----              -----------          ----------          -----------


         11/30/97             $36,196              $28,643              $7,553
         11/30/96              22,383               18,968               3,415
         11/30/95(1)            5,712                4,661               1,051


(1)      Date of initial public offering was December 27, 1994.


                                       Global Assets Fund
                                            Class A Shares
                               Total
                             Amount of
         Fiscal               Under-               Amounts               Net
         Year                 writing             Reallowed          Commission
         Ended              Commissions          to Dealers          to DDLP/DDI
         -----              -----------          ----------          -----------


         11/30/97             $76,768              $64,018             $12,750
         11/30/96              76,066               63,246              12,820
         11/30/95(1)           27,931               24,095               3,836


(1)      Date of initial public offering was December 27, 1994.


                                            Emerging Markets Fund
                                               Class A Shares
                               Total
         Fiscal              Amount of             Amounts             Net
         Year              Underwriting           Reallowed        Commission
         Ended              Commissions          to Dealers      to Distributor
         -----              -----------          ----------      --------------


         11/30/97            $281,015             $266,705           $14,310
         11/30/96(1)           21,927               18,174             3,753



(1)      Date of initial public offering was June 10, 1996.

                                       Global Equity Fund
                                          Class A Shares
                             Total
         Fiscal            Amount of             Amounts               Net
         Year            Underwriting           Reallowed          Commission
         Ended            Commissions          to Dealers        to Distributor

         11/30/97(1)           $-0-                 $-0-                $-0-


(1)      Date of initial public offering was July 22, 1997.


         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:


                                                   Limited CDSC Payments
         Fiscal       International      Global Bond   Global Assets     Emerging Markets      Global Equity
         Year           Equity Fund        Fund A          Fund A             Fund A               Fund A
         Ended            A Class         Class (1)       Class (1)          Class (1)           Class (1)
         -----            -------         ---------       ---------          ---------           ---------

         11/30/97          $-0-            $-0-            $-0-               $-0-                  $-0-
         11/30/96           ---             ---             ---                ---                   N/A
         11/30/95         3,911             ---             ---                N/A                   N/A

(1) Date of initial public offering of Global Bond Fund A Class and Global Assets Fund A Class was December 27, 1994. Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996. Date of initial public offering of Global Equity Fund A Class was July 22, 1997.



         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:


                                                       CDSC Payments
         Fiscal       International      Global Bond   Global Assets     Emerging Markets      Global Equity
         Year           Equity Fund        Fund B          Fund B             Fund B               Fund B
         Ended            B Class         Class (1)       Class (1)          Class (1)           Class (1)
         -----            -------         ---------       ---------          ---------           ---------

         11/30/97         $56,080          $3,667          $9,391            $4,249                 $-0-
         11/30/96           6,825             931           8,335               ---                  N/A
         11/30/95           2,602             ---            $324               N/A                  N/A

(1) Date of initial public offering of Global Bond Fund B Class and Global Assets Fund B Class was December 27, 1994. Date of initial public offering of Emerging Markets Fund B Class was June 10, 1996. Date of initial public offering of Global Equity Fund B Class was July 22, 1997.



         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:



                                                       CDSC Payments
         Fiscal       International      Global Bond   Global Assets     Emerging Markets      Global Equity
         Year           Equity Fund        Fund C          Fund C             Fund C               Fund C
         Ended            C Class         Class (1)       Class (1)          Class (1)           Class (1)
         -----            -------         ---------       ---------          ---------           ---------
         11/30/97          $5,271           $65            $1,088              $678                 $-0-
         11/30/96             127           ---               580               ---                  N/A
         11/30/95             ---           ---               ---               N/A                  N/A

(1) Date of initial public offering of International Equity Fund C Class, Global Bond Fund C Class and Global Assets Fund C Class was November 29, 1995. Date of initial public offering of Emerging Markets Fund C Class was June 10, 1996. Date of initial public offering of Global Equity Fund C Class was July 22, 1997.



         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of Delaware International and Delaware, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Global Funds, Inc.'s advisory relationship with Delaware International and Delaware or its distribution relationship with the Distributor, Delaware and its affiliates could cause Global Funds, Inc. to delete the words "Delaware Group" from Global Funds, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.


Capitalization
         Global Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $0.01 par value per share. Each Fund currently offers four classes of shares. The Board of Directors has allocated fifty million shares to each of the Fund's Class A Shares and Institutional Class, and has allocated twenty-five million shares to each of the Fund's Class B Shares and Class C Shares.

         While shares of Global Funds, Inc. have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.


         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those Classes.


         The Registration Statements of the Funds and Classes of Global Funds, Inc. became effective on the following dates:

  International Equity Fund                                   October 30, 1991
           International Equity Fund A Class                  October 30, 1991
           International Equity Fund B Class                  September 6, 1994
           International Equity Fund C Class                  November 29, 1995
           International Equity Fund Institutional Class      November 9, 1992

  Global Assets Fund                                          October 30, 1991
           Global Assets Fund A Class                         October 30, 1991
           Global Assets Fund B Class                         December 27, 1994
           Global Assets Fund C Class                         November 29, 1995
           Global Assets Fund Institutional Class             November 9, 1992

  Global Bond Fund                                            October 30, 1991
           Global Bond Fund A Class                           October 30, 1991
           Global Bond Fund B Class                           December 27, 1994
           Global Bond Fund C Class                           November 29, 1995
           Global Bond Fund Institutional Class               November 9, 1992

  Emerging Markets Fund
           Emerging Markets Fund A Class                      May 1, 1996
           Emerging Markets Fund B Class                      May 1, 1996
           Emerging Markets Fund C Class                      May 1, 1996
           Emerging Markets Fund Institutional Class          May 1, 1996

 International Small Cap Fund
          International Small Cap Fund A Class                 July 21, 1997
          International Small Cap Fund B Class                 July 21, 1997
          International Small Cap Fund C Class                 July 21, 1997
          International Small Cap Fund Institutional Class     July 21, 1997

 Global Equity Fund
          Global Equity Fund A Class                           July 21, 1997
          Global Equity Fund B Class                           July 21, 1997
          Global Equity Fund C Class                           July 21, 1997
          Global Equity Fund Institutional Class               July 21, 1997

         Prior to September 6, 1994, International Equity Fund A Class was known as International Equity Fund class and International Equity Fund Institutional Class was known as International Equity Fund (Institutional) class.

Noncumulative Voting
         Global Funds, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Global Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Global & International Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. International Equity Fund's, Global Bond Fund's, Global Assets Fund's, Emerging Markets Fund's and Global Equity Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1997 are included in Delaware Group Global & International Funds, Inc.'s Annual Reports to shareholders. The financial statements and financial highlights the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

                                    PART C
                                    ------

                               Other Information
                               -----------------

Item 24.     Financial Statements and Exhibits
             ---------------------------------

             (a)      Financial Statements:

                      Part A   -   Financial Highlights

                     *Part B   -   Statement of Net Assets
                                   Statement of Operations
                                   Statement of Changes in Net Assets
                                   Notes to Financial Statements
                                   Accountant's Reports



             * The financial statements and Accountant's Report listed above relating to International Equity, Global Assets, Global Bond, Emerging Markets and Global Equity Series are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended November 30, 1997. International Small Cap Series commenced operations on December 19, 1997.


             (b)      Exhibits:

                (1)   Articles of Incorporation.

                      (a) Articles of Incorporation, as amended and supplemented through April 30, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                      (b)        Executed Articles Supplementary (November 28,
                                 1995) incorporated into this filing by
                                 reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                      (c)        Executed Articles Supplementary (April 30,
                                 1996) incorporated into this filing by
                                 reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                      (d)        Executed Articles Supplementary (July 21,
                                 1997) attached as Exhibit.

                (2) By-Laws. By-Laws, as amended through June 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                (3)   Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)

              (4)   Copies of All Instruments Defining the Rights of
                    Holders.

                    (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                         (i) Article Fifth and Article Ninth of the Articles of Incorporation (May 30, 1991), Article Second of Articles Supplementary (May 22, 1992 and September 6, 1994), Article Second of Certificate of Correction to Articles Supplementary (December 28, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (ii) Article Third, Article Fourth and Article Fifth of Articles Supplementary (November 28,
                                  1995) incorporated into this filing by
                                  reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                         (iii) Article Fourth of Articles Supplementary (April 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (iv) Article Fifth of Articles Supplementary (July 21, 1997) attached as Exhibit 24(b)(1)(d).

                    (b)  By-Laws. Article II and Article III, as amended, and
                         Article XIV incorporated into this filing by reference to Post-Effective Amendment No.9 filed June 30, 1995.

              (5)   Investment Management Agreements.


                    (a) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (b) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Assets Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (c) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

PART C - Other Information
(Continued)

                    (d) Sub-Advisory Agreement (April 3, 1995) between Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (e) Investment Management Agreement (May 1, 1996) between Delaware International Advisers Ltd. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.


                    (f)  Executed Investment Management Agreement (July 21,
                         1997) between Delaware International Advisers Ltd. and the Registrant on behalf of the International Small Cap Series attached as Exhibit.


                    (g) Investment Management Agreement (1997) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Equity Series to be filed by Amendment.

                    (h) Sub-Advisory Agreement (1997) between Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Equity Series to be filed by Amendment.

              (6)   (a)  Distribution Agreements.

                         (i) Form of Distribution Agreement (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (ii) Form of Amendment No. 1 to Distribution Agreement (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (iii) Executed Distribution Agreement (May 1, 1996) between Delaware Distributors, L.P. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.


                         (iv) Proposed Distribution Agreement (1997) (Module) between Delaware Distribution, L.P. and the Registrant on behalf of the Global Equity Series incorporated into this filing by reference to Post-Efective Amendment No. 16 filed April 28, 1997.

                         (v) Executed Distribution Agreement (July 21, 1997) between Delaware Distribution, L.P. and the Registrant on behalf of Internatioanl Small Cap Series attached as Exhibit.


                    (b) Administration and Service Agreement. Form of Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

PART C - Other Information
(Continued)

                    (c)  Dealer's Agreements.

                         (i) Dealer's Agreement (Module) with Delaware Distributors, Inc. (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.




                    (d) Mutual Fund Agreement for the Delaware Group of Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

              (7)   Bonus, Profit Sharing, Pension Contracts.

                    (a)  Amended and Restated Profit Sharing Plan (November 17,
                         1994) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (b) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

              (8)   Custodian Agreements.
                    (a)  Executed Custodian Agreement (Module) between
                         The Chase Manhattan Bank and the Registrant on behalf of each Series (May 1, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                         (i) Amendment (November 1997) to Custodian Agreement between The Chase Manhattan Bank and the Registrant on behalf of each Series attached as Exhibit.

                    (b) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

              (9)   Other Material Contracts.

                    (a) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

PART C - Other Information
(Continued)

                    (b) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the Global Assets Series (formerly Global Total Return Series ) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                    (c) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the Global Bond Series (formerly Global Income Series) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                    (d) Shareholders Services Agreement (May 1, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                    (e) Proposed Amended and Restated Shareholders Services Agreement (1997) (Module) between Delaware Service Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                    (f) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment
                         No. 14 filed November 27, 1996.

                         (i) Executed Amendment No. 4A (April 14, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (ii) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (iii) Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (iv) Executed Amendment No. 7 (October 14, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (v) Executed Amendment No. 8 (December 18, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

              (10)  Opinion of Counsel. Inapplicable.

              (11)  Consent of Auditors. Attached as Exhibit.

PART C - Other Information
(Continued)

              (12)  Inapplicable.

              (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

              (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 24, 1994 and Post-Effective Amendment No. 8 filed March 3, 1995.

              (15)  Plans under Rule 12b-1.

                    (a) Form of Plan under Rule 12b-1 for Class A of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                    (b) Form of Plan under Rule 12b-1 for Class B of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                    (c) Form of Plan under Rule 12b-1 for Class C of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                    (d) Executed Plan under Rule 12b-1 (May 1, 1996) for Class A Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                    (e) Executed Plan under Rule 12b-1 (May 1, 1996) for Class B Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                    (f) Executed Plan under Rule 12b-1 (May 1, 1996) for Class C Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.


                    (g) Proposed Plan under Rule 12b-1 for Global Equity Series Class A (1997) (Module) incorporated into this filing by reference to Post- Effective Amendment No. 16 filed April 28, 1997.

                    (h) Proposed Plan under Rule 12b-1 for Global Equity Series Class B (1997) (Module) incorporated into this filing by reference to Post- Effective Amendment No. 16 filed April 28, 1997.

                    (i) Proposed Plan under Rule 12b-1 for Global Equity Series Class C (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                    (j) Form of Plan under Rule 12b-1 for International Small Cap Series Class A (July 1997) attached as Exhibit.

                    (k) Form of Plan under Rule 12b-1 for International Small Cap Series Class B (July 1997) attached as Exhibit.

                    (l) Form of Plan under Rule 12b-1 for International Small Cap Series Class C (July 1997) attached as Exhibit.

PART C - Other Information
(Continued)

              (16)  Schedules of Computation for each Performance Quotation.

                    (a) Incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995, Post-Effective Amendment No. 11 filed January 31, 1996, Post-Effective Amendment No. 14 filed November 27, 1996 and Post-Effective Amendment No. 15 filed March 21, 1997.

                    (b) Schedules of Computation for each Performance Quotation for periods not previously shown attached as Exhibit.

              (17)  Financial Data Schedules. Attached as Exhibit.

              (18)  Plan under Rule 18f-3.

                    (a) Plan under Rule 18f-3 (September 18, 1997) attached as Exhibit.

                         (i) Amended Appendix A to Plan under Rule 18f-3 attached as Exhibit.

              (19)  Other: Directors' Power of Attorney.

                    (a) Incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (b) Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

Item 25.   Persons Controlled by or under Common Control with Registrant.  None

Item 26.   Number of Holders of Securities.
                                                            Number of
           Title of Class                                   Record Holders
           --------------                                   --------------

           Delaware Group Global & International
           Funds, Inc.'s International Equity Series:

           International Equity Fund A Class
           Common Stock                                     8,877 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           International Equity Fund B Class
           Common Stock                                     3,497 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

PART C - Other Information
(Continued)

                                                            Number of
           Title of Class                                   Record Holders
           --------------                                   --------------

           International Equity Fund C Class
           Common Stock                                     911 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           International Equity Fund Institutional Class
           Common Stock                                     66 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Delaware Group Global & International
           Funds, Inc.'s Global Assets Series:

           Global Assets Fund A Class
           Common Stock                                     796 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Assets Fund B Class
           Common Stock                                     472 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Assets Fund C Class
           Common Stock                                     142 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Assets Fund Institutional Class
           Common Stock                                     18 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Delaware Group Global & International
           Funds, Inc.'s Global Bond Series:

           Global Bond Fund A Class
           Common Stock                                     381 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Bond Fund B Class
           Common Stock                                     113 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Bond Fund C Class
           Common Stock                                     50 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

PART C - Other Information
(Continued)

                                                            Number of
           Title of Class                                   Record Holders
           --------------                                   ------------------
           Global Bond Fund Institutional Class
           Common Stock                                     123 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Delaware Group Global & International
           Funds, Inc.'s Emerging Markets Series:

           Emerging Markets Fund A Class
           Common Stock                                     1,372 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Emerging Markets Fund B Class
           Common Stock                                     774 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Emerging Markets Fund C Class
           Common Stock                                     236 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Emerging Markets Fund Institutional Class
           Common Stock                                     21 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Delaware Group Global & International
           Funds, Inc.'s Global Equity Series:

           Global Equity Fund A Class
           Common Stock                                     4 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Equity Fund B Class
           Common Stock                                     0 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Equity Fund C Class
           Common Stock                                     0 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           Global Equity Fund Institutional Class
           Common Stock                                     2 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

PART C - Other Information
(Continued)

                                                            Number of
           Title of Class                                   Record Holders
           --------------                                   --------------

           Delaware Group Global & International
           Funds, Inc.'s International Small Cap Series:

           International Small Cap Fund A Class
           Common Stock                                     1 Account as of
           $.01 Par Value Per Share                         December 31, 1997

           International Small Cap Fund B Class
           Common Stock                                     0 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           International Small Cap Fund C Class
           Common Stock                                     0 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997

           International Small Cap Fund Institutional Class
           Common Stock                                     2 Accounts as of
           $.01 Par Value Per Share                         December 31, 1997


Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed June 4, 1991 and Article XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

PART C - Other Information
(Continued)

Item 28.     Business and Other Connections of Investment Adviser.

             Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to International Equity Series, Global Bond Series, Global Assets Series, Emerging Markets Series, International Small Cap Series and Global Equity Series of the Registrant, and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds.

             Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal       Positions and Offices with Delaware International Advisers Ltd.
Business Address         and its Affiliates and Other Positions and Offices Held
------------------       ---------------------------------------------------------------
*Wayne A. Stork          Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd.
                         and Delaware International Holdings Ltd.; Chairman of the Board and Director of the
                         Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc. and Delaware Capital Management, Inc.; Chairman of the Board,
                         President, Chief Executive Officer, Chief Investment Officer and Director of Delaware
                         Management Company, Inc.; Chairman of the Board, President, Chief Executive Officer
                         and Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.;
                         President and Chief Executive Officer of Delvoy, Inc.; Chairman of Delaware
                         Distributors, L.P.; and Director of Delaware Service Company, Inc. and Delaware
                         Investment & Retirement Services, Inc.


**David G. Tilles        Managing Director, Chief Investment Officer and Director of Delaware International
                         Advisers Ltd. and Chief Investment Officer and Director of Delaware International
                         Holdings, Ltd.

**G. Roger H. Kitson     Vice Chairman and Director of Delaware International Advisers Ltd.

**Ian G. Sims            Deputy Managing Director/ Chief Investment Officer/Global Fixed Income and Director
                         of Delaware International Advisers Ltd.


**John Emberson          Secretary, Compliance Officer, Finance Director and Director of Delaware International
                         Advisers Ltd.


**Nigel G. May           Senior Portfolio Manager/Head of Pacific Basin Group and Director of Delaware International
                         Advisers Ltd.


*                 Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**                Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------

**Elizabeth A. Desmond     Senior Portfolio Manager/Head of European Group and Director of Delaware International
                           Advisers Ltd.

*David K. Downes           Director of Delaware International Advisers Ltd.; Executive Vice President, Chief Operating
                           Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH
                           Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.; Executive
                           Vice President, Chief Operating Officer and Chief Financial Officer of the Registrant and
                           each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., Founders
                           CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.;
                           President, Chief Executive Officer, Chief Financial Officer and Director of Delaware
                           Service Company, Inc.; President, Chief Operating Officer, Chief Financial Officer and
                           Director of Delaware International Holdings Ltd.; Chairman, Chief Executive Officer and
                           Director of Delaware Investment & Retirement Services, Inc.; Chairman and Director of
                           Delaware Management Trust Company; and Vice President of Lincoln Funds Corporation


                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                           Newtown Square, PA


*Richard G. Unruh, Jr.     Director of Delaware International Advisers Ltd.; Executive Vice President and
                           Director of Delaware Management Company, Inc.; Executive Vice President of the
                           Registrant, each of the other funds in the Delaware Group, Delaware Management
                           Holdings, Inc. and Delaware Capital Management, Inc.


                           Board of Directors, Chairman of Finance Committee, Keystone Insurance
                           Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                           Directors, Chairman of Finance Committee, Mid Atlantic, Inc. since 1989,
                           2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc.
                           since 1995, 11911 Freedom Drive, Reston, VA


*                 Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**                Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------

*Richard J. Flannery       Director of Delaware International Advisers Ltd.; Senior Vice President/Corporate and
                           International Affairs of the Registrant, each of the other funds in the Delaware Group,
                           Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust Company,
                           Delaware Capital Management, Inc., Delaware Service Company, Inc. and Delaware Investment &
                           Retirement Services, Inc.; Executive Vice President/Corporate & International Affairs and
                           Director of Delaware International Holdings Ltd.; Senior Vice President/Corporate and
                           International Affairs and Director of Founders Holdings, Inc. and Delvoy, Inc.; and Senior
                           Vice President of Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                           Elverton, PA

*John C. E. Campbell       Director of Delaware International Advisers Ltd., Senior Vice President/Client Services of
                           Delaware Investment Advisers.


*George M.                 Director of Delaware International Advisers Ltd.; Senior Vice President, General
  Chamberlain, Jr.         Counsel, Secretary and Director of Delaware Management Company, Inc., DMH Corp.,
                           Delaware Distributors, Inc., Delaware Service Company, Inc., Founders
                           Holdings, Inc., Delaware Capital Management, Inc., Delaware Investment &
                           Retirement Services, Inc. and Delvoy, Inc.; Senior Vice President,
                           Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                           Management Holdings, Inc.; Senior Vice President and Director of Delaware
                           International Holdings Ltd.; Executive Vice President, Secretary, General
                           Counsel and Director of Delaware Management Trust Company; and Secretary
                           of Lincoln Funds Corporation


*George E. Deming          Director of Delaware International Advisers Ltd.; Vice President/Senior Portfolio Manager,
                           Delaware Investment Advisers.

**Timothy W. Sanderson     Senior Portfolio Manager, Deputy Compliance Officer, Director Equity Research, Chief Investment
                           Officer-Equities and Director of Delaware International Advisers Ltd.


**Clive A. Gillmore        Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director of Delaware
                           International Advisers Ltd.

**Hamish O. Parker         Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of Delaware
                           International Advisers Ltd.

**Gavin A. Hall            Senior Portfolio Manager of Delaware International Advisers Ltd.

**Robert Akester           Senior Portfolio Manager of Delaware International Advisers Ltd.

**Hywel Morgan             Senior Portfolio Manager of Delaware International Advisers Ltd.

*                 Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**                Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


PART C - Other Information
(Continued)

                  Delaware Management Company, Inc. ("DMC"), an affiliate of Delaware International, serves as investment manager to a portion of the portfolio of the Global Assets Series and Global Equity Series and as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

                  The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Wayne A. Stork             Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and
                           Director of Delaware Management Company, Inc.; Chairman of the Board, President,
                           Chief Executive Officer and Director of DMH Corp.,  Delaware Distributors, Inc. and
                           Founders Holdings, Inc.; Chairman, Chief Executive Officer and Director of  Delaware
                           International Holdings Ltd. and Delaware International Advisers Ltd.; Chairman of the
                           Board and Director of the Registrant, each of the other funds in the Delaware Group,
                           Delaware Management Holdings, Inc., and Delaware Capital Management, Inc.;
                           Chairman of Delaware Distributors, L.P.;  President and Chief Executive Officer of
                           Delvoy, Inc.; and Director of Delaware Service Company, Inc. and Delaware Investment
                           & Retirement Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Richard G. Unruh, Jr.      Executive Vice President and Director of Delaware Management Company, Inc.;
                           Executive Vice President of the Registrant, each of the other funds in the Delaware
                           Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.;
                           and Director of Delaware International Advisers Ltd.


                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                           2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                           AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                           Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow             Executive Vice President/Chief Investment Officer, Fixed Income of Delaware Management
                           Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware
                           Management Holdings, Inc.; Executive Vice President and Director of Founders Holdings,
                           Inc.; Executive Vice President of Delaware Capital Management, Inc.; and Director of
                           Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.


David K. Downes            Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                           of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                           Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief Operating
                           Officer and Chief Financial Officer of the Registrant and each of the other funds in the
                           Delaware Group, Delaware Management Holdings, Inc., Founders CBO Corporation,
                           Delaware Capital Management, Inc. and Delaware Distributors, L.P.;  President, Chief
                           Executive Officer, Chief Financial Officer and Director of Delaware Service Company,
                           Inc.; President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                           International Holdings Ltd.; Chairman, Chief Executive Officer and Director of Delaware
                           Investment & Retirement Services, Inc.; Chairman and Director of Delaware
                           Management Trust Company; Director of Delaware International Advisers Ltd.; and Vice
                           President of Lincoln Funds Corporation


                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                           Newtown Square, PA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                 Positions and Offices with the Manager and its
Business Address *                 Affiliates and Other Positions and Offices Held
------------------                 -----------------------------------------------
George M.                  Senior Vice President, General Counsel, Secretary and Director of
Chamberlain, Jr.           Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                           Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management,
                           Inc., Delaware Investment & Retirement Services, Inc. and Delvoy, Inc.; Senior Vice
                           President, Secretary and General Counsel of the Registrant, each of the other funds in the
                           Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.; Senior
                           Vice President and Director of Delaware International Holdings Ltd.; Executive Vice
                           President, Secretary, General Counsel and Director of Delaware Management Trust Company;
                           Director of Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation


Richard J. Flannery        Senior Vice President/Corporate & International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                           Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P.,
                           Delaware Management Trust Company, Delaware Capital Management, Inc., Delaware Service
                           Company, Inc. and Delaware Investment & Retirement Services, Inc.; Executive Vice
                           President/Corporate & International Affairs & Director of Delaware International
                           Holdings Ltd.; Senior Vice President/Corporate and International Affairs and Director of
                           Founders Holdings, Inc. and Delvoy, Inc.; Senior Vice President of Founders CBO
                           Corporation; and Director of Delaware International Advisers Ltd.


                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                           Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                           Bulltown Rd., Elverton, PA

Michael P. Bishof          Senior Vice President and Treasurer of the Registrant, each of the other funds in the
                           Delaware Group and Founders Holdings, Inc.; Senior Vice President/Investment
                           Accounting of Delaware Management Company, Inc. and Delaware Service Company,
                           Inc.; Senior Vice President and Treasurer/Manager, Investment Accounting of Delaware
                           Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                           President and Manager of Investment Accounting of Delaware International Holdings
                           Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Joseph H. Hastings         Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                           Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P.,
                           Delaware Service Company, Inc., Delaware International Holdings Ltd. and Delvoy,
                           Inc.;  Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;  Executive Vice President,
                           Chief Financial Officer and Treasurer of Delaware Management Trust Company;
                           Chief Financial Officer and Treasurer of Delaware Investment & Retirement Services,
                           Inc.; Senior Vice President/Assistant Treasurer of Founders CBO Corporation; and
                           Treasurer of Lincoln Funds Corporation.

Michael T. Taggart         Senior Vice President/Facilities Management and Administrative Services of
                           Delaware Management Company, Inc.

Douglas L. Anderson        Senior Vice President/Operations of Delaware Management Company, Inc.,
                           Delaware Investment and Retirement Services, Inc. and Delaware Service Company,
                           Inc.; Senior Vice President/Operations and Director of Delaware Management Trust
                           Company

James L. Shields           Senior Vice President/Chief Information Officer of Delaware Management Company,
                           Inc., Delaware Service Company, Inc. and Delaware Investment & Retirement
                           Services, Inc.


Eric E. Miller             Vice President, Assistant Secretary and Deputy General Counsel of the Registrant
                           and each of the other funds in the Delaware Group, Delaware Management
                           Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                           Delaware Management Trust Company, Founders Holdings, Inc., Delaware Capital
                           Management, Inc. and Delaware Investment & Retirement Services, Inc.;  and Vice
                           President and Assistant Secretary of Delvoy, Inc.


Richelle S. Maestro        Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                           Registrant, each of the other funds in the Delaware Group, Delaware Management
                           Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                           Service Company, Inc., DMH Corp., Delaware Management Trust Company,
                           Delaware Capital Management, Inc., Delaware Investment & Retirement Services,
                           Inc., Founders Holdings, Inc. and Delvoy, Inc.; Vice President and Secretary of
                           Delaware International Holdings Ltd.; and Secretary of Founders CBO Corporation;

                           Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
Richard Salus(1)            Vice President/Assistant Controller of Delaware Management Company, Inc. and
                            Delaware Management Trust Company

Bruce A. Ulmer             Vice President/Director of LNC Internal Audit of Delaware Management Company, Inc., the
                           Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                           Inc., DMH Corp., Delaware Management Trust Company and Delaware Investment & Retirement
                           Services, Inc.; Vice President/Director of Internal Audit of Delvoy, Inc.

Steven T. Lampe            Vice President/Taxation of Delaware Management Company, Inc., the Registrant,
                           each of the other funds in the Delaware Group, Delaware Management Holdings,
                           Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                           Service Company, Inc., Delaware Management Trust Company, Founders Holdings,
                           Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware
                           Investment & Retirement Services, Inc. and Delvoy, Inc.

Christopher Adams          Vice President/Strategic Planning of Delaware Management Company, Inc. and
                           Delaware Service Company, Inc.

Susan L. Hanson            Vice President/Strategic Planning of Delaware Management Company, Inc. and
                           Delaware Service Company, Inc.

Dennis J. Mara(2)          Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger              Vice President/Business Development of Delaware Management Company, Inc. and
                           Delaware Service Company, Inc.

Lisa O. Brinkley           Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware
                           Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                           Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.;
                           Vice President of Delvoy, Inc.

Rosemary E. Milner         Vice President/Legal Registrations of Delaware Management Company, Inc., the
                           Registrant, each of the other funds in the Delaware Group, Delaware Distributors,
                           L.P. and Delaware Distributors, Inc.

Mary Ellen Carrozza        Vice President/Client Services of Delaware Management Company, Inc. and the
                           Registrant



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                           Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                           Secretary and Director of Founders CBO Corporation

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                           Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and President and
                           Director of Founders CBO Corporation

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                           Registrant and each of the equity funds in the Delaware Group

Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                           Management, Inc.

Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                           Management, Inc.

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                           Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(3)      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

John B. Fields             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

Gerald S. Frey(4)          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Christopher Beck(5)        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Elizabeth H. Howell(6)      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                            and the Delaware-Voyageur Tax-Free Minnesota Intermediate, Delaware-Voyageur
                            Minnesota Insured, Delaware-Voyageur Tax-Free Minnesota, Delaware-Voyageur
                            Tax-Free Idaho, Delaware-Voyageur Tax-Free Kansas, Delaware-Voyageur Tax-
                            Free Missouri, Delaware-Voyageur Tax-Free Oregon, Delaware-Voyageur Tax-Free
                            Washington, Delaware-Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free
                            Wisconsin Funds

Andrew M. McCullagh, Jr.(7) Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and the
                            Delaware-Voyageur Tax-Free Arizona Insured, Delaware-Voyageur Tax-Free Arizona,
                            Delaware-Voyageur Tax-Free California Insured, Delaware-Voyageur Tax-Free Colorado,
                            Delaware-Voyageur Tax-Free New Mexico, Delaware-Voyageur Tax-Free North Dakota and
                            Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                            and each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo                 Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett         Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group.

John Heffern                Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to
    March 1996.
3   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
5   SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
6   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
7   SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

Item 29.    Principal Underwriters.

            (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

            (b Information with respect to each director, officer or partner of principal underwriter:

PART C - Other Information
(Continued)

Name and Principal                                 Positions and Offices                        Positions and Offices
Business Address *                                 with Underwriter                             with Registrant
------------------                                 ----------------                             ---------------

Delaware Distributors, Inc.                        General Partner                              None

Delaware Management
Company, Inc.                                      Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                                   Limited Partner                              None

Wayne A. Stork                                     Chairman                                     Chairman

Bruce D. Barton                                    President and Chief Executive                None
                                                   Officer

David K. Downes                                    Executive Vice President,                    Executive Vice
                                                   Chief Operating Officer                      President/Chief
                                                   and Chief Financial Officer                  Operating Officer/
                                                   Chief Financial Officer

George M. Chamberlain, Jr.                         Senior Vice President/Secretary/             Senior Vice President/
                                                   General Counsel                              Secretary/General Counsel

Richard J. Flannery                                Senior Vice President/Corporate              Senior Vice President/
                                                   and International Affairs                     Corporate and
                                                   International Affairs

Joseph H. Hastings                                 Senior Vice President/Corporate              Senior Vice President/
                                                   Controller & Treasurer                        Corporate Controller

Terrence P. Cunningham                             Senior Vice President/ Financial             None
                                                   Institutions

Thomas E. Sawyer                                   Senior Vice President/                       None
                                                   National Sales Director

Holly W. Reimel                                    Vice President/Manager, National             None
                                                   Accounts

Mac McAuliffe                                      Senior Vice President/Sales                  None
                                                   Manager, Western Division

William F. Hostler                                 Senior Vice President/                       None
                                                   Marketing Services

*        Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

J. Chris Meyer                                   Senior Vice President/                         None
                                                 Director Product Management

Stephen H. Slack                                 Senior Vice President/Wholesaler               None

William M. Kimbrough                             Senior Vice President/Wholesaler               None

Daniel J. Brooks                                 Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                               Senior Vice President/Western                  None
                                                 Division Sales Manager

Henry W. Orvin                                   Senior Vice President/Eastern                  None
                                                 Division Sales Manager

Michael P. Bishof                                Senior Vice President and Treasurer/           Senior Vice
                                                 Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                                   Vice President/Assistant Secretary/            Vice President/
                                                 Deputy General Counsel                         Assistant Secretary/
                                                 Deputy General Counsel

Richelle S. Maestro                              Vice President/                                Vice President/
                                                 Assistant Secretary                            Assistant Secretary

Steven T. Lampe                                  Vice President/Taxation                        Vice President/Taxation

Lisa O. Brinkley                                 Vice President/Compliance                      Vice President/
                                                                                                Compliance

Rosemary E. Milner                               Vice President/Legal Registrations             Vice President/Legal
                                                 Registrations

Daniel H. Carlson                                Vice President/Strategic Marketing             None

Diane M. Anderson                                Vice President/Plan Record Keeping             None
                                                 and Administration

Anthony J. Scalia                                Vice President/Defined Contribution            None
                                                 Sales, SW Territory

Courtney S. West                                 Vice President/Defined Contribution            None
                                                 Sales, NE Territory

*        Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------
Denise F. Guerriere                              Vice President/Client Services                 None

Gordon E. Searles                                Vice President/Client Services                 None

Julia R. Vander Els                              Vice President/Participant Services            None

Jerome J. Alrutz                                 Vice President/Retail Sales                    None

Joanne A. Mettenheimer                           Vice President/New Business                    None
                                                 Development

Scott Metzger                                    Vice President/Business Development            Vice President/Business
                                                                                                Development

Stephen C. Hall                                  Vice President/Institutional Sales             None

Gregory J. McMillan                              Vice President/ National Accounts              None

Christopher H. Price                             Vice President/Manager,                        None
                                                 Insurance

Stephen J. DeAngelis                             Vice President/Product                         None
                                                 Development

Andrew W. Whitaker                               Vice President/Financial Institutions          None

Jesse Emery                                      Vice President/ Marketing                      None
                                                 Communications

Darryl S. Grayson                                Vice President, Broker/Dealer                  None
                                                 Internal Sales

Susan T. Friestedt                               Vice President/Client Service                  None

Dinah J. Huntoon                                 Vice President/Product                         None
                                                 Manager Equity

Soohee Lee                                       Vice President/Fixed Income                    None
                                                 Product Management

Michael J. Woods                                 Vice President/ UIT Product                    None
                                                 Management

*        Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------
Ellen M. Krott                                   Vice President/Marketing                       None

Dale L. Kurtz                                    Vice President/Marketing Support               None

David P. Anderson                                Vice President/Wholesaler                      None

Lee D. Beck                                      Vice President/Wholesaler                      None

Gabriella Bercze                                 Vice President/Wholesaler                      None

Terrence L. Bussard                              Vice President/Wholesaler                      None

William S. Carroll                               Vice President/Wholesaler                      None

William L. Castetter                             Vice President/Wholesaler                      None

Thomas J. Chadie                                 Vice President/Wholesaler                      None

Thomas C. Gallagher                              Vice President/Wholesaler                      None

Douglas R. Glennon                               Vice President/Wholesaler                      None

Ronald A. Haimowitz                              Vice President/Wholesaler                      None

Christopher L. Johnston                          Vice President/Wholesaler                      None

Michael P. Jordan                                Vice President/Wholesaler                      None

Jeffrey A. Keinert                               Vice President/Wholesaler                      None

Thomas P. Kennett                                Vice President/ Wholesaler                     None

Debbie A. Marler                                 Vice President/Wholesaler                      None

Nathan W. Medin                                  Vice President/Wholesaler                      None

Roger J. Miller                                  Vice President/Wholesaler                      None

Patrick L. Murphy                                Vice President/Wholesaler                      None

Stephen C. Nell                                  Vice President/Wholesaler                      None

*        Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

Julia A. Nye                                     Vice President/Wholesaler                      None

Joseph T. Owczarek                               Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                        Vice President/Wholesaler                      None

Mark A. Pletts                                   Vice President/Wholesaler                      None

Philip G. Rickards                               Vice President/Wholesaler                      None

Laura E. Roman                                   Vice President/Wholesaler                      None

Linda Schulz                                     Vice President/Wholesaler                      None

Edward B. Sheridan                               Vice President/Wholesaler                      None

Robert E. Stansbury                              Vice President/Wholesaler                      None

Julia A. Stanton                                 Vice President/Wholesaler                      None

Larry D. Stone                                   Vice President/Wholesaler                      None

Edward J. Wagner                                 Vice President/Wholesaler                      None

Wayne W. Wagner                                  Vice President/Wholesaler                      None

John A. Wells                                    Vice President/Marketing Technology            None

Scott Whitehouse                                 Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)   Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, or in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 31.      Management Services.  None.

PART C - Other Information
(Continued)

Item 32.      Undertakings.

              (a)   Not Applicable.


              (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of International Small Cap Series.


              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of January, 1998.

                               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.


                                   By /s/ Wayne A. Stork
                                      -----------------------------------
                                      Wayne A. Stork
                                      Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                              Title                                                   Date
---------                                              -----                                                   ----

/s/ Wayne A. Stork                                 Chairman of the Board and Director                     January 27, 1998
--------------------------------
Wayne A. Stork
                                                   Executive Vice President/Chief Operating
                                                   Officer/Chief Financial Officer
/s/ David K. Downes                                (Principal Financial Officer and Principal             January 27, 1998
--------------------------------                   Accounting Officer)
David K. Downes




/s/ Walter P. Babich           *                   Director                                               January 27, 1998
--------------------------------
Walter P. Babich

/s/ Anthony D. Knerr           *                   Director                                               January 27, 1998
--------------------------------
Anthony D. Knerr

/s/ Ann R. Leven               *                   Director                                               January 27, 1998
--------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth      *                   Director                                               January 27, 1998
--------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison           *                   Director                                               January 27, 1998
--------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick             *                   Director                                               January 27, 1998
--------------------------------
Jeffrey J. Nick

/s/Charles E. Peck             *                   Director                                               January 27, 1998
--------------------------------
Charles E. Peck




                             *By /s/ Wayne A. Stork
                                 --------------------
                                 Wayne A. Stork
                                 as Attorney-in-Fact for
                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.              Exhibit
-----------              -------

EX-99.B1D                Executed Articles Supplementary (July 21, 1997)


EX-99.B5F                Executed Investment Management Agreement (July 21,
                         1997) on behalf of International Small Cap Fund

EX-99.B6AV               Executed Distribution Agreement (July 21, 1997) on
                         behalf of International Small Cap Fund


EX-99.B8AI               Amendment (November 1997) to Custodian Agreement
                         between The Chase Manhattan Bank and the Registrant on behalf of each Series

EX-99.B9FI               Executed Amendment No. 4A (April 14, 1997) to Schedule
                         A to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9FII              Executed Amendment No. 5 (May 1, 1997) to Schedule A to
                         Delaware Group of Funds Fund Accounting Agreement

EX-99.B9FIII             Executed Amendment No. 6 (July 21, 1997) to Schedule A
                         to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9FIV              Executed Amendment No. 7 (October 14, 1997) to Schedule
                         A to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9FV               Executed Amendment No. 8 (December 18, 1997) to
                         Schedule A to Delaware Group of Funds Fund Accounting
                         Agreement

EX-99.B11                Consent of Auditors


EX-99.B15J               Form of Plan under Rule 12b-1 for International Small
                         Cap Series Class A

EX-99.B15K               Form of Plan under Rule 12b-1 for International Small
                         Cap Series Class B

EX-99.B15L               Form of Plan under Rule 12b-1 for International Small
                         Cap Series Class C

EX-99.B16B               Schedules of Computation for each Performance Quotation
                         for periods not previously shown

EX-27                    Financial Data Schedules

EX-99.B18A               Plan under Rule 18f-3 (September 18, 1997)

EX-99.B18AI              Amended Appendix A to Plan under Rule 18f-3

EX-99.B19B               Power of Attorney for Thomas F. Madison and Jeffrey J.
                         Nick